J.P. Morgan Mortgage Trust 2026-ACES1 ABS-15G

Exhibit 99.6

Customer Loan ID	Final Current Event Level	Current Exceptions	Collection comments
304983627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower about natural disaster, borrower states not impacted by California fire and does not need assistant with claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry on year end and if can be emailed rather than mailed. Advised the form can only be mail or obtain online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973606	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in completed payment amount of $xxxxadvised allowxxxxiness days for payment to clear bank. Borrower inquired on receiving 2 bills advise apology as account is current. Borrower inquired to pay June with $500 additional principal amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxx a payment dispute was received. Borrower was charged twice advise payment was made through ivr agent confirmed refund procedure. The dispute was resolved by the servicer. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in for auto payment. They promised to pay in the amount of $xxxxon 12/13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003692	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304953515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower and inquired about the statement. borrower advice that they can send the documents via mail. Borrower wanted the verbal information about the interest rate servicer provide the information for 2024.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower and wanted to know if the payment was received as borrower was submitted on the website but has not come from bank. Advised last submitted on website was June23rd and have not got for August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower and provide the statement information. Borrower did inform they did not receive the 2024 1098 form. servicer provide the verbal information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011894	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
305003691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963596	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304963595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked with borrower. Borrower inquired about waiving late charge . Advised borrower waiver was already used on xx/xx/xxxx Advised to email request for waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  A prior chapter 7 bankruptcy case was filed and discharged. The case number and discharge date were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower and ordered a P/O and wanted to know if they had to have it pif by that day, agent advised No.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920778	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304993632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower inquiry regarding nxxxxcient fund and bankruptcy fee. Advised to email research department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to get the late charged waived in the amount of $xxxx. Advised during the life of the loan only one is waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment on online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made online payment on 6/7/2024 in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304953501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called in to inquired about the natural disaster impact. Borrower confirmed that they are not impacted by fire also confirmed that borrower did not need the payment assistance for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment updated and mentioned when they made the double payment they thought the account was now current. Agent provided the information and scheduled the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304953499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933479	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry on NSF/ other fees, bad check fee for xx/xx/xxxxin the amount of $xxxxvised can send a written request to research.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  There was a fee dispute which was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on discover dues and maturity change letter received and servicer advised the information to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933477	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963588	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to promise to pay $xxxxand might make another payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973588	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
305011884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about the payment received. Servicer confirmed that the payment was received for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993623	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talk to the borrower regarding to make a payment and call transferred to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about bad check fees and agent advised can not waive and to send dispute letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953490	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower and discussed about claim check and agent advised it is not endorsed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind damage, date of loss xx/xx/xxxx Claim is nxxxxored. The claim was classified as non monitored. Claim funds received in the amount of $xxxxon xx/xx/xxxxand released to borrower on xx/xx/xxxx No evidence of work order or inspection to verify repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003680	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304963584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called for payment dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to inquire about natural disaster. Borrower confirmed that not impacted by CA fires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower said looking to about payment scheduled payment was made was having open computer to see the payment was made and what date and amount advised if payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003678	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
305003676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in called in and stated forgot to make the payment and servicer advised to set up the payment however borrower will make payment within the pay period. Borrower made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to set up bill payment automatically form account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973582	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  xxxxwer called in and scheduled a payment in the amount of $xxxxfor xx/xx/xxxx  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for assistance accessing online portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983608	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to loss draft questions. Advised to borrower to loss draft check sent for an endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  As per the comment dated xx/xx/xxxxnotification of damage to the property received due to the fire. As per the comment dated xx/xx/xxxxloss draft check sent for an endorsement for date of loss on xx/xx/xxxx On xx/xx/xxxxloss draft check mailed, and no evidence of 100% repair inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower was called with regards to the payment due and as the loan was out of bankruptcy the borrower would like to set yup draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform statement not received and agent advised to find statement online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called to inquire whether they are impacted by natural disaster or not and borrower stated they are not impacted by disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943498	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
305003666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to see if can remove LC, agent advised Yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make sure that the servicer doesn't remove loan from insurance to which agent advised that they won't do it for active loan it would be the application that was removed for the application they did not complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to the borrower regarding natural disaster and borrower confirmed is not impacted by xxxx or xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983603	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304920763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they are worried about negative credit reporting for February payment and agent advised not reported until 30 days past due. Borrower also discussed about late fees with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983601	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates there was a claim check released with amount $xxxxand the date of loss on xx/xx/xxxx There is no evidence that 100% repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003663	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in on inquiry about loss draft issue, and also borrower needing check for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per review There is an indication of property damage, and on xx/xx/xxxxindicates Loss draft check has been sent for endorsement, however there is no indication of 100% inspection and repairs completed.  The damage repair amount is estimated at $xxxxroperty repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933465	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304920760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943493	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304973577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called completed amount $xxxxvised to allowxxxxiness days for the payment to clear payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in they need to make payment and call was transfer to bankruptcy department. Borrower made the payment and agent provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked with borrower. Borrower inquired about late charge waiver. Advised waived late charges as one time courtesy. Borrower stated payment made on last day of grace period. Advised will remove late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to inquire about natural disaster. Borrower confirmed that is not impacted by fire and doesn't need assistance with payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in wanted to know why had a missed call advised due to payment still due for xx/xx/xxxxd initiated a payment online, also advised received and processing should reflect in bank account within 2 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about nxxxxcient funds other fees. Advised to borrower can send written to waive late fee and borrower made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment and gave permission.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983594	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304993605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding hurricane, borrower advised affected by recent hurricane and borrower is truck driver has been unpaid since xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993602	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  Judgment was entered xx/xx/xxxx  The foreclosure sale is scheduled for xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304953471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to the payments and was advised will take aboutxxxxiness days for it to be cleared, was also advised that the ACH is active and borrower can make the principle payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made a payment of $xxxxfor xx/xx/xxxxand requested the statement from document hub.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and promised to pay March payment online in the amount of $xxxxand April payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003656	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer provided information on loss draft procedure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages noted on xx/xx/xxxx Servicer advised borrower to send in claim check for endorsement. No evidence claim funds received or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003655	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx credit dispute was received. The dispute was resolved by the servicer. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquiry on refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and said none of my business and did not want to very any information borrower said payment and bill pay $xxxxon 09/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and informed about the account status and documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943483	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003640	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943479	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Bankruptcy plan was confirmed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower regarding the payment due and got the information the bill was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943475	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called and wanted to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower to discuss about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk with borrower regarding payment and confirmation provided. Agent advise thatxxxxiness days to clear the payment. Borrower was not able to make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to know the loan status. Advised to the borrower payment received on xx/xx/xxxxin the amount of $xxxx loan is current and next due date is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk with 3rd party regarding payment and agent advised that to allowxxxxiness days for the payment to clear.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304933420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower said makes payment and payment made and advised if payment would need proof will be made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003620	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates that payment dispute was filed and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make the payment to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower states unable to make payment on web as website unsecured. Agent advised opt to login using mobile device not connected to xxxxorrower inquired about payment posting during foreclosure process. Borrower received xxxxtement letter and schedule August payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Call was regarding servicer spoke to xxxxwer regarding the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933413	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay in the amount of $xxxxon Feb.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment. Borrower having hardship due to business slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called even just not paid Jan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304933412	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to bankruptcy status and also payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to set up payment for $1839 for xx/xx/xxxx/15/23,xx/xx/xxxxxx/xx/xxxxVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment related and agent provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower regarding payment. Borrower completed payment by phone in the Amount of $400 and provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower stated set up automatic clearing house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983553	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called to inquiry on request a refund on deferment. Advised customer to send email to research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On dated xx/xx/xxxx there was a notification of property damage. Customer filed an insurance claim, but customer don't think insurance will cover damage and may be out of pocket. No comments have been found repairs are 100% complete.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983552	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and states they making payment for xx/xx/xxxxon Monday xx/xx/xxxxand will be making the xx/xx/xxxxpayment by xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003607	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire if someone was sent out to survey the property to which agent confirmed as no and stated they can call a loan officer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to request to waive the late charges. Agent advised they can't do it since it is already done.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963535	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003600	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933404	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to know principal amount and also inquiring about original loan amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983538	2	[2] Loan is in Bankruptcy

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they live in a fire disaster area and insurance has issued a check for repairs.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comments dated xx/xx/xxxxborrower disputed for credit and it was resolved.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  Chapter 7 case xxxx filed on xx/xx/xxxxand discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Claim filed for fire damage, date of loss xx/xx/xxxx Claim funds received on xx/xx/xxxxin the amount of $20466.88. No evidence of inspection or work order to verify repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to bankruptcy department and inquire about the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment online and ACH payment. Borrower was provided the information and borrower mentioned they will make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943433	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in about the next draft date.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxx payment dispute has been identified which was resolved. Prior payment dispute was resolved onxx/xx/xxxx
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage was noted with a date of loss of xx/xx/xxxx Per comment on xx/xx/xxxx Claim check in the amount of $xxxxwas endorsed. No indication of 100% inspection or damage resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment. Asking question about the balance on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower on additional amount needed to pay to payoff the loan in 4 years.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003581	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called regarding payment. Agent provided confirmation. Agent advisedxxxxiness days for payment get update in system.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963524	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to Borrower regarding payment inquiry. Advised payment received and confirmed the date and amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943427	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003579	2	[2] Currently Delinquent Mortgage

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated xx/xx/xxxxindicates property damage due to hailstorm and roof of home and garage and gutters downspouts bedroom was leaking borrower filed the insurance claim. Comment dated xx/xx/xxxxindicates claim check was send to the insurance company for endorsement. comment dated xx/xx/xxxxindicates claim check was sent to borrower for disbarment. Comment dated xx/xx/xxxxindicates claim check was endorsed. No evidence of 100% inspection was completed.  The damage repair amount is estimated at $xxxxroperty repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963519	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated that they have been locked out of the website to which agent advised it is due to number of attempts and allow 2 hrs to reset and then can attempt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983525	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  On dated xx/xx/xxxx customer called regarding the general status of loss draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxx there was a property damage occurred on xx/xx/xxxx On dated xx/xx/xxxx customer called regarding the general status of loss draft. No comments have been found repairs are 100% complete.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower regarding natural disaster to inquire about, borrower confirmed in not impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and wanted to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made payment of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated can't make the online payment due to tech issue. IT department is working to resolve the issue. Servicer offered assistance through phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920694	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired about credit correction and agent advised they can send a written request to research team.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received and borrower would like to negative credit report removed from the loan. On xx/xx/xxxxindicates acknowledgement of dispute was raised received. On xx/xx/xxxxindicates the dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to the borrower regarding the payment and now the loan is in litigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to confirm nest payment date. Borrower did not have calendar to look for and not sure if borrower could pay by 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003569	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in as going to attorney before making the payment as going through divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and verified the payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973504	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquire about additional check to be endorsed and wanted to confirm that servicer would sign and release due to it being second mortgage. Servicer informed check will be endorsed and released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comment dated xx/xx/xxxxindicates there is evidence of fire damage on dated xx/xx/xxxx On xx/xx/xxxx loss draft check was received and claim check was endorsed. On xx/xx/xxxx servicer advised claim check will be endorsed and released to the borrower. On xx/xx/xxxx loss draft check was received for $46027.87. On xx/xx/xxxxclaim check was mailed to the borrower. There is no evidence of any repairs completed or 100% inspection done.  The damage repair amount is estimated at $xxxxroperty repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983511	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower and informed loan is in bankruptcy. Borrower inquire about the payment options and advise that need to talk with bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to confirm account status and to make a payment. Borrower was provided requested information and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made August's and September's payment in the amount of $xxxxand confirmation number provided. Borrower informed they will be making payment for October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963490	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for xx/xx/xxxxin the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  bankruptcy plan was confirmed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  As per the comment dated xx/xx/xxxxindicates borrower raise the damage issue due to water on xx/xx/xxxx Comment dated xx/xx/xxxxindicates loss draft claim check was send to borrower for endorsement. No evidence of 100% inspection was completed.  The damage repair amount is estimated at $xxxxroperty repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they made 3 payments online and refused to provide pay updates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower regarding on waiving late charge fee and advised can waive one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer completed payment in the amount of $xxxxby phone. Advised to allowxxxxiness days for the payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304953383	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in upset wanting online access and 1098 borrower was advised that the 1098 request must be submitted in writing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired on online access. Borrower stated is notable to get 6 digit passcode. Agent advise aware of the issue with email and in process of working on it and are hoping it will be resolved. Borrower can take payment over the phone. Borrower stated will try to get online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933363	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated payment paid by phone in the amount of $xxxxIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Bankruptcy Fees.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  As per comment datedxx/xx/xxxxBorrower had bankruptcy fee dispute, Borrower stated received notice in regards letter received additional fees it has been resolved advised to the borrower it just evaluating loan.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower inquired to set up autopayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003538	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in as requested payoff to be emailed but it came up with error message that is had to be handled by payoff specialist and would be sent out be mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about the account status and states will pay online payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was advised of the May payment due. Servicer asked for banking information and advised will have to get the banking information each time. Payment was initiated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comment dated xx/xx/xxxxindicates there was a prior bankruptcy with chapter 7 however no additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943367	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304933356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they should not be due for May as they made payment on xx/xx/xxxx Servicer confirmed it was applied to April monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011773	3	[3] Contested FC (No Atty Authorized) - Notes clearly state contested FC, no indication of resolution [3] Foreclosure processing has been delayed. [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  Service was completed xx/xx/xxxx  The current foreclosure is delayed and the delay/obstruction reason is current foreclosure contested.  The next projected foreclosure step is judgment.  Borrower filed answer to foreclosure on xx/xx/xxxx file is contested. Judgment hearing has not been set.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding late fee letter received. Advised about grace period and late fee structured.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to verify the payoff instruction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011770	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943359	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  prior to that bankruptcy Chapter 7 Case #xxxx filed on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made the online payment of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953364	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxindicates borrower raise the credit dispute and comment dated xx/xx/xxxxindicates servicer update the payment history and issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made a payment of $xxxxrrower mentioned reason for default as loss of job and started working from January 2025, also stated April payment will be on time and thought they were on auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talk to borrower regarding promise to pay for February and March and next pay date and borrower was sick for 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933336	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked with borrower made payment. Title final received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304953355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to borrower regarding payment. Advised payment made dated xx/xx/xxxxin the amusing amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963443	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973457	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and reported excessive obligation as reason for default and discussed the loss mitigation and account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973453	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised to pay the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated onxx/xx/xxxxand xx/xx/xxxxshows that there is damage to the property. Property damage due to hurricane. Slab was cracked, roof damage. Windows broken, pipes are busted and swimming pool damaged. No information provided regarding claim. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called into regarding payment schedule and stated about hardship due to reduction in income. Borrower made payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for payment inquiry and stated they were having problem to make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated reason for default due to lower payment from work and borrower stated might apply for loss mitigation. Servicer provided explanation of loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment. Borrower sent bill payment for 05/03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire if payment received advised Yes currently pending. Borrower stated 2 payment debited from account advised only see 1 payment advised of process to refunded. Borrower requested to have that payment cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920642	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to request payment history and servicer advised to submit a written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Motion for relief was filed on xx/xx/xxxxhowever it was withdrawn on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Previous bankruptcy chapter 13 filed on xx/xx/xxxx Case# xxxx and discharged on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011750	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower wanting to make payment and transfer call to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform about having online payment issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to set up ACH. Advised to the process and walkthrough filling out ACH information online process. Borrower stated that payment made today was April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963424	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920633	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment and stated unable to access the website.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the reporting occurred. There was no further mention about the dispute..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Claim filed for water damage, date of loss xx/xx/xxxx Claim is nxxxxored. Claim funds received on xx/xx/xxxxin the amount of $xxxxand released to borrower on xx/xx/xxxx Additional Claim funds released in the amount of 5414.39 on xx/xx/xxxx No evidence of final inspection or work order to verify repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Agent advised report was received on xx/xx/xxxxindicating the account not be located. Agent advised borrower can make payment until 16th of the month before late charges is assessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about auto draft. Servicer advised on no automated clearing house on file and to contact bank to know if bill pay set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that borrower will remake the payment onlinexx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304933314	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to the loan modification information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to advised that borrower would be make payment on the 11th of next month and borrower sated illness of family member and too be left alone so borrower had to quite working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding account and borrower advise that there autopay was activated and upset to provide banking information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953324	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and pay by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943317	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment and was upset about last month payment which did not process due to error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973429	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they received a notice dated 1/20 with higher balance and agent advised notice would have been for informational purpose.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comments dated xx/xx/xxxxcredit dispute was raised from borrower and it was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about on paying more interest than principal amount on loan. Agent explained on amortization schedule and how much is collected for principal and interest.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003481	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983444	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform of reason for delinquency as had 2 fires within property and had to evacuate it. Also informed that property is ok and back in property but had expenses due to evacuating both times.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  As per comment dated xx/xx/xxxx due to fire, borrower had to evacuate on xx/xx/xxxx As per comment dated xx/xx/xxxx borrower informed that they have had 2 fires within the property and had to evacuate home 2 times. There are no indication that repair is completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003479	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993438	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding TDY, for loss mit assistance and borrower is working and behind in bills everything credit cards not able to pay is getting sued from them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated that they are at work and will be not able to continue with the call and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993436	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower was called with regards to the check, borrower advised of sending a new cashier's check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed xx/xx/xxxx  Service was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920623	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment. Also, inquired about online access.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired if payment was received and agent advised not received they do not see any payment other than the one was made on xx/xx/xxxx Borrower was making the payment for xx/xx/xxxxand they will call back on Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973412	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower and advise that the payment was misapplied which was confirmed on xx/xx/xxxxand xx/xx/xxxxEVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx a payment dispute was received. The dispute was resolved as the servicer confirmed and there was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about payment amount and due date. Servicer informed that payment amount is $xxxxon xx/xx/xxxx Borrower informed servicer that April payment made online  and inquire on payment made on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993425	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to copy of year end statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933289	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment confirmation in the amount of $xxxxwhich was schedule on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower regarding bankruptcy and wanting to make payment and call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  Another bankruptcy case#xxxx found with chapter 7 filed on xx/xx/xxxxand the case was discharged on xx/xx/xxxx Bankruptcy case#xxxx filed on xx/xx/xxxxwith chapter 7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993421	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to let know that they need to have check endorsed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Onxx/xx/xxxx property had roof damage due to hail storm. Contractor will do the work in the amount of $16638.16. Onxx/xx/xxxx borrower inquired on check needing endorsement. Onxx/xx/xxxx as per the adjuster report check in the amount of $xxxxhas been received. No information pertaining to 100% repair inspection found.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding payment and borrower made the payment in the amount of $xxxxon 06/2/2025.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973409	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Comment dated xx/xx/xxxxindicates bankruptcy was terminated on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to payment related query.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973407	3	[3] Loan is in Foreclosure

[2] Currently Delinquent Mortgage

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to loan modification and also made a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On xx/xx/xxxxfire damage to the property was noted. On xx/xx/xxxxloss draft check in amount of $108,475.34 was sent for endorsement and date of loss was xx/xx/xxxx On xx/xx/xxxxborrower received additional claim check in amount of $xxxx xx/xx/xxxxendorsed loss draft checks in amount of $xxxxand $xxxxwere mailed to the borrower. There is no evidence of repairs completed, or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower wanted to know if payment received advised borrower next payment due is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to foreclosure and was transferred to foreclosure department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943298	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called verified all the details and informed that had reduction of salary for September and December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called with regards to the payments, and was also advised on the loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003449	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding the status of disbursement and advised borrower check was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comments dated xx/xx/xxxxproperty damage was reported.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer wants to see if payment was received. Advised payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920597	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanted to get account information, how funds are applying towards loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  Comment dated xx/xx/xxxxindicates chapter 7 bankruptcy was filed with case number xxxx filed date xx/xx/xxxx was discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about the account status and made online payment, provide confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment and provided confirmation. Borrower informed that June payment will be on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983415	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding loss draft.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated on xx/xx/xxxxThere was property damage on xx/xx/xxxxdue to Hurricane. Claim classified as nxxxxor. Claim check $xxxx xx/xx/xxxxClaim check $xxxxaim check endorsed and return. ON xx/xx/xxxxClaim check loss mail check mailed out. There is no indication of 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953293	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx  Comment dated xx/xx/xxxxindicates bankruptcy chapter 13 case no xxxx was filed on xx/xx/xxxxand dismissed on xx/xx/xxxx And chapter 13 was filed on xx/xx/xxxxwith case no xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxBorrower stated property was damaged due to hurricane and sliding doors and electrical issues happened. As per comment dated xx/xx/xxxxborrower was facing hardship due to hurricane. As per comment dated xx/xx/xxxxborrower was still catching up due natural disaster hurricane.  As per comment dated xx/xx/xxxxdamages were not covered in insurance claim due to act of God. As per comment dated xx/xx/xxxxborrower was still dealing with damage and finishing painting of outside of the property. No evidence of repairs completion or 100% inspection identified.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding for payment in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  As per comment xx/xx/xxxxCase was terminated on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding loan status, inquiry about deferment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003441	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  As per comment xx/xx/xxxxindicates there was one more bankruptcy case was filed on xx/xx/xxxxchapter #7 and case # xxxx and discharge xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920586	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated borrower made payment for November 2024, Also, will make payment for December as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  As per the comment dated xx/xx/xxxxBK case #xxxx, chapter #13, filed on xx/xx/xxxx As per the comment dated xx/xx/xxxxmotion for relief filed on xx/xx/xxxxand relief granted on xx/xx/xxxxper comment dated xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on the status of mailing address change. Agent sent change of address form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about statement for November month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983406	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
305011707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and wanted to make payments and stated could not access the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxfor the month of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304933252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011701	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304973382	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated xx/xx/xxxxthe borrower called about an insurance claim. As per the comment dated xx/xx/xxxxthe servicer mailed an endorsed loss draft claim check send to borrower for $20754.91. Comment dated xx/xx/xxxxindicates claim check was endorsed, and no evidence 100% inspection was completed. Per comment datedxx/xx/xxxx  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding loan is current and wants to speak with loss mitigation and wants to cancel application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired about refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011700	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304920573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and payment was initiated in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920570	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about refinance to which agent advised Refinance department phone number and transferred the call to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Talk to borrower to get update on confirmed removed for loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983398	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304983397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943274	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304953282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiring about changing mailing address. Advised customer that need to send signed post for add update or can update online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933244	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304933243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about the online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973371	3	[3] Title Issue -: Senior Liens	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to ask about wire transfer for $22422 and stated $7000 was not applied and upset about the $30 inspection fee that was charged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated xx/xx/xxxxsubject property has title issue with prior mortgage as it states senior mortgage is still open for borrower with Wells Fargo Bank N.A.  No evidence of lien being released or satisfied.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to the duplicate billing statement, was advised it will take xxxxurs to be mailed andxxxxiness days to be received. Was also provided assistance with the password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they was out of work for 3 months and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920564	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304983391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Outbound call to borrower regarding natural disaster if borrower confirmed is not impacted by fires and borrower does not need assist with claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953277	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
305011694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated reason for default due to going through job transition and made online payment. Servicer offered auto payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to know about the payment made servicer advised as yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired on registering the account and inquired on the website. Inquired if authorized third party was able to register.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933237	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a January payment in the amount of $180 and provided confirmation number xxxx.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment datedxx/xx/xxxxindicates a there is a evidence of payment dispute and dispute has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953274	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called answered general questions regarding loss draft. Servicer informed that the check will be endorsed and released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for hurricane damage to roof, date of loss xx/xx/xxxx Claim is nxxxxored. Claim funds received xx/xx/xxxxin the amount of $xxxxand released to borrower on xx/xx/xxxx No evidence of work order or final inspection to verify repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983390	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
304933236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943267	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304963357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer wants ACH form. Bank is not setting it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933233	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to see if the account is in active bankruptcy and for payment options servicer advised the way of payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiry on hazard referred insurance department, borrower said just got letter requiring flood insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to request online access. Servicer advised them to send a written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920551	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called out regarding payment. Payment plan made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and wanted to set up online for ACH. Borrower had issue with login.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform made payment for $xxxxon xx/xx/xxxxand reported loss of job since covid and death in family as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they are having some issue and will send payment again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963346	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in bankruptcy department wanted ACH to be reactivated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called xxxxwer regarding reason for default. Co borrower stated payment gets paid biweekly and need to call borrower for reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and states lost job and no benefits received, promise to pay in the amount of $xxxxon 02/07 and February payment will be paid on 02/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011670	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment and gave consent to call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comments dated xx/xx/xxxxborrower disputed for credit reporting and it was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304933219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953250	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and inquired about forbearance. Call transferred to loss mitigation department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Customer called for credit reporting dispute. However, dispute was not resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304953249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay in the amount of $xxxxfor June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called stated reason for default as excessive obligations and going to cancel 08/22 bill pay then will do $xxxxrrower was transferred to collections department and was advised June payment is received. The borrower was trying to use credit card and does not know where the funds went.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called inquire on modification to loss mitigation department. Borrower inquire on amount on payoff. Advised due to covid deferral, Borrower advised amount not accurate. Borrower  inquire on subordination advised written repost required with signature.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953245	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated on xx/xx/xxxxshows that there is damage to the property. Fence is damage and borrower can file a claim. On same day indicated that borrower filed a claim. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comments onxx/xx/xxxx and xx/xx/xxxxthe property was located in a FExxxxred disaster area for Hurricanes xxxx and xxxx. The property was damaged. No indication in notes that the property was repaired.
304963329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011663	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called out to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer stated online website wasn't working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963319	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Coborrower called for final amount due servicer advised in the amount of $10834.95 and also advised to speak with loss mitigation department as documents were missing before making any payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated part time as self employed job and was expecting a check but has not received it. Borrower made the payment from other job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in declined modification assistance. Stated will bring loan current by own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called made payment of $xxxxrvicer advised to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933182	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983348	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired if servicer received payment in the amount of $1200 mailed on 1/6/2024.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Onxx/xx/xxxx payment dispute identified which has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked to borrower regarding payment. Borrower stated to skip auto clearing house for February month. Borrower stated will be making manual later. Agent advised the hold will be only forbearance. Auto clearing house will acroamatically start in March. Borrower inquired on interest rate. Borrower would need to speak to loan officer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired on two payments made and servicer advised nothing on account at this time. Borrower stated reason for default due to online account not always avail or does not always allow to make payment. Servicer offer loss mitigation assistance and borrower declined. Servicer offered repayment plan as well however borrower declined. Borrower will bring account current by own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011637	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding general information related to account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated xx/xx/xxxxa Fee dispute raised by the borrower. Servicer provided the resolution and waived the late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding April and may payment of $xxxx Borrower stated they forgot hurt hand and retired and taking care of mother. Agent advise on autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on payment and pushed the payment to 7th of July 2025.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933175	3	[3] Title Issue -: Other [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to set up payment arrangements and agent offer to transferred to loss mitigation for more information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  An outstanding mortgage is against title. A title claim was filed and denied. The foreclosure attorney was going to add a curative count but the account was reinstated. No indication a release was filed.  An outstanding mortgage is against title. A title claim was filed and denied. The foreclosure attorney was going to add a curative count but the account was reinstated. No indication a release was filed.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comments dated xx/xx/xxxxproperty damage was reported.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment and mad e the payment online, wants to know the account status. Agent provided loss mitigation option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983341	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973309	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in following up on recent payment made agent advise foreclosure is active and will not accept payments, only accept full reinstatement or payoff. Agent advise of loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about the modification and also stated borrower lost his job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003374	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to made payment of $xxxxand confirmation number provided agent advise to allowxxxxiness days for payment to clear bank is effective today. Borrower complaint not getting 6 digit passcode in email to login to payment. Borrower inquired on fee and agent advise no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and discuss about the account status, stated hardship due unexpected expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said had to change bank account had other bills to pay to catch up about 5k happened in September 2024, was not able to get paid as new job started middle of February 2025. Borrower also stated that their bank account was negative for 5 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in requested copy of previously modification documents. Servicer advised has to request copy from research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943212	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953198	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check if July month payment was received and servicer gave confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Comments indicate previous chapter 7 bankruptcy filed on xx/xx/xxxx case number xxxx and discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993288	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated $xxxxcannot pay today as they did not know this loan has not paid just took 401k withdraw pay 1st mortgage 6 months ago.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired on payment and due date. Servicer advised borrower is due for xx/xx/xxxx Borrower received the letter inquiry payment due for xx/xx/xxxx Servicer advised to disregard letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment for $xxxxonline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired about payment and due date. Advised the same. Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and got due balance, borrower will not make payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to payment and also declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that they do not realize that they missed a monthly payment. Borrower said they have a lot  of credit card debt . Borrower pays dates are 25th and 30th of this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943194	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to know principal balance, advised past due xxxx. Advised it has been updated.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment xx/xx/xxxxindicates credit dispute was raised and the same has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding information on refinance and was upset due to more funds is going to interest than principle. Agent advise the loan is a 30 year term in the beginning more will go towards interest due to high interest rate and when getting closer towards the end of loan more fund will be applied to principle.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Called borrower and about payment. Borrower were stated did not make it not paying todays asked when the payment paid and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953181	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and servicer provided loss draft procedure to order 10k letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxnotification of damage property. As per comment dated xx/xx/xxxxnon monitored verified mailing address. Property is damage due to hurricane and the date of loss was on 10/2024. As per comment dated xx/xx/xxxxclaim check endorsed and return for amount of $xxxxere are no indication of repair completed or 100% inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment and will pay November month payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and informed foreclosure postcard was received. Customer wanted to confirm loan was not going into foreclosure. Advised customer that account is up to date and current with September payment being owed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993268	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower made a payment in amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talk to borrower regarding payment amount was completed and advised to allow 2 business days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Chapter 7 bankruptcy with case number xxxx was terminated on xx/xx/xxxx Comments indicate previous chapter 7 bankruptcy filed on xx/xx/xxxx case number xxxx and discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they are having some issues in making payment due to different amount and agent explained the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called made payment for $xxxxand will make payment of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983295	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to verify information and informed that the past due should be in the past. Servicer informed that the modified loan and new terms began in June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943176	3	[3] Loan is in Foreclosure

[3] Title Issue -: Senior Liens

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regards status of modification documents servicer advised borrower documents are under review suggested to continue making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated 9/3/2024 subject property has senior lien for $152183.00 or Book 8530 PG 779, Modified at 12090/1363  No evidence of senior lien being satisfied or lien being released.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxborrower reported of damages roof and also mentioned of water damages due to hurricane.
As per comment dated xx/xx/xxxxclaim check was endorsed and released.
However no evidence of 100% property inspection completed or damage being repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding the payment and stated they will pay on 03/15 of $xxxxonline for January, February, and March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and stated October payment did not go through for auto draft, September payment was made on 09/03 for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to payment. Advised to borrower June 2024 payment was not reported late, and loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promised to pay on xx/xx/xxxx Borrower requested to late fee waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated family member used card and borrower didn't know, so not all of the funds, were in the account at the time hence the return payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiring on cancelling the ACH advised can cancel over the phone and opened the verbal draft task advised 2 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about the online access, confirmed user id borrower was able to log in and make payment and also borrower inquire on last payment made and next due advised information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  A motion for relief was filed xx/xx/xxxx  As per comment xx/xx/xxxxindicates bankruptcy case was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to refinance. Agent provided the phone number for refinance department.  Borrower also inquired about $xxxxfee on the bill. Advised to borrower it was an inspection fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about online assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent assisted and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983273	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquired about late payment. Customer stated not gettingxxxx code on website. Advised it is aware and are working on correcting issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973248	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquiring on the payment that was mailed to the PO box that still has not been applied to the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011584	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and setup auto draft and borrower wanted to get online allowance and automatic clearing house back on the account. Servicer advised it will be effective for June.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written fee dispute was received and There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked with borrower, made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The authorized third party called regarding the account information. Agent provided the information about the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304943159	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talk to borrower regarding to make payment and inquired there is late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943157	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Comment dated xx/xx/xxxxthere was prior bankruptcy case #xxxx and no status provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and wanted to know about call however agent advised about no payment made for the month of February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to enroll in ACH auto payments also borrower make the payment for $xxxx Also borrower said they have an issue with setting up the autopay draft online borrower thought payment was coming out until letter received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933086	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding the past due payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920432	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called regarding the account information. Agent transferred the call to foreclosure department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: As per the comment dated xx/xx/xxxxthe property is located in a FEMA disaster area designated by FEMA. It is declared on xx/xx/xxxxunder FEMA and no damage found as per the comments provided
304963223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called in regarding loss mitigation. Borrower is current now and not needed assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding modification related and call was transferred to loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and inquire about paperless billing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and informed that xxxxwer forgot to make payment. Customer does not want ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943148	3	[3] Title Issue -: Senior Liens	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made a payment of $xxxxover the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On xx/xx/xxxx there is a xxxx dated xx/xx/xxxxin the favor of CTC Real Estate Services. No further details found.  There is no evidence of claim filed, or resolution provided to clear title issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920423	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they will pay online of $xxxxover the weekend.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk with borrower regarding payment and borrower stated reason for delinquency is the economy, cost to high. Agent informed next payment will be by due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Comment dated xx/xx/xxxxindicates bankruptcy was terminated onxx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304933071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in for loan information and agent was unable to say final amount due borrower stated will take care of it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the account and foreclosure confirmation. Borrower requested to be transferred to foreclosure department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973213	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called regarding the March and May payment and mentioned they will make the payment in couple of weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment and servicer provided the confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx borrower inquired about waiving late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933053	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated reason for delinquency is bill went up expenses and next payment not sure. Agent gave loss mitigation option, but borrower is on pension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003262	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that B1 was in impression that B2 was making payment and inform to servicer that they need to talk, and they will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304933039	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called customer and wants to know if customer has been impacted by natural disaster. Customer informed no assistance needed not impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxx there was a notification for property damage. On dated xx/xx/xxxx damage was incurred on xx/xx/xxxx Claim was classified as nxxxxored. On dated xx/xx/xxxx claim check was endorsed and returned to state farm in the amount of $xxxx comments found repairs are 100% complete.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and borrower informed will make online payment of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to make the partial payment for $xxxxand stated that they don't see any option to make the payment online advice borrower that they can accept the partial payment, but the payment would be put and hold until full payment was received. also, advice the full payment would be paid by the 28th or late charge will be assessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003241	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding deferral offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promised to pay 04/13 in the amount of $xxxxthis includes April's payment. May payment will be back on auto pay. Reason for default: In between jobs for a month didn't get checks for 6 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiring about the changing draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011539	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status ixxxxAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf waxxxxEASON FOR DEFAULT:
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION:
ADDITIONAL INFORMATION: N/A
305003234	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about the account status and pay by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account and informed May payment is pending and account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment and promise to pay on xx/xx/xxxxin the amount of $xxxxonline. Borrower mentioned reason for delinquency due to electric bill increasing in January and February as well as recently filing taxes and having to pay back. Borrower states they are trying to get a part time to also get help caught up, working and paid monthly. Borrower wants loss mitigation package and agent discussed repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made 10 payments with late charges, other fees $xxxxscheduled for xx/xx/xxxx Borrower was laid of work May 2023 and started sexxxxyment in 2023 cut in income $500 monthly, spouse can't work is sick and in bed mostly also have one child with special needs. Borrower also stated they are close to retirement to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304953065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquire on making January payment and servicer transferred to payment specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay in the amount of $xxxx Also discussed repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform that was out of the country and moved funds around. Borrower promised to pay for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973173	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called to make payment and stated property is vacant.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304943090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that will make payment Thursday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304973165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920369	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check on reinstatement to which agent advised that loan is in active foreclosure until reinstated. Reinstatement request was forwarded over and received on xx/xx/xxxx Allow up to 10 business days.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx credit dispute was received and the dispute got resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983194	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called regarding the payment posting inquiry and agent requested to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comments dated xx/xx/xxxxroof damage was reported in file and no evidence of claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983193	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment updated. Agent processed the payment and scheduled the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiring about the application. They stated they never received axxxx passcode for online access. Servicer advised that they are working to update and stated there is no application available. Servicer advised borrower to use another payment options. Borrower inquired about on amount due. Servicer advised the due amount of $xxxxon xx/xx/xxxxand principal balance in the amount of xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943078	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inform about reason for default as medical bills. Servicer provide the loss mitigation options to borrower. Borrower advice that they will make the payment of $xxxxfor moth of April may and June for $xxxxon June 13th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304993148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953043	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983186	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Third party called in hardship started in 2019 started a business coffee truck and equipment due to covid business did not launch. Borrowers wife works full time and was out for medical resume back by xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower answered call and stated will log on and make payment if missing payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated that borrower has new cell phone. Agent advised borrower will need to sendxxxx code toxxxxto make the change. Borrower provided sxxxx code. Borrower gave consent to change mobile number. Agent advised that 24 hours require to get system updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932997	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was transferred to the bankruptcy department. Borrower inquired on the delinquency reflected on the billing statement, which they stated that they were not aware of being behind. Borrower was advised of the statement being sent prior to payment being received. Advised them that the loan is current and next due for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  As per the comment dated xx/xx/xxxxindicates previous bankruptcy case # xxxx chapter 7 was filed on xx/xx/xxxxand was discharge on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called to bankruptcy fully verified. Borrower want to make a payment for May 2024.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to know about payment amount and due date. Servicer advised due date xxxx24 and amount due $xxxxand went over late charges and property inspection fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated forgot to pay was on cruise and will pay $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993136	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  Bankruptcy Chapter 13 Case #xxxx filed on xx/xx/xxxxPrior to that Bankruptcy Chapter 13 CASE #xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304973143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment in the amount of $xxxxand advise to allowxxxxiness days for payment to clear bank payment is effective xxxx24. Borrower inquire on the payment is late advised need a payment by 11/10 and also inquiry on automatic clearing set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993132	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that they filed for bankruptcy. Servicer advised them that bankruptcy was already active on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Comments on xx/xx/xxxxindicated there was previously filed bankruptcy as belxxxxase no.xxxx, Chapter 7, Filed on xx/xx/xxxx Discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired on a letter which stated that they owed $xxxxmore than the monthly payment. Advised the borrower that loan is current and to disregard the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993120	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called in and requested for payoff by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304932980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932978	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304953007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired on refinance and call transferred to refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304953006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to borrower and informed that will receive call back today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932968	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943046	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the reporting occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983145	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding bankruptcy department and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983141	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding on inspection fee and advised fee dates assessed 2023 and 2024.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment dated xx/xx/xxxxindicates there was late charges fee dispute waived, and dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952998	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform about reason for default mentioned as excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is MFR filed.  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised wanted to make sure loan enrolled in auto draft and next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx  As per comment xx/xx/xxxxindicates bankruptcy process was closed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993091	3	[3] Title Issue -: Senior Liens	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower stated will make payment for $xxxxon xx/xx/xxxxand scheduled the payment in 3 parts $xxxxas borrower gets paid xxxxy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated xx/xx/xxxxsubject property has title issue with senior lien with xxxx.  No evidence of title issue being cleared or lien being satisfied.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated due to ongoing medical bills (Kindey failure) they are paid xxxxy and borrower 2 works part time which is paid weekly. Borrower 1 stated they will make payment online in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952988	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to making trial payments. Agent informed borrower to continue making trial payments as final modification not yet prepared. Borrower will received documents to singe and dated in presence notary. Signed documents needs to return back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment dated xx/xx/xxxxstated there was water damage. There is no indication of insurance claim filed and there is no indication of 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxyment scheduled on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the funds applied to the account. Agent reversed principle payment and placed funds into suspense and mentioned it will be reapplied back to account xx/xx/xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932935	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to discuss the account status. Advised loan is in foreclosure status. Borrower stated was in the office for the past few months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on modification to loss mitigation department. Borrower calling regarding deferral balance note received approval to deferral. xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding wants to know online the fee does not go online to make payments and advised loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932929	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952968	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanted to make a payment by 15/30th when asked for current time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304932928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called in and borrower stated will not be able to communicate now and borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called in regarding a payment. Borrower stated they made a payment online on xx/xx/xxxxin the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932923	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower and borrower informed about the payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry if payment was received. Advised no payment was received and informed customer for payment method. Customer was aware about late fee charges and was paying along with monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003124	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in forbearance extension coded advise call back in 14 days to see if extension was approved. Borrower went over options for 2nd step.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxdamage identified by hurricane and had damage to roof and windows. Borrower contacted insurance but no claim. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943007	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about account status and pay by phone in the amount of $xxxxon 10/14 and October payment will paid on 10/26 and gave permission to call in 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973084	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower answered and advised the call was made in error that we received the payment. Borrower wanted to speak with us and stated that the two payments were made on 06/09 and 06/11. Advised that the June payment that was made on 06/09 went to April payment in the amount of $xxxxand June payment that was made on 06/11 went to May in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to Borrower, Borrower stated about their hardship due to reduced income and made payment by phone in the amount of $xxxx provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993053	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand agent advised allow 2 business days for payment to clear. Agent informed payment due is $xxxxthis amount needs to pay and borrower stated setup autopay but not effective to start until xx/xx/xxxxpayment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates borrower received claim check in the amount of $18716.60 and date of loss is xx/xx/xxxx Agent advised on endorse and release process. Borrower inquire on process to get the check endorsed from insurance claim. Comment dated xx/xx/xxxxindicates call stating that they had another check $xxxx Agent advise to write on front on unendorsed. comment dated xx/xx/xxxxindicates loss draft check received pending and processing received check of $xxxx Comment dated xx/xx/xxxxindicates loss draft check was mailed out on xx/xx/xxxxvia regular mail. There is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower requested for web support while transferring the call line got disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called with regards to a letter, was advised to disregard the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993043	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer received expired reinstatement letter. Advised customer for newest reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to request payoff by email and agent provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304943000	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the loss mitigation and trial acceptance. Call was transferred to loss mitigation department for further assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower was called with regards to the payments, borrower stated that the payment was made already.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower advised that payment May have already been made. However, servicer advised does not see the payment. Borrower will need to investigate further to confirm payment status. If payment was made, a refund or dispute may need to be initiated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932891	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about the online access and servicer provide the answers to general questions.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  Per comment onxx/xx/xxxxthe bankruptcy was neither dismissed nor discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304932888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called inquiring about how to viewxxxxments online as they are unable to download billing statement to which agent advised to click on documents and then statements. Agent advised can view up to last 24 months of statements online. Also advised to click paperless billing then select communication from icon then click communications and toggle on/off to start then borrower was able to receive statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932883	3	[3] Loan is in Foreclosure [3] Title Issue -: Other	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comment dated xx/xx/xxxxcode violation file was uploaded and servicer unable to send the Municipal notice as foreclosure is on hold.  No evidence of title claim filed, or code violation issue has been resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304963039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The authorized third party called and wanted to know how much to be paid to make the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called requested to skip auto clearing for April month. Borrower wanting to draft auto payment on the 26th. Borrower would only be able to skip payment due on 24th.Agent advised borrower can go online or call over phone to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made a payment of $xxxxso inquired about the principal balance however they want to process the paid in full. Servicer advised the principal balance is xxxx after payment process and advised for paid in full it must require a payoff statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called payment amount $xxxxere was issue with bank for June and July payment. Borrower wanted to make payment in cease does not go through. Agent advised of grace days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and completed payment of $xxxxvised to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304963031	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding active loss mitigation and they wants to make payment and opted out of loss mitigation. Borrower made the payment of $xxxxand provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment dated xx/xx/xxxxindicates notification of damage property and hurricane flooded the entire house. Borrower had self repair and 2 checks of $xxxx.53 and $10377.91. Comment dated xx/xx/xxxxdicates claim check endorsed  in the amount of $108960.53 and loss draft check was received. Comment dated xx/xx/xxxxindicates borrower home has major damage of 4 feet of watering in the home. Comment dated xx/xx/xxxxindicates borrower needing loss draft in regards to check endorsement to repair home and date of loss xx/xx/xxxxe to hurricane Comment dated xx/xx/xxxxindicates loss draft check received pending. Comment dated xx/xx/xxxxindicates check was mailed out with usps tracking details. Per comment onxx/xx/xxxx the borrower lives on the property. Comment dated xx/xx/xxxxindicates adjustor report received and send to review. Comment dated xx/xx/xxxxindicates adjustor report was scan so it can be saved to the claim file. There is no evidence of 100% inspection or repair completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment onxx/xx/xxxx the borrower lives on the property.
304920247	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired why 12/13 and 12/31 payment weren't applied towards February and march advise payment history both payments were applied towards February and march. Borrower called back to requested payments be applied towards principal. Agent advised due to payments being applied towards principal borrower requested on 01/2025 payment now shows due for February. Borrower was upset and stated will make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx a late fee dispute was received. Borrower inquired on late payment fees and has proof from bank that it cleared on time. The dispute was resolved by the servicer. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated xx/xx/xxxxdamage identified. On xx/xx/xxxxloss draft check received pending processing $xxxx On xx/xx/xxxxstates endorse and release check in the amount of $xxxx There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304993015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942957	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003090	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304973041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to delinquency letter received and servicer advised February month payment was received on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about the modification and inquiry on hardship held.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment. Also, gave consent to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952895	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment for April and May in the amount of 525.97 onxx/xx/xxxxin a check ending #1009 by mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called with regards to an online payments inquiry. Was advised that it takes overnight to be posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003069	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrwoer called in regarding payment status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932839	3	[3] Title Issue -: Senior Liens [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in as wanted to know what options are available. Advised to borrower of reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comment dated xx/xx/xxxxthere was title problem for prior mortgage as release or satisfaction of mortgage not found.  Title issue will be cleared through judgment. No evidence of judgment entered, or satisfaction or release of mortgage document received.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and gave concert to call on cell number. Agent advised payment information. Borrower informed that reason for delinquency is due to fraud on bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in due to received message. Agent advised loss mitigation status as denied but still accept documents to help assist. Borrower stated going to county office to clear warranty of deed and then will reinstate foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305003046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to the borrower to confirm natural disaster, and borrower confirmed not impacted by CA fires and not needing assist with claims.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972988	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorization person called in thought the payment went through when she made it online and realized it didn't go through.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011364	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that premium get reduced. Borrower is asking for new policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304962966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment servicer advised to allowxxxxiness days for payment to clear. Borrower was not gettingxxxx passcode confirmation email on file. Servicer advised only option is to submit for deletion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated not impacted by recent hurricane and is not in need of hardship assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011344	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  As per comment dated xx/xx/xxxxChapter 7 bankruptcy case number xxxx was filed on xx/xx/xxxxand discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304983000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about transfer to discover, before call transfer to discover borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982997	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxand servicer provide the confirmation number to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower has no longer access to the old email address so wanted to access it with new email address to check their statement, statement but the agent was unable to assist the borrower and suggested to rais a ticket hence borrower asked for supervisor and the call was transferred to the supervisor. Supervisor assisted the borrower to delete the profile to reregister and to access it would take xxxxs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and wanted to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304932772	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they got hurt in October and been off work for 6 months and got paid only half funds. Borrower just started back working and get paid every two weeks on 9th. Borrower want to see about a plan and agent advise of repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305003001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that wanted to see if borrower qualified for repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called to foreclosure department and wants to make a payment to get account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962916	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and states due to hurricane was on forbearance when forbearance is over everything was due, agent advised about the repayment plan, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated xx/xx/xxxxproperty was damage due to hurricane. There is no evidence found regarding claim was filed and repair were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on xx/xx/xxxxindicated property is in a FEMA disaster area due to Florida Hurricane declared on xx/xx/xxxx Damages were reported.
304982980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about the reason for default that borrower had dog surgery and was unable to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and informed that payment was completed in the amount of $xxxxvised to allowxxxxiness days for the payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982975	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding for April payment made and confirmation of May and June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952811	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower call to service special loan team. Borrower inquire on roost to remove.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Advised about previous draft, as well made payment. Advised that draft may or may not be closed hence payment might shows due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942851	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called to make a payment $xxxxr last 13 months but went back to worklist isn't sure if March payment will be paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952802	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment and mentioned they forgot to make payment and will be paying soon
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The dispute was regarding the payment which was pending and borrower agreed it is not done will be making it soon
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952800	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992876	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to contact attorney's to receive a copy of reinstatement sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304962887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform will make payment online for $xxxxon xx/xx/xxxxand reported income reduced as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942843	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated was not able to make payment online servicer assisted borrower to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxalso inform the reason for default as reduction in income which effected o February payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about account information and scheduled payment for 12/15 online for November and December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired payment amount and due date advise $xxxxdue on 11th of each month. Advise if making payments to principal need to make prior to the due date or after payment posts for monthly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942834	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about the general status of the account and states due to storms and hurricane cause damaged to property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated xx/xx/xxxxborrower called and stated the property was damaged  by storms and hurricanes.  As per the comment dated xx/xx/xxxxborrower did not file a claim due to the high deductible amount .  The homeowner paid $xxxxout of pocket in repairs.  There is no inspection on file confirmed the repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about canceling the automated clearing house and was advised it can be canceled over the phone; a draft task was opened with axxxxexxxxurnaround. Borrower requested cancellation because the account on file was compromised and will set up automated clearing house again once new account information is available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942830	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the credit dispute query and agent requested to send a email regarding the issue.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower had raised the dispute regarding the credit report and as per the comment dated xx/xx/xxxxthe issue is resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942826	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Bankruptcy Chapter 13 Case #xxxx filed on xx/xx/xxxxConverted from Chapter 7 to Chapter 13 on xx/xx/xxxxand prior Chapter 7 was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992860	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is MFR filed.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011284	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in call transferred to bankruptcy department, borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002944	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to verify identity. Borrower mentioned that was informed by the processor that no payment was required and inquired about the final modification documents. Servicer explained that the title work is still in progress and the documents will be sent once completed. Servicer advised borrower to continue making payments in the meantime. Borrower stated that was not informed about this. Reiterated the importance of staying current to avoid delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942818	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  As per the comment dated xx/xx/xxxxprior bankruptcy case #xxxx was filed on xx/xx/xxxxand discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920106	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about the statement also requested to send the copy of statement on Maile.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942811	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated made the payment and servicer advised to allowxxxxiness days for payment to clear.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates borrower raised the fee dispute as late fee was charged on payment. Servicer email the request to research department to waive the late fee as fee was due to bank error. Thereafter no evidence of dispute mentioned by the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the online payment. Borrower stated reason for default due to new jobs pay less.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304920103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower gave permission to call back within next 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower wife called in got borrower on the line verified and gave authorization talk to wife related to promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower stated reason for default as curtailment of income. Also stated get paid xxxxy next pay isxx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, Borrower requested note and closing disclosure need to be faxed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to get delinquent letter, agent advised letter will be send today and facing hardship due to illness of family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inform that the payment was due borrower stated the payment was due on 25th and they have made the payment on 7th which covers the January payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992814	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that reason for default is reduced income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304962799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they just lost their job and looking for next job. They will promise to pay of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform that work for school district and just started working last month. Borrower did payment in the amount of $xxxxon xx/xx/xxxxand October payment will resume on time by auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated already made payment for $xxxxservicer advised shows payment received on xx/xx/xxxxbut not yet posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment to cover for xx/xx/xxxxand xx/xx/xxxxfor $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972827	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  As per comment dated xx/xx/xxxxborrower reported sewer and water damages to the property.
As per comment dated xx/xx/xxxxloss draft claim check was endorsed and returned and mailed out.
However no evidence of damage being repaired or 100% inspection being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they will make a payment by this weekend.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920054	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talk to borrower regarding wanted to make a payment and call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated reduction in income and that the spouse takes care of the loan and not sure if the payment is made yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and promised to pay online and stated the reason for delinquency as bounce structure change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated making payment for both January and February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and pay by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942745	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment for july and august.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised they paid off their credit cards due to high interest rates. Servicer provided amount due on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304962768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated reason for delinquency was due to sick was unable to work for a while and back to work now. Borrower also wanted to make payment and wanted to make payment servicer advised to make 1 payment and another payment later due to web issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304920017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower requested custom letter for negative balance, agent advised TAT of 20 business days. Borrower states that payments were late due to had fraud on borrower bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942724	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called borrower and promise to pay online May $xxxxand June $xxxxid 15th and 30th Borrower is paying legal fees from divorce, was paying 1000/month for child support and reduced to $320/month. So, will be able to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972778	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and wanted to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  There were another 4 bankruptcies filed.
xxxx number xxxx, chapter number 7 and filed on xx/xx/xxxx
xxxx number xxxx, chapter number 13 and filed on xx/xx/xxxx
xxxx number xxxx, chapter number 7, filed onxx/xx/xxxxand has been discharge on xx/xx/xxxx
xxxx number xxxx, chapter number 13 filed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and to make payment as need assistance informed about hardship got new employment and was advised about the options and details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952653	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called borrower regarding payment to which borrower promise to pay xx/xx/xxxxin the amount of $xxxxfor May, June payment before late charges in the amount of $xxxxonline.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxand xx/xx/xxxx credit dispute was raised and the issue got resolved on xx/xx/xxxxand xx/xx/xxxxrespectively.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304932540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer informed payment was made by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to the borrower and inquired on payment received and confirmation and funds have not clear bank account and advised it takes 1 to 2 business days to update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower 1 stated does not live a property and borrower was paid 55% of normal pay and was paid once a month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment online on 6/10 and informed RFD due to other bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment status and RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they took pay cut in September and stated November payment will be on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011163	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Comments on xx/xx/xxxxthere was one more bankruptcy was filed Case no. xxxx, Chapter 7, Filed on xx/xx/xxxx Discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992694	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire if loss mitigation package received by the servicer. Advised to borrower have not received. Borrower also schedule 2 payments for xx/xx/xxxx  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932482	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952582	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and call was transferred to bankruptcy team.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992676	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to the reinstatement and how to continue with the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982752	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding trial payment plan and stated they would like to accept trial modification. Borrower stated they will be making payment by June.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was sick but didn’t provide details. Paid $xxxxline payment of $xxxxposted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002731	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called regarding the bankruptcy status of the loan and was advised that the borrower seems to be out of bankruptcy and there is current loss mitigation on the loan. Wanted to have online access to the loan and asked to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comments dated xx/xx/xxxxthere was a damage identified on the property due to flood and storm. There is no evidence of a claim being filed nor 100% inspection being received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, Borrower wanted to trial payment. Advised to the borrower that plan was broken due to third trial payment not received. Borrower made a payment in the amount of $500 and provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304932445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952551	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and was upset that the account was on collection. Advised borrower before going forward need to verify the demos. Borrower has made the payment online in the amount of $xxxxEVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxx a payment dispute was received. The dispute was resolved as the servicer confirmed and there was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and request the custom letter for CBRH issue, servicer advised that 20 business days, (07 to 10 business days) Spoke with borrower please send a custom letter advised that the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Comment dated xx/xx/xxxxindicates bankruptcy case was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305011103	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in amount of $xxxxand servicer provided confirmation number. Borrower also inquired about website login issue and servicer offered to transfer the call to customer service but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform made payment for $xxxxonline and scheduled payment on xx/xx/xxxxfor $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932418	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized party called in to know the due date and was the account current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower did pay by phone $xxxxNo fee xx/xx/xxxxpayment will be made by xx/xx/xxxx$xxxxmply forgot to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent spoke with borrower and borrower requested a copy of year end statement. Agent advised it can be view online by using website. Agent requested statement and it will take xxxxsiness days withxxxxsiness days for mailing time. Borrower inquired if can expedite the request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer required for letter generated on xx/xx/xxxx Customer inquires if it available online. Advised no but can submit request to resend.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called and advised about the next due date, Borrower is able to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919876	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding taxes are not dated need supporting document for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  As per comment dated xx/xx/xxxxproperty damaged due to hurricane disaster. On comment dated xx/xx/xxxxCheck sent out for the endorsement to the insurance company in the amount of $1276291 and $xxxx Advised the insurance adjustment report is missing. Onxx/xx/xxxxClaim authentication request approved, and loss draft check mailed out. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiry on property appraisal, borrower stated there is someone walking around on the property stating that they were sent by discover to get an appraisal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  As per comment xx/xx/xxxxindicates BK CASE xxxx terminated on xx/xx/xxxxand MFR is closed Motion for relief received by attorney on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972637	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about the status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  Service was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comment dated 20xxxx indicates that there was title issue identified for legal description error however there was no indication of title claim was filed. However there was no indication of title issue resolved.  Legal description title issue not resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on NSF/other fees, agent advised can send a written rost to research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent advised to allowxxxxiness days for payment to clear.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952490	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952484	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that they send a payment in check so confirmed if we received it. Servicer advised that they have not received it yet. Borrower wanted to make payment. Servier advised that to wait some more time to see if we will get that check. Borrower agreed and stated will call back in a couple of days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304962545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment. Borrower promised to pay $xxxxfor xx/xx/xxxxand $xxxxfor xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was paid by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment servicer attempted to ask reason for delinquency twice however borrower stated they did not keep track of it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised that salary went down a lot, and also borrower schedule the payment on xx/xx/xxxxwith the amount of $ 1500.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay online. Borrower also gave consent for email communication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
304992576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in promise to pay in online in the amount of $xxxxon 6/29 for May and 76 for June and July paid within grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982648	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about to schedule payment for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932345	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972585	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Prior bankruptcy  case # xxxx chapter 7 filed on xx/xx/xxxxand discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talk to the borrower about made a payment last week and advised for August and advised no payments in August and due and borrower stated have to check bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on bringing account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called paid payment in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942522	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called for due date. Advised the due date, amount and the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Current bankruptcy plan was confirmed on xx/xx/xxxx Prior bankruptcy was discharged on xx/xx/xxxxunder chapter 13 with case#xxxx. Prior bankruptcy was discharged on xx/xx/xxxxunder chapter 07 with case#xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and requested mortgage note to be sent by Fax and servicer confirmed available in document hub.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982632	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquire about refinance and servicer transferred the call to refinance department. Borrower called in about assumption but servicer advised that discover that does not allows assumptions.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates written credit dispute was raised and resolution was provided. Thereafter no evidence of dispute mentioned by the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305011010	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992550	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to the borrower regarding wants to make a payment and advised need to dial a number prior to extension and call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  Bankruptcy case xxxx chapter 7 filed on xx/xx/xxxxand the case was discharged on xx/xx/xxxx Another bankruptcy case#xxxx chapter 7 filed on xx/xx/xxxx and the case was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxstates there was loss draft check mailed and dated xx/xx/xxxxindicates loss draft check received pending and processing received check in the amount of $xxxxmment dated xx/xx/xxxxstates there was a damage of property notification. No evidence of repairs was started on the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and stated made payment online in the amount of $xxxxand promise to pay in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding double payment made and one payment applied Agent advised borrower will put in task to have funds reserve.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower and borrower inquired about online assistance for making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002584	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform that their income have been reduced significantly yesterday they received pay check of $300 weekly on friday. Borrower said they did not received commission check and they could not pay on xx/xx/xxxx Borrower said they will be receiving $xxxxent advised of repayment plan and borrower advised to send loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942492	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxx Servicer advice the borrower to allow 1 or 2 business days for the payment to be clear from bank also borrower ask about the late payment Servicer advice as payment was made on time.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxindicates borrower raised the credit dispute for correcting the credit report for June 2023, July 2023, August 2023 and September 2023 Comment dated xx/xx/xxxxindicates issue was resolved the credit report form June to September was updated correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304932287	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and advised they can only make one payment. Servicer asked why they are not able to make payment borrower only stated they can make only one payment and was uncooperative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquire on refinance and servicer transfer the call to refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972533	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquire on authorization and servicer advised about paper needs to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx  Comment dated xx/xx/xxxxindicates bankruptcy chapter was converted from chapter 13 to chapter 7 on xx/xx/xxxx Comment dated xx/xx/xxxxindicates bankruptcy was terminated on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919767	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called consent lives on probably inquire if borrower has ta make June payment advised borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010988	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiries on payment plan. Advised will transfer to payment specialist. Customer wanted to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that had issue with the website, agent advised that they can access it on smartphone when it is not connected to Wifi. Borrower will try to login with the phone to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer informed reason for default was out of work from May to October with no income only pension. Customer promised to pay online in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in asked about date of payment to avoid late charge. Borrower asked about cancel the removal of ACH from account. Borrower has changed mind. Delete the verbal draft task and read the ACH telephone disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010978	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Bankruptcy case #xxxx was filed on xx/xx/xxxxand was discharge on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305002557	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305002554	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay in the amount of $xxxxscheduled for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972507	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in bank account was frozen and is trying to get resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower wanted to if payment was received or not and agent advised yes. Borrower stated payment may be returned due to funds not being available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305002535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010963	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made a payment of $667 on xx/xx/xxxx They stated that they accepted the certified funds only until xx/xx/xxxx Borrower required information on western union to wire funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932231	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay $xxxxon 06/04 online and June payment on 06/30 was made yesterday in the amount of $xxxxplus late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to know the payment amount and due date. Servicer advised the payment due on xx/xx/xxxx Also, borrower inquired about the making payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay November, December and January with fees in the amount of $xxxxand informed reason for delinquency is decrease in income now they are getting full pay did not received any benefit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010934	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they are having issues with payment on website to which agent advised that customer service can help but the borrower didn't have time to talk to them right now. Agent advised borrower to turn off the xxxxd log in through their cell to payment website. Borrower tried for auto pay but no success, so agent sent an ACH form. may promise to pay online on 05/27 in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a October payment information on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay of $xxxxfor 04/28 and 05/03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982499	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to the borrower regarding payment made online 03/08 and stated was the only amount payment shows due online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxx indicated the property is in FEMA disaster area and disaster declared on xx/xx/xxxx No Damages were reported.
305002498	3	[3] Loan is in Foreclosure [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and want to reinstate the loan. Reinstatement letter has been sent to provide the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated xx/xx/xxxx indicated the property is in a FEMA disaster area declared on xx/xx/xxxx No damages reported.
304992412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower to complete the payment in the amount of $xxxxand agent advised allow 2 business days for payment to clear. Borrower stated they are not getting the passcode that is to email. Borrower wanted to confirm the email on the file and agent advised that is not what is showing. Borrower checked the spam or junk folder and apologized for the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand reported death in family and has medical expenses as borrower got sick as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919675	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comments dated xx/xx/xxxxfee dispute was raised from borrower and it was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919672	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment for $xxxxand scheduled payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932170	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is MFR filed.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  As per comment dated xx/xx/xxxxBankruptcy chapter 7 filed on xx/xx/xxxxand it was discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919661	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919660	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they paid remaining amount of March payment in the amount of $xxxxeffective on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated going through marital difficulties and servicer emailed the loss mitigation process. Borrower stated is responsible for payments until the agreement is worked out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated their account got hacked (fraud activity) now has new account, promise to pay online $1815 .72 on 06/07.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called regarding reason for default to borrower being unemployed for 8 months received for 6 months. Borrower stated that employed on 05/13 will received. informed kindly pay next due date on 05/31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919650	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about phone number change. Servicer assisted who had to send thexxxx code because borrower wasn’t receiving it. Phone number was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962355	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and ask for email address to be send for credit correction. Advised email address to borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower regarding tried to pay online and kept getting error message and advised call transfer to website support.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make a payment for April transaction
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make online payment for July in the amount of $xxxxwith late charges of $xxxxent informed borrower the payment did not through and being return. Borrower said they had issue with bank for fraud and agent advise on hardship assistance needed in future.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment for $xxxxand scheduled payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952311	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  Prior bankruptcy chapter 13 case # xxxx was filed on xx/xx/xxxxand discharged on xx/xx/xxxx Prior bankruptcy chapter 13 case # xxxx was filed on xx/xx/xxxxPrior bankruptcy chapter 13 case # xxxx was filed on xx/xx/xxxxand terminated on xx/xx/xxxx Prior bankruptcy chapter 13 case #xxxx was filed on xx/xx/xxxxand discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding covid forbearance and advised that not available any longer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower, borrower made the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010898	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962349	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked to borrower regarding loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment plan. Borrowers promise to pay $xxxxonline for 06/27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982476	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and made payment online in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment, agent advised that account is current and next due date is xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952291	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with the borrower, asking for shoxxxxassistance or possibly a loan modification. Advised them to submit the Loss Mitigation Packet for help. Sent it via email and gave 72 hours to respond. No other requests made. discussed government assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to update banking information due to wrong details updated and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and informed about excessive obligations and will make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972406	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for the payment for the month of March posted on 04/10 and promise to pay in the amount of $xxxxon 04/23. Both the borrower are paid biweekly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked with borrower regarding payment. Stated xxxxwer takes of payment might be forgot. Will make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called paid by phone $xxxxfor 8/21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to asked if payment was received, servicer confirmed it was received onxx/xx/xxxxervicer advised payment from 6/6/25 was returned due to insufficient funds and that two attempts are made before a payment is returned. Also advised that the loan is due for July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in lives in the property and advise does not need loss mit assistance opted out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower stated funds applied incorrectly form borrower. Borrower doesn't have an escrow account but borrower has money in escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower about a payment of $xxxxe payment is due today, 6/7. The borrower is paid every two weeks, with the next paycheck on 6/20. They promised to pay June’s payment plus fees ($xxxx. Advised that collection efforts will continue and noted negative behavior on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding the payment and borrower stated they will pay beginning of May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in with FAX number to send note. Advised can FAX in next 30 minutes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962322	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay in the amount of $xxxxscheduled for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Previous bankruptcy chapter 13, filed on xx/xx/xxxx case# xxxx was discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called regarding the payment made on February 18 for $ 1300 to reinstate the loan. The agent advised the system is updated with information that final invoice was paid by borrower and marked as received on May 6, 2025 and on May 6, 2025, the attorney confirmed that the final invoice was submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding account status. Agent advised account is current and due is not till June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked to borrower regarding payoff of loan. Agent advised to wait until payment made today. Agent requested to updated amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called  to made a payment for July online xx/xx/xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, Borrower promise to pay online on xx/xx/xxxxin the amount of $xxxx Borrower stated that need to set up ACH and not receiving monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made September and October payment. Borrower said got hack on the account in September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962297	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and paid in full and brought account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding payment. Agent stated there was no payment late and payment due for sept 23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and not able to login online to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002391	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrower payment by phone $xxxxand provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in for January month payment which include late fee and bad check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982391	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Bankruptcy chapter 13 Case #xxxx filed on xx/xx/xxxxis active.
Prior to that Bankruptcy Chapter 7 Case #xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxxPrior to that Bankruptcy Chapter 7 Case #xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxxPrior to that Bankruptcy Chapter 7 Case #xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxxPrior to that Bankruptcy Chapter 7 Case #xxxx filed on xx/xx/xxxxdismissed on xx/xx/xxxxPrior to that Bankruptcy Chapter 7 Case #xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower regarding promise on June payment and stated made payment online and should not be due for anything and advised payment was missed back in March behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942294	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992317	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding issues making an online payment and reported receiving an error. Borrower also mentioned they are in Chapter 13, which may be affecting access. Servicer advised that a payment specialist can provide all available payment options, but is only available between 8:00 Axxxx PM. Borrower also stated they forgot their username. Servicer advised to use the full loan number to retrieve the username and noted that the username is required to reset the password if needed. Borrower inquired about pxxxxone options and was advised to speak with an account specialist during the same business hours. Call was fully verified and transferred to the Bankruptcy Department and borrower mentioned they had already been on hold for over 40 minutes. Call was cold transferred after axxxxe hold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called in to make February and March month payments in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in advised about final amount due, borrower stated dose not handle this part of payment unaware about no payment made for September and October. Borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding changing phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiries why payment was gone up. Advised due to increase force placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002374	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer completed payment by phone in the amount of $xxxxstomer wanted to set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304962264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942280	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and wanted to confirm if the advance payment was received. Yes, the February payment was received onxx/xx/xxxxd posted onxx/xx/xxxxhe next payment is due on 3/6/24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Case #xxxx under Chapter 7, filed in xxxx on xx/xx/xxxx with a standard discharge on xx/xx/xxxx
Case #xxxx under Chapter 7, filed in xxxx on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010804	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxx indicated the property is in FEMA disaster area declared on xx/xx/xxxx No Damages were reported.
305010802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower fully verified and provided disclosures, confirmed property is occupied. Borrower also mentioned marital issues as reason for delinquency. Borrower paid $xxxx no fee. Borrower authorized oxxxxpayment and receipt emailed. Servicer provided loss mitigation phone number and hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment by phone and reported issue with website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952197	3	[3] Title Issue -: Senior Liens	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and made a free payment by phone in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On xx/xx/xxxx the senior deed of trust has been reported current through bankruptcy. No further details found.  There is no evidence of claim filed, or resolution provided to clear title issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: n
305010793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304932028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment details and agent provided the payment information. Borrower mentioned they will make the payment today."
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992267	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise by phone in the amount of $xxxxand another payment will be made online on 01/31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304932020	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make November and December month payments and servicer provided confirmation number. Borrower also advised that their income reduced by $xxxxaround two years ago and they are still affected so servicer offered loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxxindicates property is in a FEMA disaster area with disaster declared on xx/xx/xxxx No damages were reported.
304962249	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said reason for default is due to family member illness, have to take care of their medical expense which caused delinquent. Borrower said cannot make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrower made double payment and wanted to refund for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992259	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and scheduled the payment in the amount of $xxxxby 4/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment status and stated that they just made a payment to bring the account up to date. They’re asking about a letter showing the payment, but it hasn’t been posted yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002337	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on VIP loan. The payment was made by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called customer for payment. Customer made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay in the amount of $xxxxdated xx/xx/xxxx Borrower also informed that my spouse too handle the bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962243	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made a payment of $xxxx They were unaware that the auxxxx account had not been updated to the current account. They will now update it to the new account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952167	3	[3] Loan is in Foreclosure [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding nxxxxcient funds. Agent informed that need payment set up for final modification for $xxxxrrower to continue making trial payment until final documents received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower raised credit dispute on xx/xx/xxxxfor late fee. Credit dispute has been resolved on xx/xx/xxxx
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010774	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Successor in interest called in and wanted to know if the payment received for February and March.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called out stated reason for default is family member is elderly and had to assist them. Looking for a temporary forbearance and already applied to loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972273	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxindicates borrower raised the ACDV dispute. Comment dated xx/xx/xxxxindicates issue was resolved payment history was updated.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Bankruptcy case # xxxx chapter 7 was filed on xx/xx/xxxxand was discharge on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated lot of expense and promise to pay online $xxxxon 03/21 and March will be paid before Last Chance to Cure Offer date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962239	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and servicer advised a payment was missed in December 2023. Borrower advised they will pay extra on their next two payments to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates there was roof damage. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919496	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a May payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxthere is a evidence of late fee dispute and acknowledgement letter sent to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Comment dated xx/xx/xxxxindicates a there was a property damage due to flood and comment dated xx/xx/xxxxindicates a checks were endorsed and released. There is no  indication of 100% inspection were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982325	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower stated they are facing issues on the website. Borrower requested a payoff quote to be sent by email and inquired about payment methods. Borrower also advised they retired and are now working part time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Previously case was filed on xx/xx/xxxxhaving case # xxxx in chapter 13 and discharged on xx/xx/xxxx another case # xxxx filed on xx/xx/xxxxand discharged on
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for 3644.55 on xx/xx/xxxxalso stated they will make the April payment of xx/xx/xxxxand inform the reason for default as reduction in income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919492	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that started new job, make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304952146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorised third party called in to inquire about the loss mitigation assistance also give the authorisation permeation to call back. Servicer advice to send the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and stated that the payment was late, will make payment later this week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942219	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a online payment in the amount of $xxxxon 11/13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982308	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and transfer call to bankruptcy department. Borrower is fully verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to state income reduction and interest in a modification. Servicer advised to complete loss mitigation package and confirmed that borrower can do that. Borrower also inquired about modification options and was transferred to Loss Mitigation Department. Servicer provided phone number and extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919481	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972233	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Comment dated xx/xx/xxxxindicates bankruptcy case # xxxx was previous case filed in the western district of Texas case # 0052186. No evidence of dismissed or discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in requested to have copy sent confirmation. Borrower would like current and wanted to confirm if made principal curtailments. Borrower stated amount taken was $30,000 and it was $35,000 amount being paid. Agent advised if only paying the minimum amount it will take more time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992214	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and call was transferred to bankruptcy department. Customer calling to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Bankruptcy plan was confirmed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982300	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated they are trying to pay the loan up to date and they are at the bank to wire funds through pay status as borrower wanted to reinstate. Servicer advised reinstatement is paid through attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010743	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982296	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about payment plan. Advised and transfer to payment specialist
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about making the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919469	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in confirmed working with loss mitigation department and gave permission to call back. Payment of $xxxxscheduled for xx/xx/xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about refinance. Agent advise borrower did not want number for refinance department. Borrower advised payment forxx/xx/xxxxwill be made on xx/xx/xxxxas they had unexpected expenses cause them to be late on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in stated that the spouse lost job last year due to covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982286	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Case number xxxx chapter 7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired on the payment which was made on xx/xx/xxxxand it was not showing as went through from account. Servicer that its shows payment was received on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that reason for default is car repair.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment and mentioned they did not received the pay check on so were unable to make the payment on time in July 2024. Agent informed account was unable to locate and hence the payment was returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002268	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Comments on xx/xx/xxxxindicates there was previously bankruptcy cases was filed as belxxxxiled on xx/xx/xxxx Case no. xxxx, Chapter 7, Discharged on xx/xx/xxxx
2. Case no. xxxx, Chapter 13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982281	3	[3] Loan is in Foreclosure [3] Title Issue -: Other	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired about the modification payment. Servicer transfer the call to loss mitigation department and borrower made the final trial plan payment for $xxxxand servicer provide the confirmation number to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the Comment dated xx/xx/xxxxindicates there is title issue reported for JR. liens and also there no evidence of title claims field and no evidence of title issue resolved.  As per the comment dated xx/xx/xxxxindicates title issue was mailed to client for review and no evidence of issue resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was advised about the auto draft not into effect will start from August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower regarding two payments they have made and agent advised not showing those payment. Borrower inquired on their web payment are not showing delinquent. Agent advise will be due for April and borrower stated they will pay on website inquire on letter received about foreclosure. Agent advise when loans are behind they send foreclosure letters.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and asking for assistance. Borrower called in regarding payment dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992182	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment online and ACH payment. Borrower was provided the information and borrower mentioned they will make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962195	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to promise to pay $xxxxfor 08/23 and 09/23 by the 21st. Borrower also stated the account should be current, as the payment was on xx/xx/xxxx Servicer advised that payment was applied for July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010723	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated due to excessive obligation fell behind in mortgage payment. Borrower made November, December and January payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002260	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was informed about the account behind and borrower mentioned reason for 2 payment behind is because did not paid in 03/2023 as did not want package .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicate that there was a credit dispute raised by the borrower and was resolved and responded by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the late fees and mentioned they will be making the payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called to inquiry if payment was received. Advised payment was received and it will takexxxxiness days to process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired on bringing the account current and agent advise they will transfer to payment specialist. Borrower inquired on full amount due and agent advise funds in suspense in the amount of $xxxxand inform reason for delinquency as boiler broke down. Agent advised borrower that they do offer hardship assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931917	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding loss mitigation package and borrower gave consent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931913	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is MFR filed.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972190	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanted to know the status of other account. Advised suspense funds removed and applied towards monthly payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated xx/xx/xxxxindicated credit dispute, Account verified and updated the last payment & payment history. Monthly credit report is valid and no need to make any changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer spoke to customer regarding payment. Customer did not promise to make a payment and disconnect the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made a payment via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding status of low survey score.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010694	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired on payment plan also inform about the reason for default as car repairs and multiple bill payments. Borrower made the payment for $xxxxfor Oct, Nov, and December also stated they will make the payment by biweekly Baisis. Servicer advice the loss mitigation options to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to know payment amount and due date servicer provided with the details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: n
304992135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding natural disaster inquiry and asking questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower and spouse to speak on behalf and advise the reason for delinquency that borrower is not working since June 17. Authorized third party will be working soon and will be able to start making payments. Offer loss mitigation package however third party will try to resolve by their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992133	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower asked for principal balance and inquired about getting paper statement. Servicer advised it's $xxxxand can disable paperless online or submit a request to enable paper billing. Borrower requested loan number to which servicer advised full loan number is needed. B1 said they will log in to turn on paper statements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972171	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to know if payment was received and applied correctly agent advised yes and it was paid and confirmed with next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982230	3	[3] Lien is not in first position. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the loss mitigation application. Agent emailed the link. Borrower mentioned they fall behind due to other borrower being sick and unable to balance the expenses.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The payment dispute was registered in the transunion website and agent cleared the dispute by updating the payment date on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304962141	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for xx/xx/xxxxin the amount of $xxxxBorrower stated reason for default as not received the email and was out of country and caught up with family matters.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxrrower mentioned the reason for default is forgot to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010679	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed xx/xx/xxxx  Previous bankruptcy Chapter 7, case#xxxx, filed on xx/xx/xxxxand discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in advised FAD and payment was made on 11/4.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919404	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in for the payment dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxx a payment dispute was received. The dispute was resolved as the servicer confirmed  and there was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrowers promise to pay November payment in the amount of $xxxxon 12/20 also stated about hardship reason is due to reduction in income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962125	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower advised loss mitigation package is no longer required. Borrower advised they will be payments to bring the loan current by December 2024.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On xx/xx/xxxxborrower advised there was roof damage that needed to be fixed. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on not able to login website and stated they have to change password almost every time. Agent requested borrower to send snapshot it can be send to internal department. Borrower inform reason for delinquency as trying to pay online and spoke with web support issue has not been resolved. Agent explained hardship assistance option and borrower does not want loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942112	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304962120	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired on different payment options. Servicer advice the options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to make the payment for$xxxxhowever not able to locate the account online. Servicer advice to verify the correct account number. Borrower able to access the account and made the payment successfully.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated that they mailed payment on January 20th in the amount of $xxxxvised not able to see payment need to contact with the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they thought they have made the payment before they have left to help with the wildfires. Borrower stated they will make the biweekly payment for $xxxxon xx/xx/xxxxand $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982200	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised, borrower paid yesterday and going through stressful time just forgot.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to advised that they are in default due is $xxxxstated was to make payment yesterday but was short. Borrower paid in the amount $xxxxonline and does not get paid. Borrower stated too many bills and agent explained repayment plan offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919381	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrower paid by phone in the amount of $xxxxprovide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and request the copy of their yearend statement to mailed out. Servicer advice the statement will mail out already or they can view online on website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired online access. Borrower stated not able to log in. Agent advised to try cell without xxxxorrower was able to log in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931841	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower consented to receive auto dialer/text calls on cell. Borrower paid twice a month but other bills are due on the 1st and will pay $xxxxrrower also stated they never have time to write a letter to request due date change but will try to get one out this month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and informed that excessive obligation and payment made by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304952050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962091	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxthere was an notification of damage property. Comment dated xx/xx/xxxxcheck forward foe endorsement. Comment dated xx/xx/xxxxloss drafr check received pending processing. Check been sent for internal endorsement and returned in the amount of $xxxx Comment dated xx/xx/xxxxloss draft check mailed out.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for January for $xxxxwith late fee of $xxxxso stated the reason for default as out of work due to injury and received the disability less than wat he was making while back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding request to set up auto clearing house. Borrower stated December payment will be made online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962087	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  2 Bankruptcy found Case number xxxx, Chapter 7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305002156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The customer called to ask why the ACH payment didn’t go through. Agent informed that the ACH setup was done on March 24, which was too close to the draft date to process the April payment. The customer was advised to call 4–5 days in advance if they want to skip a payment. If they try to skip online, it might apply to the next month instead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated filled out all loss mitigation and waiting to hear back from them to refuse the answer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrowers promise to pay $xxxxy xx/xx/xxxx Borrower also informed their hardship is due to sickness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962078	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment with the bankruptcy department and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962075	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and completed the payment in the amount of $xxxxvised to allow 2 business days for the payment to be clear.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired if payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931805	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931804	3	[3] Loan is in Foreclosure [3] Title Issue -: Other	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment. Confirmation provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comment dated xx/xx/xxxxindicates UCC financing statement from Sunnova Sla Management LLC against Robert Sheldon recorded xx/xx/xxxx  Comment dated xx/xx/xxxxindicates client confirmed that there is no title insurance for this loan. Open manual curative title issue process.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and gave authorization to family member, was going through verification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304982157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called to borrower regarding April payment and informed loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanting to bring the loan current transferred to agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304942061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002133	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is MFR filed.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  Comments on xx/xx/xxxxindicated there was previously one bankruptcy was filed Case no. 09/34378, Chapter 13, Filed on xx/xx/xxxx Discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and about foreclose and about the loss mitigation options and details and said will send the package and need to be protected under loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired on online access transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962061	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxso, borrower states reason for default as they thought they made the payment and cover the march payment. Servicer advice the February payment was missed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and upset for not able to make payment online. Borrower made payment by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002126	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Call was received regarding payment and no fee related. Payment initiated and amount $xxxxand scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951996	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972076	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called in to inquire about changing social security number on 1098 form as borrower is deceased and servicer advised about assumption process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On xx/xx/xxxxborrower called in regard to getting a loss draft check endorsed. Loss draft check in amount of $19727.28 was endorsed on xx/xx/xxxxand mailed to borrower on xx/xx/xxxx There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919318	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Call was transferred to bankruptcy department. Borrower also made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  As per the comment dated xx/xx/xxxxprior bankruptcy case # xxxx chapter #7 was discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304962041	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and verified information and wanted to confirm if the 401K letter was sent. Servicer advised it was mailed on 4/15. Borrower gave consent to call and 401K letter was resent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made online on 8/8 in the amount of $xxxxfor July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919312	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated they made a payment and reason for delinquency as they just forgot the reason and they lost track of the time.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxdamage was reported to property due to hurricane, and claim was filed and has a claim check. Servicer advised to write loan number in front of the check and sign on back of the check the date of loss was xx/xx/xxxx As per comment dated xx/xx/xxxxthe claim was received by loss draft and as per comment dated xx/xx/xxxxcheck was sent for endorsement, and it was endorsed and return. Comment dated xx/xx/xxxxindicates loss draft check was mailed out. No evidence of 100% inspection found or repairs completion.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower in to inquired about letter received on xx/xx/xxxxServicer advice the April payment was received and the letter stated loan is due for may payment. Borrower inquired about setting up ACH. Borrower stated will callback with bank information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010595	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding online access due to bankruptcy. inquiry on amount owed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to report that the state website as unsecured. Servicer apologized for the inconvenience and advised that the issue is being worked on. Recommended using a mobile device not connected to xxxxo borrower was able to log in and mentioned being unable to make a payment. Servicer apologized again, and co borrower successfully made the payment on the website
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304992029	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquire on modification . It was transferred to loss mitigation department. Also, inquire on the June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comment dated xx/xx/xxxxthere is an legal description error. The title problem details the subject mortgage  recorded at BK 7581 Page 224 has typos.  There is no evidence of legal description has been resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called to inquire about changing the ACH to bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and shared income and expenses. Borrower set up payment for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304992025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010588	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer informed payment made by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Plan confirmed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010585	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called to make a payment. Call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Currently the loan is in active bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and completed payment by phone in the amount of $xxxx. Advised to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment for June 2026. Also, stated payment was never taken out from borrower bank. Advised to borrower payment was returned on xx/xx/xxxxas unable to locate the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  As per the comment dated xx/xx/xxxxBK case #xxxx was closed as discharged. Prior bankruptcy case #xxxx, chapter 7 was discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919284	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made by phone in the amount of $xxxxon 8/8/2023.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304942001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding to get up to dated and wanted to know amount due agent advised the final due amount and borrower was on active bankruptcy and removed. and borrower thought their debt and loan was combined looped into, but borrower attorney stated December payment was due, and borrower gave permission to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called in and borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment for month of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment and agent advised borrower that this payment will be applied towards may. Borrower said they did payment in the amount of $450 on xx/xx/xxxxd they will be sending payment in June again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002067	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment and inquired about payment option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304972013	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304972010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding March, April and May payments and stated reason for default since loan was taken off and has been forgetting to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991981	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to know the status of loss mitigation application. Advised as per notes did not qualify. Borrower inquired about more option. Advised for the reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to bill pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919244	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to the payment, was advised to allowxxxxiness days for the payment to be cleared.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to verify bankruptcy department and not able to make online payments. Servicer advised to make payments by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941974	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Transferred the call to the Bankruptcy Department and fully verified the borrower. The borrower wanted to make a payment and restart automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982048	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to pay by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxxa verbal paymentdispute was received. The dispute was resolved as the servicer confirmed the dispute was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanted to know if account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower on a standard call. Borrower said they paid the December payment of $xxxxonline. Agent informed them that we don’t see that payment on our end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxalso borrower stated reason for default was thought they have sent the payment but remembered seeing the notice it was not go through the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991958	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305002029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment online in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961956	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and wants to make sure payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Bankruptcy plan was confirmed on xx/xx/xxxx One  Bankruptcy was dismissed with the case number xxxx. Chapter 7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding forbearance plan. Borrower inquired about modification and transferred to loss draft department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called stated they did not want to be recorded servicer stated ok and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrower pay payment s added in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called with regards to the mortgage payment and the due dates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305002007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Bankruptcy case #xxxx chapter 7 filed on xx/xx/xxxxand was dismissed on xx/xx/xxxx The bankruptcy case xxxx was terminated on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire of payment received. Advised confirmed on xx/xx/xxxxamount $xxxxfor June payment. advised borrower payment for July still owner advised can take payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about the deferral and gets paid weekly on Fridays. Agent assisted and provided website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304982010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to bill pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991922	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and need the loan number so that the insurance check can be sent for loss draft department to process due to recent storm damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxthe date of loss was xx/xx/xxxxas wind damage. Borrower had check of $ 3062.22. As per comment dated xx/xx/xxxxcalled in wanted to send check to loss draft department to process du e to recent storm damage . As per comment dated xx/xx/xxxxclaim check endorsed and return in the amount of $xxxx As per comment dated xx/xx/xxxxloss draft check mailed out.
However there is no 100% inspection or repair been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971958	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk with borrower regarding they lives in the property and borrower inform that they are back to work. borrower does not need loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates borrower stated hardship start with damage in the property and maxed out credit card for repairs. There is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010516	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called regarding payment due. Authorized 3rd party informed death of family member and xxxxwer stopped working and has other expenses to take care of authorized thixxxx family member and other bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxx customer stated roof was slightly damage from the hailstorm in area. No comments available related insurance claim and 100% repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991910	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay in the amount of $xxxxfor xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304919212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire if account is due for July and agent advised account is due for June and advised to catch up payment before 27th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower stated that due to unexpected bills not able to make the payment, went over loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931634	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to request for credit correction and advised loan was not included in bankruptcy servicer advised that bankruptcy was discharged and completed and loan is current and provided email address to send written request for credit dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment datedxx/xx/xxxxborrower credit dispute was resolved and no further communication from borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Bankruptcy Chapter 7 Case #xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxxclosed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001974	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment and inquiring on loa payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account and mentioned reason for default as car repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001968	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and said will make the  payment online  informed about hardship and was assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010495	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment on the account in the amount of $xxxxscheduled on xx/xx/xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with the borrower. Answered general questions about automatic draft. Borrower wanted to confirm if ACH was set up, confirmed yes. Also asked about an online payment made for the 31st, confirmed it was made. Borrower can request a refund once the payment posts, or ask to apply it toward the principal once it posts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971934	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in advised of amount due in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971932	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servier called and borrower confirm the identity before advising the due amount borrower hung up the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding hardship due to car repair and medical bills. Borrower inquired about what options borrower was approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanted to know the loss mitigation option and stated hardship was due to finances but didn't disclose details or provide more information. Borrower stated cannot make mortgage payments advised loan is current so loss mitigation options would be forbearance or modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931611	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxfor July and August and next payment will be scheduled on xx/xx/xxxxas both borrower get paid xxxxy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about the payment received to which agent advised as yes that May payment received on xx/xx/xxxxand went through all of the payment history and advised the borrower got behind in June of previous year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951854	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called to advise if the payment can be skipped due to death of a family member. Loss mitigation options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961894	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquire on loss draft issue. Also, stated that borrower discover home loan recent and wanted to know if anything need to be done with insurance claim check process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  As per comment dated xx/xx/xxxxthere is an water damage to property and date of loss was xx/xx/xxxx AS per comment dated xx/xx/xxxx check was forwarded for endorsement. CHeck was been sent for internal endorse in the amount of $113141.38. AS per comment dated xx/xx/xxxxloss draft check was mailed out. As per comment dated xx/xx/xxxxcheck been sent for internal endorsement  in the amount of $20791.36 and $34860.32. As per comment dated xx/xx/xxxxtwo loss draft check was mailed out .
However there is no 100% inspection or repair been done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981965	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxrvicer provided confirmation and borrower also informed about property is occupied by the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Comment dated xx/xx/xxxxindicates bankruptcy case was terminated on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxxindicates property is located in FEMA disaster area declared on xx/xx/xxxx No damages were reported.
305001941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding active foreclosure and borrower wanted to reinstate the loan to make final amount due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent spoke with borrower to advise received march payment and still due for April and borrower stated they paid a couple of days agent agent advise it was for march. Borrower declined loss mitigation and they paid monthly on 1st they will pay for April $85065 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941872	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304981949	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower call was transferred to foreclosure department after full verification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in, call transferred to foreclosure department. Advised regarding reinstatement process. Borrower is going to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to inquire about the change in mailing address and sent authorization code and confirmed authorization number and updated for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001924	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and wanted to reinstate the loan. Borrower had send the funds but was not enough to come out from foreclosure. Advise to submit a request of rein via fax. Also, advise the funds send for rein will show in quote. ETA isxxxxsiness days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxx indicated the property is in FEMA disaster area with disaster declared on xx/xx/xxxx No Damages were reported.
304991855	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991853	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquiry on making a payment and request to unlocked online account for borrower1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and informed of family member illness. Customer inquiry on making payment. Advised will transfer to payment specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower and advised final amount due, no PTP. Borrower wife is supposed to making payments on this loan once they get paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001921	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991850	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and wanted to know the payment applied to November month, advised payment has been applied to November month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx late fee dispute was identified. On xx/xx/xxxx late fee dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, Borrower stated regarding missed letter. Advised to borrower the letter is regarding a payment that was due for xx/xx/xxxx Advised payment was received the account is now due for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding march payment will be paid of xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001916	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $1000 and reported illness in family as a reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991844	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent spoke with borrower regarding going through repayment options. Borrower cannot commit two payments in one month and stated that can bring the account current in September. Borrower was out of work for 3 months and 14K saving gone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxxindicates property in fema disaster due to wildfires and straight line winds with xxxxCA. No damages were reported.
305010456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower 2 was advised of FAD and stated borrower 1 made payment but don't know why late. Agent advised last month too was late so borrower 1 said will have borrower 2 call in to resolve.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931554	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in payment made by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981924	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to the borrower and went over approved flex mod and explained trial payments that are required, borrower understood everything and advised to call with any question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  As per comment xx/xx/xxxxindicates one more case was filed chapter07 case# xxxx filed on xx/xx/xxxxwhich was closed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971874	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower. Inquiry about loan modification was transferred to the Loss Mitigation Department. Information was fully verified. An offer was made but declined. Case transferred to extension 4541. Borrower wants to make a payment. Suggested a call transfer to the survey team based on a previous attempt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment status. Agent advised to wait for couple days to clear the bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941834	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired on making may and june payment agent advise will transferred to payment specialist. Borrower stated was told to talk about the payment plan and also borrower knows is over due for may and now june is coming up required to speak about the payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and social security number, property address and mailing address were confirmed. Borrower lives in the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010442	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called in and borrower asked for loss mitigation website and servicer advised the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951786	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment and did not check box to accept before completed payment. Servicer advised if does not get confirmation payment will not process.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment dated xx/xx/xxxxindicates borrower raised the late fee dispute and servicer waived the late fee on xx/xx/xxxx Thereafter no evidence of dispute raised by the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961824	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talk to the borrower regarding payment amount and advised to allowxxxxiness days for the for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to know the schedule payment. Borrower paid by phone in the amount of $xxxxon xx/xx/xxxxor November, December & January payments and provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001879	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke to the borrower and informed about the status of the account as received a notice account is due forxx/xx/xxxxnd was informed about one late charges and 3 non sufficient funds as payment was returned due to non payee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  CASE number xxxx,CHAPTER 13 FILED IN CALIFORNIA SOUTHERN BANKRUPTCYCOURT ON xx/xx/xxxx, STANDARD DISCHARGE ONxx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991797	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in asking about the coverage 351 SWB xxxxy policy renewal received to which agent confirmed that USAA policy updated expiry date xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991792	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and to sed request for credit correction.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Onxx/xx/xxxxindicated that borrower was disputing for credit report. Borrowers want to send in copy of credit report to research department. Borrowers send request for credit correction. Onxx/xx/xxxxshows that task closed nothing to correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981881	3	[3] Lien is not in first position. [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981877	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx  There was another bankruptcy filed with case number xxxx with no other details in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxx indicated the property is in Fema natural disaster property address lies within disaster declared zip code. No Damages were reported.
304931502	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding they will bring account current by their won and said no to loss mitigation. Borrower inform reason for delinquency was out of work and there was reduction in income and their family member was hut. Borrower inform they are back to work now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941785	3	[3] Delinquent HOA Fees [3] Title Issue -: Other	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and requesting reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There are 2 HOA liens in the favor of Crossing Homeowners Association, Inc recorded on xx/xx/xxxxin the amount of $xxxxand $xxxxrecorded on xx/xx/xxxx No further details found.  There is no evidence of claim filed, or resolution provided to clear title issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There are 2 HOA liens in the favor of Crossing Homeowners Association, Inc recorded on xx/xx/xxxxin the amount of $xxxxand $xxxxrecorded on xx/xx/xxxx No further details found.
304941783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated about their hardship due to unemployment and asked for the assistance. Advised loss mitigation option to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding on changing mailing add and sent out the security code to her email address on file and borrower verified it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981851	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated in process of paying off the mortgage and need the original closing document. Servicer transfer the call to foreclosure department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called receiving a call about late payment to which agent advised of grace days and that the payment was received after 01/09 was late and a late fee of $29 needs to be paid. Agent advised borrower of partial payments but 2nd half of the payment needs to be received before payment is applied and confirmed about pending payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx  Bankruptcy chapter 13 closed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquiry on web and advised how to register online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called and said they sent the reinstatement documents to the attorneys last Thursday, but UPS lost the package. The borrower’s bank said it could take up to 90 days to reissue the check. The borrower can request to postpone the foreclosure sale scheduled for January 7, 2025, by sending a written request to MDFAX@ymo.com.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired on when payment is due agent advise borrower next payment due is on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called with regards to the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991756	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment. Borrower feels payment due on 01/20 and should have paid balance for January. Payment was due on xx/xx/xxxxwas due to nxxxxcient fund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to inquire on the disclosure and advised on the making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay online in the amount of $xxxxfor the month of March payment along with the fee. Borrower one is paid bi weekly and next pay is on 04/25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941751	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the call from servicer and stated they have not received modification documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated they are fired from work and needs deferment. Borrower stated they made April payment and agent advised forbearance due to unemployment as an option. Borrower stated they wanted to apply and they inquired on modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated were no longer interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made a payment for September and October in the amount of $xxxxeach. Borrower also made Pay by phone for November in the amount of 464.25 using funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Bankruptcy chapter 7 case# xxxx closed on xx/xx/xxxx

Previous bankruptcy chapter 7 case# xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they unable to pay August mortgage due to no income received while off work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941739	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a general information on the loan
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the reporting occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951712	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower requested to skip the ACH payment for May. The account is set up for ACH, so the draft can be skipped. Agent was informed that they are still responsible for making the payment manually. Grace period was advised. A cash draft task was opened with a turnaround time of 2 business days. An email was sent to the supervisor. Agent was advised that delay days can be changed up to 10 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make April months payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919021	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Called borrower and lives in the property coded. Borrower stated made payment online on 03/27 $xxxxand was pull from bank 03/31 should received today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  As per comment dated on xx/xx/xxxx Borrower called in stated was impacted by hurricane millstone and still in the property not relocated. Borrower had damage in the property like roof, water. Check was received amount of 33,087. There is no evidence 100% repair was completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower stated that borrower was out of state hence overlooked payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower phone to pay online $xxxxfor July and August 2024 by 08/23 and 09/24, within 15 days and requested a refund. Borrower stated spouse was out of work since 10/23 and just recently returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called with regards to the payments and also refused to confirm the RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951677	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment and servicer advised borrower to notate the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand reported income reduction as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the issue they are facing due to which the mortgage payment was missed. Further explained they had certain debts to pay due to which the mortgage payment was missed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated the reason for default as laid off for 2 months and reduction in income. Borrower made the payment for xx/xx/xxxxin the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in they f are taking care of the payment for the they reduced the expenses. Borrowers promise to pay $xxxxvia online and for 10/16 in the amount of$xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971737	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941697	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961716	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and update on the loss mitigation options .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxindicate that there were damages to the property by the hurricane  3/4 of the roof had severe damage and has caused water damage to many rooms inside the home and no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304919006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower call transferred to collections after full verification. Borrower advised a payment of $847 was made today for April and attempted to pay May online but had issues. Borrower plans to pay May payment of $847 online today. Borrower was unaware was two payments behind due to illness. Refund requested. Borrower has a pending payment of $876 for May and stated June payment will be a few days late as she gets paid on the 15th. Requested due date change to the 15th of each month and transferred to customer service. Provided payment specialist contact number. Servicer advised of options and outside assistance; declined. default activity continues, risk of credit reporting remains.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower inquired on web, agent provided web address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired on web how to register online access. Agent stated account shows borrower is not registered, agent helped to get the right site stayed on the line until borrower successfully registered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001778	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $ 2395.98 on 06/18 to bring account current. Borrower inform they have to support the kids too sometime they received child support. Borrower want loss mitigation package.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and borrower income has reduced. Borrower promised to pay online $xxxxon 10/4.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931384	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called to make mortgage payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991668	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to skip ACH for September to which agent advised account is on ACH and can skip draft, but they are still responsible to make payment manually and advised grace days till the 17th. Borrower agreed to make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and call was transferred to foreclosure department. Customer gave verbal authorization to speak with third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquired if payment received advised No. Borrower advised payment method was online. Advised due date xx/xx/xxxx If payment received after xx/xx/xxxx A $xxxxlate fees will be charged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991651	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment and statement to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931371	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay online. Agent discussed loss mitigation options. Borrower also stated reason for delinquency was due to out of work for 9 weeks but back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to the borrower about financial issues and said promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931353	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding borrower received letter of bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991636	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918975	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent transferred the call to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquiry on different payment types. Advised to different mode of payments. Borrower received ACH form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower for thexxxxments in the amount of $xxxxis in trans datedxxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated reason for default was bank hacked. Made online payment. Advised about loss mitigation. Borrower declined loss mitigation offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961670	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired on different payment options and advised western union code.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and had issue with payments being returned due to NSF with bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and asked why getting calls and was advised the payment is been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and wanted to reinstate. Customer stated received a letter with the reinstate amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about payment information. Borrower promised to pay for January and February payment. Borrower left job in end of October and started new job in January hence less income in January month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971674	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to and did the promise to pay for $xxxxand having a issue with paying online. The service advice the next payment due date as xx/xx/xxxxand promise to pay for $xxxxalso stated the reason for default as need to pay the other bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay balance on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and gets paid late fees and sometime forgot to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer went online to make a payment on xx/xx/xxxxfor April month. Customer stated payment was returned from bank. Customer wanted to confirm payment would not be late. Advised customer to payment would be on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991615	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated made third trial payment and will begin to proceed final document and will receive them in 30 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called regarding the account status. The borrower was provided the loss mitigation options, however borrower rejected all of them, and promised to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971648	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advice on credit funds until xx/xx/xxxxthe account was due for 2 payments November and December. the borrower stated the reason and unexpected expenses. Also made the payment for xx/xx/xxxxin amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010292	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001712	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower stated they made payment via bill pay and not applied to the account said they doesn't have any other accounts. Never received statements or access to web and didn't realize they were behind servicer advised to send cancel check. Borrower inquired about sending proof of payment servicer advised bill pay was sent to homeowner's association not home loan. Borrower stated they made a payment on previous call servicer advised the payment of xx/xx/xxxxs applied to xx/xx/xxxxand advised behind a payment and borrower stated reason for default as payment dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxxa verbal payment dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and spoke about the deliquency. Borrower informed due to father in law was ill and passed away, they were unable to make the payment and promised to pay. Agent offered the loss mitigation option i.e. modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971644	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Comments on xx/xx/xxxxindicates there was previously one more bankruptcy was filed on xx/xx/xxxx Case no xxxx, Chapter 7, Discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951574	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated that they have made the June payment, and it was not returned on account. Servicer stated the payment showing as returned and advice borrower to send the proof on provided email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001698	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991597	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and borrower was out of work for 6 months. Borrower was back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding that has been impacted by natural disaster and will transfer to depending on time of assistance being requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment dated on 11/16 in the amount of $xxxxand reason for delinquency mentioned as illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called  regarding the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated reason for delinquency as illness of family member had medical expenses for family member and has been taking care of them. server advised with loss mitigation options borrower stated doesn't want them and borrower promised to pay $xxxxon xx/xx/xxxx Borrower also asked about instructions and provided with city code. servicer responded to requestor with explain the loan function and provided with the details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated xx/xx/xxxx Borrower called to pay balance on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to discuss the account and reported unemployment as reason for default and stated husband assist to pay as get paid weekly and stated will overnight cashiers check January month payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951556	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer wanted to confirm how payment should be made. Call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and stated that can't make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding will make a payment and borrower1 not sure will be able to take care of May or June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated reason for delinquency they thought on auto draft servicer advised loan shows active from October did payment by phone borrower provided permission to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: n
304991568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and wants to know hardship options and deferment option available or not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981667	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding loan status. Advised that document is still being process. Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918908	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower, and borrower made a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981655	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and pay by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on modification to loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010252	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to inquire on making payment for September and October. Agent advise total due for 2 months is $xxxx Borrower made the payment of $ 1196.57 and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in requested to waive late fees. Late fees waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971594	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and promised to pay $xxxxrrower had back surgery and was out of work for 2 months but still got paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to to make the payment also stated they thought they have made the payment online borrower made the payment for xx/xx/xxxxin the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called customer for thexxxxyment in the amount of $xxxxin trans dated xxxxVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010245	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to bankruptcy Department after full verification. Provided customer service number and extension as borrower needs to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918901	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment and stated reason for delinquency as extra expenses tires for truck last 2 months. and stated will sign up on auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates there was damage to the property and borrower inquired for loss draft and claim check was needed to endorse. As per comment dated xx/xx/xxxxcheck was sent for endorsement. On comment dated xx/xx/xxxxLoss draft miscellaneous mail received. On comment dated xx/xx/xxxxloss draft check was sent for internal endorsement, and it was endorsed, and it was mailed out on xx/xx/xxxx As per comment dated xx/xx/xxxxloss draft check was forwarded, and it was mailed out on xx/xx/xxxx No evidence of repairs completion identified, or 100% inspection result received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding delinquent notice received pertaining to December and January payments to which agent advised to disregard it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and asking general questions about the payment and credit reporting made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304931232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding payment and borrower stated that loan show current. Loan is setup on bill pay through their bank and agent advised last payment was received for xx/xx/xxxx Borrower inform they had stroke in march they have limited liability. Agent discussed the loss mitigation option with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981636	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay in the amount of $xxxxfor the month 06/24
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxx a payment dispute was received. The dispute was resolved as the servicer confirmed and there was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was advised about 2 payments missed  11/24 and which is showing account behind 2 payments borrower also made the paymnet on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001641	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called promise to pay online for $xxxxon xx/xx/xxxxpril due). Attempted to confirm when May would be paid, but borrower responded dismissively and disconnected the call without providing a date. Advised of xxxxate charge.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated xx/xx/xxxxfee dispute is reviewed and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918884	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the account information. The call was transferred to bankruptcy department. Agent provided the account information and scheduled the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired about the due date and amount. Servicer advice the due date as xx/xx/xxxxand amount as $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment for $xxxxand schedule payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding hardship due to their dental bill of $12000. Borrower wanted to bring loan current so looking for the options. Loss mitigation offered borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to delete ACH on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about waiving late charge. Late fee waived and sent letter. Borrower advised that payment due to September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991527	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding that wife was sick and back to working and stated this was in 2023 and 2024.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010224	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated borrower will pay online $xxxxon 09/13. Borrower wanted to know how to make two payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay the amount of $xxxxwith no additional fee. Borrower wanted the payment before xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about the hardship has been resolved and borrower can make the payment in the month of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promised to pay on xx/xx/xxxxand servicer asked with what funds they are going to pay borrower disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower regarding final amount due and borrower promise to pay online $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired if payment was received. Servicer advised payment was received on xx/xx/xxxxt applied to May; account is still due for xx/xx/xxxxonfirmed suspense balance of $xxxxand late fee of $xxxxrrower requested to apply suspense funds to late fee. Opened task with 3 business day turnaround time: apply $116 to late fee, leave remaining $xxxxin suspense as partial payment for xx/xx/xxxxervicer advised $xxxxneeded to pay June in full.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke to borrower informed about the status of the account and borrower said cannot commit on making 2 payments in one month as paid biweekly and mentioned reason for default as due to car repairs also advised of the available hardship assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and informed that payment was made by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981589	2	[2] Payoff has been requested within the last 60 days [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired of refinance and servicer provided contact information of refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment was returned due to non sufficient funds
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001600	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in promise to pay Feb online $xxxxand borrower 1 stated borrower2 is working part time hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931176	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and gave verbal authorization and authorized party made payment by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010202	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to request for copy of foreclosure letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and completed the payment in the amount of $xxxxvise to allowxxxxiness days to clear the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and reported excessive obligation as reason for default and stated had to travel out of town due to a family emergency and stated will pay online for January month payment for $1400 on xx/xx/xxxxand for February month payment for $1400 on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower for online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay by phone in the amount of $xxxxon xx/xx/xxxxand confirmation number provided  and borrower stated xx/xx/xxxxpayment will be made on time by the due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to the borrower related to job for last two months borrower was doing driving job and not to make enough and starting new job will be paid weekly and not sure of borrower 1 pay periods and borrower 2 promise to pay online and February will be paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower said that they made payment on auto draft to which agent advised that auto draft doesn't start till April then borrower said will check and call back tomorrow. Borrower also provided email to send proof of payment was made with loan number and agent verified if they live on the property to which borrower said no.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to delay the payment by 4 days. Agent advised to change the ACH payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981576	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about the payment of $xxxxfor the month of September and October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxindicates that subject property had some damage due to hurricane and there was no indication of insurance claim was filed also there was no indication of 100% repairs inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931170	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated family member died in September and that was why she was behind on her payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951477	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Spoke with borrower and gave permission to speak with family member for todays call not able to being account current offered repay plan borrower not able to put down wants one payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and state reason for delinquency as family member was ill and borrower was assisting with bills servicer advised loss mitigation option borrower stated doesn't want Loss mitigation package
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay online April May payment on 5/26 online amount 475.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961523	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made by phone in the amount of $800 on 3/24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called regarding the pay by phone for June/July, with a total of $xxxxas of 7/17. The borrower initially thought the ACH was set up for June as well. After a short discussion, they confirmed they do not want it. It is okay to call back within 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971520	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated getting delinquency letter. Advised to disregard the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961511	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to discuss about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Payment schedule in the amount of $xxxxfor xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquiry on modification transferred to loss mit department and had experienced with medical issues that have caused financial hardships.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971504	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and upset that did not receive call. Borrower advised about the late fees.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 4/5/2024 stated that borrower disputing for late charge. Borrower raised a dispute to waive the late charge. Take up long for drafting set up. Borrower was advised to send in written dispute. On 5/7/2024 payment was drafted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: n
304931129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired about the payment was received for $xxxxrvicer advice the payment was received, and the funds is in suspense. Borrower wants to apply the payment for April month. also, advice the tat for 3 business days
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Bankruptcy case #xxxx chapter 7 was filed on xx/xx/xxxxand was discharge on xx/xx/xxxx Bankruptcy case #xxxx was terminated on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with the borrower regarding inquiries on different payment options. Advised about the website and confirmed they can make a payment by phone with bank information or via mail. Informed that the loan is not considered late until after 04/11, so there is plenty of time to pay via mail, website, or phone. Also advised that the last bill was sent on xx/xx/xxxx but the applicant stated they did not receive it. Informed they can retrieve it from the website. Borrower declined and instead wanted to set up ACH. Advised that ACH will be effective starting April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961489	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire why payment cannot be made online and call was transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a past due payment, agent advised to avoid multiple transfers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the copy of deed of trust. Agent requested to send as written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: n
305010161	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and fully verified. Processed pay by phone for payment amount: $xxxx no fee. Call recap, hours, and options provided with email verification will follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The xxxxwer called in and promised to pay online on 6/2/2025.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer gave permission to call in 7 days. Advised of collection activity. Customer stated payment will be pay on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941445	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired if payment received advise no. Borrower advise payment method. Borrower says knows call is regarding late payment. Borrower says processed payment to be drafted and says will be caught up in next 30 days and no need for payment assistance. Agent advise call will not stop until account is up to date and advise to allow xxxxurs for payment to post.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981522	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  Bankruptcy has been dismissed onxx/xx/xxxxwith case # xxxx and chaptexxxxTIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about modification to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991433	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired on if payment received or not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951415	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to and stated was not able to login in online website and no longer access to mail. Servicer advice can open IT request to delete account and can register for new mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001538	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower stated will only pay $647 and not $xxxxservicer informed about payment change for 07/2025 to $xxxxborrower stated its too much servicer informed insurance was added on the account borrower is disputing the payment amount and requested to remove insurance as is living in Home Owner Association which has fire flood and hazard insurance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  As per comment dated 6/2/2025 borrower reported Payment dispute however no evidence of borrower dispute being resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991431	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Bankruptcy Chapter 13 Case #xxxx filed on xx/xx/xxxxis active
Prior to that Bankruptcy chapter 7 case #xxxx filed on xx/xx/xxxxwas discharged on xx/xx/xxxxPrior to that Bankruptcy chapter 13 Case #xxxx filed on xx/xx/xxxxPrior to that Bankruptcy chapter 13 Case #xxxx filed on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower, borrower stated will make an online payment in the amount of $xxxxon xxxxr the xxxxyment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and advise full amount due. Borrower made the online payment in the amount of $xxxxfor the month of January and February payment will ach.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated reason for delinquency as excessive obligation. Borrower promise to pay in the amount of $xxxxonline and planning to make both May and June payment. Borrower does not want loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding inquiry on cancelling the ach, and advised can cancel over the phone and opened the task and requested to delete ach on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931093	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding bad check fee and 2 months payment in the amount of $xxxxwhich is paid by phone. Servicer offered short loss mitigation and borrower stated reason for delinquency due to initiating payment and payment was stopped and stated family member is stopping payment and removing funds from the account which caused payment to return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to coborrower, Borrower stated made payment online in the amount of $xxxxon 05/14. Borrower also stated that hardship is due to income reduced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961435	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquire on online access getting error message cannot provide secure connection. Agent resent password and provided borrower. Agent advised survey but borrower wanted to speak with someone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in account was on automatic clearing machine advise can send form to set up. Borrower promise to pay online $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower and borrower made a payment online in the amount of $xxxxeffective xx/xx/xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991406	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to bankruptcy department regarding the payment for January and February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  There were multiple bankruptcies filed with the details of case number xxxx discharged and terminated on xx/xx/xxxxand xxxx discharged and terminated on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorization 3rd party called in and would like to set up for auto draft and bank name general Eletric credit union.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941398	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and pay by phone in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment by phone in the amount of $xxxxwith the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower. They want the late fee waived, but since we can't use the Waiver, Advised they need to send a written request to dispute it. Also confirmed that the lendxxxxd policy was removed and the borrower doesn't have an escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the update on payment made. Agent replied to wait for couple of days for bank clearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941382	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941381	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquire on payment and made payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961401	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay the non sufficient fund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991390	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment in amount $xxxx no fee applied
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx  As per comment dated xx/xx/xxxxchapter 13, case # xxxx, filed date xx/xx/xxxx discharge date xx/xx/xxxx Chapter #7, case # xxxx, filed date xx/xx/xxxx Chapter # 13, filed date xx/xx/xxxx case # xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to the borrower register natural disaster to inquire if borrower confirmed is not impacted by CA fires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a march payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991382	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called to inform forbearance plan will end this month. Customer stated hardship was not resolved yet and need extension and stated for modification. Call transferred to loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxx there was a property damage identified. Customer stated the pool cage; the fence and roof were damaged. Comment dated xx/xx/xxxx customer stated still doing repairs on the home from the damage. No comments have been found repairs are 100% completed. No comments found regarding insurance claim filed by customer.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk with borrower to schedule a payment in the amount of $xxxxand borrower inform reason for delinquency as that they had issue with payment period. Agent informed that they cannot change the due date. Borrower does not want loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make sure the payments was made for January on xx/xx/xxxxfor $xxxxand the February payment was paid on xx/xx/xxxxfor $xxxxBorrower stated they have paid extra they don't know the exact amount. Borrower stated the reason for default as lot of bills and unexpected finance Also schedule the payment for xx/xx/xxxxfor the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971417	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired on multiple payment. Borrower realizes that there were multiple payments made and knows what happened as borrower is wondering how to get them back. Agent advised and explained refund process. Borrower requested to keep the account as it is and adjust the payments with next month payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and about the auto draft wanted to confirm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower. Payment of $xxxxwas made by phone. Let them know it may take 1–2 business days for the payment to clear the bank. The payment is considered made today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay online in the amount of $xxxxdated 01/31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001478	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding inquiry on mod and wants to make 3rd trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  Service was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they live on property and promise to pay online on xx/xx/xxxxin the amount of $xxxx will make January payment on 02/28. Borrower also stated they are expecting bonus in February and planning to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to state they are paid monthly at the end of the month (30th or 31st).  Borrower is paid biweekly with next payday on 04/18.Servicer advised they are experiencing hardship and have received the loss mitigation package, which they plan to complete. borrower is on auto draft so servicer advised to confirm if May payment processes as expected, and to call back if it does not, since automated clearing house is restarting. Borrower recently lost their job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981442	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment borrower promised to pay $xxxxand provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Comment dated xx/xx/xxxxProperty damage due to flooding and natural disaster. Home damage not covered by insurance. ON xx/xx/xxxxBorrower paid several thousand for repairs from pocket as flood damage was not cover in insurance. On xx/xx/xxxxRoof repair still going on. There is no indication 100% inspection completed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called. A payment of $xxxxwas processed. The borrower will make the May payment of $xxxxonline on the 10th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001463	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make payment in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to promise to pay online $xxxxthrough automatic clearing machine advise will continue since bringing loan current. Borrower stated last in may was catching up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower fully verified and transferred to collections. Borrower inquired about a late payment and promised to pay. Servicer advised transfer to payment specialist and transferred call. B1 also asked if we would have a copy of their birth certificate on file, servicer advised we would not
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961368	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding the payment which was sent due to borrower does not see payment has been cashed and agent transferred the call to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931008	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower mentioned they have paid for the some repairs at home and due to which the payment was delayed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated xx/xx/xxxxthe repair cost was $ 35000.00 and it was spend by the borrower itself. Borrower opinioned that the insurance covered only $xxxx According to the borrower the repairs are going on for 2 years. Borrower mentioned that all their saving was lost in the home repairs as per the comment dated xx/xx/xxxx  The damage repair amount is estimated at $xxxxroperty repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand schedule payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to schedule payment online for $xxxxon 08/24 and reported illness in family as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account and advised of may payment borrower stated will pay it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower advised payment was made last night in the amount of $xxxxso next payment would be due forxx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and paid biweekly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower and borrower stated will make payment online in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to know if payment was received or not. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304931000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower stated hate work had to go asked if had permission to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961359	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to request reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding making April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961355	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called and said they changed jobs and their daughter had health issues or surgeries starting in 2023. The borrower gave permission to the credit bureau within 7 days, and the standard payment for June 22 will be made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: As per the comment dated xx/xx/xxxxthe property is located in a disaster area designated by FEMA, declare on xx/xx/xxxx No damage were reported.
304991346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about online access. Agent advised to select forgot password option. Borrower able to log in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding about coverage and fee related. Borrower inquired on hazard insurance and call transferred to insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Previously case was filed on xx/xx/xxxxhaving case # xxxx in chapter 7 and discharged on xx/xx/xxxx another case # xxxx filed on xx/xx/xxxxchapter 7 and discharge on xx/xx/xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated that payment made online in the amount of $xxxxon 12/06 and provide confirmation number for the same. Borrower stated that hardship due to illness of the family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they had car repairs late November early December $1000, plus high Utilites bills causing the delay,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about the ach and agent advised that the ach will draft April payment once the February and March payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower stated was trying to make the payment online but was kicked out of the website. stated thinks it was computer borrower was using that caused it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called and advised on due payment and stated cannot pay today. Borrower already told the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promise to pay online on xx/xx/xxxxin the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001419	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired on where to send the payments. Servicer advice the address also inform how to set up the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Bankruptcy case# xxxx, Chapter 7 was filed on xx/xx/xxxxand was discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated xx/xx/xxxxindicates borrower inquired on loss draft check endorsement. Servicer advice they will be send the check for $xxxxalso advice the to send the documents to confirm the mailing address. Comment dated xx/xx/xxxxindicates loss draft check was received and pending for processing. Comment dated xx/xx/xxxxindicates loss draft claim check was mailed out to borrower.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower regarding ACH inquiry. ACH set up and first draft date is 05/02025.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about borrower made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918691	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961316	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment related and additionally no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called out said promise to pay online $xxxxon xx/xx/xxxxand june will be paid before the late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stat that xxxxwer was solely awarded property though divorce decree hence requests to be removed. xxxxwer awarded property in November 2023 and divorce agreement in February 2024.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001401	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and answered general questions regarding loss draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On xx/xx/xxxx hurricane Ian loss draft identified. Onxx/xx/xxxx claim check was endorsed in the amount of $xxxx On 3/8/2023, claim checks in the amount of $44895, $xxxxand $5000 were endorsed against DOL on 9/8/2022. No information pertaining to 100% repair inspection found.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981389	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to speak with loss draft department. Agent advised it is closed for the day and requested to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated  xx/xx/xxxxthe date of loss isxxxx24 due to storm and insurance paid the complete claim of $ 25320. The check is endorsed and retured.  The damage repair amount is estimated at $xxxxroperty repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971348	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated made payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  As per comment dated xx/xx/xxxxdamage identified by hurricane helen hit home back and front yard flooded, fencing damaged and shed. On xx/xx/xxxxclaim check endorsed and return amount $xxxxere is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001391	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated xx/xx/xxxxthe damage was caused by xxxx and the damage was of Fence, AC, Garage and Roof.  Date of loss is  xx/xx/xxxxand claim FLxxxx66. Another claim check for $5,722 and $xxxxwas also received. Loss draft department provided all the check and the claim was endorse and return. There is no information about repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated was not getting paid so left the job and got another job, but still not getting pad so payment returned due to not sufficient funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991300	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941284	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that wants to make the repayment plan payments. Borrower is fully verified.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxxshows that borrower dispute for late charges. There is extra amount is held until full payment is received. Advised borrower to send email for this. On xx/xx/xxxxindicated that unable to waive additional late fees without support of timely payment.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981384	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding not able to change password. Call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute has been raised on xx/xx/xxxxand dispute has been resolved.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991294	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called was guided to make the payment and informed that the system is currently down. Servicer Walked through the bill pay process. Borrower mentioned the payment is for 2 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made Jan payment on xx/xx/xxxxin the amount of $xxxxand stated reason for delay as furnace repair.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower gave us consent to call borrower stated had fraud in bank account had to order checks never came to be happened in May of 2024 had direct change that was made 2500 and 950.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951243	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding about borrower has been impacted by natural disaster and if needed assistance being requested and if no assistance is required no further action is needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comment dated xx/xx/xxxxstates there was a damage on property due to wind and date of loss on 07/2024. Comment dated xx/xx/xxxxindicates there was a property damage identified. Comment dated xx/xx/xxxxstates loss draft check received pending processing received in the amount of $xxxxmment dated xx/xx/xxxxstates loss draft check mailed. There is no indication of repairs were started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower regarding payment and next payment due and agent advised the last payment received. Agent informed borrower that they are not in foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk to borrower stated they wants to cancel the payment that was scheduled from last week for the upcoming friday. Agent advise that they can only preschedule a payment 4days in advance on the online portal they would need to check with bank regarding bill pay to see if they have any scheduled payments. Borrower inform reason for delinquency as lock of funds wants to make the payment for may and stated June payment by 06/5/2025. They do not want loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918654	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment for $xxxxand scheduled payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxservicer advised of late charge being assessed however can be waived off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951239	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay total amount due. Agent tried to transfer the call to foreclosure department but it was closed. Also informed about reinstate are only accepted certified funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971312	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay $xxxx no fee applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx  As per comment dated xx/xx/xxxxchapter # 13, case # xxxx filed date xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981364	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding promise to pay April $xxxxby xx/xx/xxxxborrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930901	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding related need loss mitigation options and been living off and recently started up a business in February 2025.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951229	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305010016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with the borrower, borrower made the online payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and pay by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  Previous Bankruptcy Filings for the Debtor:
Case #xxxx
Type: Chapter 7 Bankruptcy
Filed in: xxxx
Filing Date: xx/xx/xxxxDischarge (case closed): xx/xx/xxxxCase #xxxx
Type: Chapter 13 Bankruptcy
Filed in: xxxx
Filing Date: xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305010008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding wanting to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment online in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981343	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer stated payment made online in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304951215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930877	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry about how to make payment since customer is no longer able to access the account online. Call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx  Bankruptcy plan was confirmed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third called in made payment. Borrower made two payment for January and February. Advised next payment will be due in March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in  for pay by phone for $xxxxfor May xx/xx/xxxxand gave consent to call back 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to see if payments setup on auto draft servicer advised draft was deleted due to two or more nxxxxcient funds and offered to do payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: n
304961250	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Contact made with borrower and schedule the payment for xx/xx/xxxxfor $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called out advised to disregard payment transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981326	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower to find out if they are impacted by hurricane and borrower stated was affect had wind rain water but no damages to the property and do not want any assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates there is notification of property damage. Comment dated xx/xx/xxxxindicates the loss draft check received pending processing in the amount of $xxxx Comment dated xx/xx/xxxxindicates claim check was endorsed and return in the amount of $xxxx Comment dated xx/xx/xxxxindicates loss draft check was mailed out. There is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951192	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower and borrower informed they lives on the property reason for delinquency approved modification able to make the payments. Borrower stated they needed to know loss mitigation status and there was a title issue that has been resolved. Agent advice to continue to make the payments while review is being completed. Borrower wanted to scheduled a payment on xx/xx/xxxxin the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to pay payment by phone and borrower gave authorization to speak with wife and made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Previously case was filed on xx/xx/xxxxhaving case # xxxx in chapter 7 and discharged on xx/xx/xxxx another case # xxxx in chapter 7 filed on xx/xx/xxxxand discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired on current interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009985	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Talk to authorized 3rd party were discover fraud department inquire on loan status confirmed account is in good standing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated on xx/xx/xxxx Credit dispute has been resolved. No future question found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to make a payment and advised not in active bankruptcy status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated lost one of his jobs in October 2024, is now working only one job and used emergency funds to make a payment of $xxxxon 5/5/25 and has applied for a second job and wants a loss mitigation package, servicer advised about possible repayment plans and alternative resources and plans to make another payment on 5/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiring about payments and advised that payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941203	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971258	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount $xxxxon xx/xx/xxxxand provide confirmation for the same. Borrower stated about their hardship reason due to Excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951169	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in wanted to confirm that servicer has been receiving payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made payment in the amount of $xxxxand stated had to do car repairs started in December which costs 6000 as well as had to pay rentals costing about 600 and another 1000 in repairs. Borrower said April payment will be mad by the 3rd.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304930843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated reason for default is medical bills since November. Made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941197	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and asked if full payment is done today will it bring the account as current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxhad minor damage on AC due to power shortage and shingles around the home. Borrower also states was affected by xxxx which caused AC unit destroyed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comments dated xx/xx/xxxx indicated the property is in a FEMA disaster area due to xxxx. No damages reported.
304971245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001298	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in gave verbal authorization and discussed loan general information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on how to register online servicer advised to reset profile to xxxxter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on how to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Bankruptcy chapter 7 case #xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxxPrior to that Bankruptcy chapter 7 case #xxxx filed on xx/xx/xxxxdischarged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981286	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in for online access and inquired if 1098 was mailed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Onxx/xx/xxxx credit dispute has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment however they were unable to provide banking information and advised they will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991204	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding document/check received. Borrower called after receiving our initial letter about monitored claims and disbursements. Servicer advised borrower that it is 2nd mortgage and will endorse the claim check and mail it back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  As per comment dated xx/xx/xxxxnotification of property damage received. The date of loss is noted as xx/xx/xxxxdue to water. Claim check was received and will be getting it endorsed. As per comment dated xx/xx/xxxxborrower called for receiving initial letter that mentions monitored claims and disbursements. There are no comments that indicates if the repairs are completed or 100% inspection.  The damage repair amount is estimated at $xxxxroperty repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account and said had some other bills which came up that caused delay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981283	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in fully verified. Transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009959	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated did payment online in the amount of $xxxxand January payment will be made on 01/05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to letter received dated xx/xx/xxxxand servicer advised payment was posted on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971223	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment and was on a medical leave unpaid lost $110000 of income. Borrower said gets paid monthly on 26th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001272	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand provide confirmation number. Borrower also asked about the status of ACH. Advised after 3 months, will resume in the month of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971217	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about payment made in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961180	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009946	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to set up bill payment with borrower bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009944	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to request payment options, agent advised of ways to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment. Call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and request the closing disclosure to be sent by mail. Servicer advice the documents was available in documents hub.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed xx/xx/xxxx  Bankruptcy case# xxxx, Chapter 7 was filed on xx/xx/xxxxand was discharged on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961177	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304971206	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanting a deferment and does not get income tax and owe ever year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009938	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand provided confirmation number. Borrower inform reason for delinquency as surgery in December and fell behind on payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made a payment by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918551	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about late charge on their account servicer advised amount of late charges $xxxxand also advise can waive one late charge for the life of the loan if borrower wants more to be waived would need to written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and verified the property address along with SSN#.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981243	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower promise to pay full amount due in the amount of $xxxxfrom auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991155	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to schedule payment for $457 on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated xx/xx/xxxxborrower reported damaged property and filed a claim.
As per comment dated xx/xx/xxxxclaim check was sent for endorsement.
As per comment dated xx/xx/xxxxloss draft claim check was mailed out.
however no evidence of damage being repaired or 100% inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009920	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower about their inquiry. Advised them to contact the bankruptcy department during business hours. The borrower was upset and said there's always a long wait time. The call got disconnected before it ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  As per the comment dated xx/xx/xxxxprior bankruptcy found:
Case #xxxx under Chapter 7, filed on xx/xx/xxxx and received a standard discharge on xx/xx/xxxx
Case #xxxx under Chapter 7, filed on xx/xx/xxxx and received a standard discharge on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated have received multiple statements with different amount but wanted to confirm payment due advise current amount due but xx/xx/xxxxpayment made for xx/xx/xxxxpayment pending to be returned made payment for xx/xx/xxxxfor $xxxxent advise returned fee may be charged and xx/xx/xxxxalso confirmed automatic clearing house set up will need to make a december payment manually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of  the account and about assistance options as was informed the account is current and borrower said mentioned as reduction in income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk with borrower to advise on due $xxxxand asked borrower how they are making payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated reason for delinquency as life and declined probing questions and declined for loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and payments as said could not agree to the promise to  make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated that passcode of 6 digit was never received for online access. Borrower also inquire for online access. Advise to process for login confirmation and can make payment now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in said mom has stage 4 cancer and since april borrower had to take off for work for mom appointments and to take care of mom.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and sated that will make payment. Borrower was waiting on reversal payment that was received today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower over the phone. Payment of ₹1541.97 was posted on xx/xx/xxxxorrower didn’t confirm the January payment. Advised about repayment plan options, but borrower wasn’t sure if they could pay extra at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971159	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and was transferred to bankruptcy department for the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about account. Borrower said that account is up to date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001215	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in requested for start to get statement. Advise to submit request in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in had leg surgery off work for two months. Inquired about setting up draft when back to work explained can do online or mail forms. Borrower stated will do online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in advised late charge. Borrower gave permission to contact in 7 days if anything changes on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called and confirmed by email. They made a full payment of $xxxxtoday, covering September, October, and November. They also promised to pay $xxxxonline for December on December 12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304971141	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated why is receiving call two days after the due date, said do not wants call and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated xx/xx/xxxxdamage identified and date of loss is xx/xx/xxxx Claim classified as non monitored. Claim check endorsed and return check amount $236,751.00. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961115	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to  make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991109	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquire about number to call make the payment. Advised number. Also advised no fee for making phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001193	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called in and call has been transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and refused to provide the reason for RFD and said it is irrelevant. Borrower paid online in the amount of $xxxxon 09/12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001190	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941107	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in ready to make payment stated hardship has been resolved and does not want to keep the property and discussed about the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Comment dated xx/xx/xxxxindicates a there was a damage to the property due to roof and leaks under the home. Comment dated xx/xx/xxxxindicates due to high deductible has to pay most of the repairs out of pocket for the damage home. There is no indication of 100% inspection were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated as unemployment . Borrower does not want loss mitigation package. Borrower one mentioned as reason for delinquency as lost job and only borrower two is working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  BK case#xxxx ahs been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304961104	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for refund and informed doesn’t have money right now and will pay after buying milk, bread, and eggs. Borrower said it's a silly question to ask about the refund and mentioned there's nothing outstanding.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called inquire on refinance. advised not a HELOC loan. updating mailing address with authorization stable way.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked with borrower inquire about skipping xx/xx/xxxxACH. Requested sent to supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in with queries on autopay to be setup on 30th each month servicer advised to setup for 25th of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981183	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  Judgment was entered xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304991080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to discuss about current loan status and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951049	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated excessive obligation and spouse was out of work for 2 years. Borrower 1 started 2nd job as cost of living started to increase and hope to close by 07/10 in the amount of $xxxxonline or sooner, July payment hope to do it end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304930699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001174	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on xx/xx/xxxxindicated the property is in a FEMA disaster area declared on xx/xx/xxxx No property damages reported.
304941089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised will make January month payment online within 15 days and February month payment by xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding online account access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment and also stated about their hardship is due health issue due to payment delay. Borrower payment schedule in the amount of $xxxxfor xx/xx/xxxxand provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001173	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001166	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanting to make payment but wanted to dispute credit reporting, advised needs to submit written dispute to research.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment xx/xx/xxxxcredit dispute was raised by borrower and the same has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961073	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about the loss draft claim check endorsement issue. Servicer transfer the call to loss draft department Servier advice the new process and send the letter to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated xx/xx/xxxxindicates property was damage due to hail and borrower file the insurance claim. Comment dated xx/xx/xxxxindicates claim check for $16374.01 was send for an endorsement and pending for processing. Comment dated xx/xx/xxxxindicates loss draft claim check was mailed out. No evidence of 100% inspection completed.  The damage repair amount is estimated at $xxxxroperty repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961068	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in for decrease in income. per borrower 2 confirmation payment was made. Advise to allow 24 hrs to post borrower request to speak with insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Comment dated xx/xx/xxxxthe date of loss is xx/xx/xxxxas basement flood occurred. Per comment dated xx/xx/xxxxloss draft check received for pending processing in the amount of $xxxxPer comment dated xx/xx/xxxxloss draft check received for pending processing in the amount of $xxxxand check was forwarded for endorsement. Check was endorse and return in the amount of $xxxxand requested check to be sent to another address but was not signed. Comment dated xx/xx/xxxxloss draft check was mailed out.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number. Borrower also inquired about loan modification and homeowner assistance fund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941068	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called to confirm payment was received which was sent on xx/xx/xxxxin the amount of $xxxx
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  There was an ACDV dispute which was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951021	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about loss draft issue and check needing endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment dated xx/xx/xxxxindicates that subject property had some damage due to water leakage on xx/xx/xxxx Comment dated xx/xx/xxxxindicates that the claim check sent for endorsement and returned to the insurance company. Comment dated xx/xx/xxxxindicates that the check in the amount of $xxxxreceived and mailed back out on xx/xx/xxxx However there was no evidence of 100% repairs inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304991048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to setup auto payment. Borrower has April payment of $xxxx Borrower will make May payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304951016	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment and advised May will auto clearance house on 05/13 and states issues with direct deposit.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates there was a credit dispute in the file regarding current balance and past due amount and the dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxalso inform the reason for default as unexpected expenses. Also draft the payment for xx/xx/xxxxfor $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001149	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called for loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised they will make payments in amount of $xxxxon xx/xx/xxxxand $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx  Bankruptcy was closed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called abd inquire on modification. Borrower two has payment difficulties. Inquire about the deferral payment or other payment assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and promised to pay $xxxxon 11/28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981157	3	[3] Loan is in Foreclosure [3] Title Issue -: Other	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Coborrower called stated couldn’t pay online and requested payment options. Servicer advised on Payment by phone, maxxxxnd bill pay methods, and to ensure timely payments. borrower agreed to a Trial payment of $xxxxand was warm transferred to a representative. And servicer confirmed payment inbound calls noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated xx/xx/xxxxthere was evidence of title issue due to state liens.  No evidence of resolution found to resolve the title issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised that they will make an online payment in amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981152	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  Comments indicate previous chapter 7 bankruptcy filed on xx/xx/xxxx case number xxxx, discharged on xx/xx/xxxxand closed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304941047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding that borrower is not able to pay more than monthly mortgage payment and June payment will be paid on 08/9 through online and was set up auto draft online went in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx  Comments indicate previous chapter 7 bankruptcy filed on xx/xx/xxxx case number xxxx and discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981145	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment related and spoke with authorized third party related to payment for February and March confirmation and also borrower is fell behind and advised repay plan not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comment dated xx/xx/xxxxstates there was a house fire in 2020. There is no evidence of repairs were started, and repair inspection was completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about how to make a payment online. Servicer confirmed with website and walk through making 1 payment and advise once complete they will get payment confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304941036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about xxxxted foreclosure status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918452	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxalso stated the reason for default as family matter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304971070	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to bankruptcy department. Inquired about making payment via bill payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918451	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated cannot make a payment until 9/3. Borrower promised to pay in the amount of $xxxxonline for Aug.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and gave authorization and was informed about the account details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and to make payment and mentioned due to medical issues late for payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304961013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to request to remove bankruptcy verbiage off the statement and agent advised to submit request in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry on online access. Advised of site issues to try later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower  called in to check the status of the account and wat to waiver for late charges as one time courtesy waiver given for late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Agent informed payment was return and unable to locate account. Borrower did get a late fee offered to waive late fee. borrower agreed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding due amount. Verbal authorization provided to family member.  Advised no POA for this account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Authorized 3rd party stated that wasn't trying to make a payment online but was not receiving thexxxx code. Advised authorized 3rd party are awere  of the issue with the email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in regarding payment in the amount of $xxxxand advised to allowxxxxiness days for the payment to clear.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower regarding account past due. Borrower stated was not aware. Advised loss mitigation option to the borrower, borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and stated loss of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305001074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower made a December payment of $xxxxthrough BillPay on December 18. The January payment will be made by the 15th, also through BillPay. The borrower has filed for Chapter 13 bankruptcy, which does not include mortgages.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and also scheduled a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940982	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to schedule payment for $xxxxon xx/xx/xxxxand stated will pay online $xxxxon xx/xx/xxxx $xxxxon xx/xx/xxxxand $xxxxon xx/xx/xxxxand reported illness as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304930583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand stated made payment on xx/xx/xxxxservicer advised payment was returned due to wrong bank account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated will make payment and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001072	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to get an access to loss mitigation portal and reported property as owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304981084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to do payment. Borrower stated hardship was related to loss of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower asked about making a payment for the 27th, but payments can only be scheduled up to 4 days in advance, including any grace days
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930577	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding did not want to opt in for loss mitigation assistance and informed can optout coded loan 401 entered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304990956	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower working with loss mitigation. Borrower made payment and agent provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comment dated on xx/xx/xxxxProperty was damage due to tree fall on roof. On xx/xx/xxxxBorrower received check for roof repair. Property was damage on xx/xx/xxxxdate of loss). Roof was damage due to tree fall due to wind. On xx/xx/xxxx$xxxxinsurance check received. xx/xx/xxxxBorrower inquired about claim check status. Agent stated check mailed out on xx/xx/xxxx There is no indication of 100% inspection completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304970998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to confirm the payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the online access issue. Agent advised that to start the cell phone wifi, since there was no internet connection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and fully verified and transferred call to collections department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired on online access and was able to log in and make payment and no assist needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and informed that made the payment on the account for $$xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer talk to borrower however stated driving and not able to speak. Borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrower paid by phone in the amount of $xxxxon 04/05 and provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940956	1	[1] Legal Description Issue - Mortgage contained incorrect legal and actions have been completed on a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the online payment in the amount of $xxxxon 6/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Legal description issue has been reported for title.  Legal description issue has been reported and which was resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940954	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called stating that borrower received approval trial modification agreement, 05/25 to 07/25 amount of $xxxxopened task advised how trial modification works. Borrower wanted to paid by phone but can't to certificate funds only. I provided out mail address. Borrower stated due to having to travel for work is what caused borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304960959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated that doesn’t understand why the bank info was incorrect and using the same account as always. Servicer mentioned automated clearing house is set to start in June. Borrower shared that family member recently passed, which is the hardship. Requested to postdate 04/15 and 05/15 payments totaling $xxxxfor 05/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950917	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and to make payment also looking for the payment options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304960948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment online and stated they get paid xxxxy. Borrower stated they had some other bills and obligations that caused delay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called stated promise to pay online on xx/xx/xxxxamount of 672.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981052	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower advised April payment will be mailed on 5/1/25. Right party contact confirmed, fully verified, disclosure given, property is occupied. Borrower declined pay by phone fee and will mail payment. Servicer advised of grace period before late fee applies provided loss mitigation phone number, hours. Borrower also inquired about loan and transferred to Department after full verification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk to borrower regarding they live on the property. Agent informed borrower they are current and received in the mail and asked if they can disregard it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and requested the skip payment for this month. Advise unable to stop the payment as it is already scheduled would need to talk in bank otherwise payment will be default if the funds is not available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990922	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates a there was a evidence of property damage. Comment dated xx/xx/xxxxindicates a claim check has been endorsed and return. There is no evidence of 100% inspection were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305001026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304981039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired as not able to login into website. Advise the user name issue and borrower one can resent username by clicking on forgot username.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304990914	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account and said will accept the trial payment in verbal and borrower wife gave the bank details for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated indicate that there is a damage to the property and no evidence of 100% inspection done or  repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940908	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower discussed about payment options advised do not allow bi weekly payments ort partial payments
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates a late fee dispute. Comment dated 5/8/2024 indicates a late charge has been waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and make the payment for $xxxxalso stated the reason for default as lost the income and trying to get caught up with payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304960932	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry about statement which was not received. Advised if not received by xx/xx/xxxxcan request for another copy to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Bankruptcy plan was confirmed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009745	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in regarding the partial payment sent in the amount of $xxxxand which is showing under suspense and borrower sent another payment of $300 to make payment but the first payment was applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  There are 2 bankruptcies filed chapter 7 with case #xxxx filed on xx/xx/xxxxand discharged on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxby phone and provided confirmation number. Borrower stated that they were not aware that payments were not made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960921	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made a trial payment in the amount of $xxxxreceipt has been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940895	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and needed to make a payment. Call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Plan confirmed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in discuss about funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to know status of payment and stated they made 2 payments and one payment was supposed to be returned back and agent transferred the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and said unexpected medical expenses as account late and made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940881	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxnline and offered total amount due. borrower advised that they scheduled a payment of the 13th in the amount of $xxxxonline. Agent advise borrower that they will note the act.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918315	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand reported reduced income as reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009727	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding to set up an online payment and will make the payment and borrower is now working less making $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they paid January payment and will pay Feb payment and also stated they will try to make payment on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment initiated and verified received email consent from borrower to email and
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk to borrower and stated payment was set up and advise of balance mount agent asked borrower how they are going to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950862	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on Automated Clearing House confirmed received and inquire if enrolled Inch auto payment. Advised show no longer enrolled. Advised show inactive ACH auto payment letter sent in Nov.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated on xx/xx/xxxx Credit dispute has been resolved. No future question found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009718	3	[3] Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution [3] Foreclosure processing has been delayed. [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called regarding status of loss mitigation application sent. Agent asked if documents received. Person said will work on the documents and send back as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  Service was completed xx/xx/xxxx  The current foreclosure is delayed and the delay/obstruction reason is current foreclosure contested.  The next projected foreclosure step is judgment.  Contested matter filed on xx/xx/xxxxcontested matter not yet resolved. Also, foreclosure is on hold for loss mitigation from xx/xx/xxxx
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with the borrower and transferred the call to the Bankruptcy Department. Verified all details. Call was transferred to X6731. Borrower needs to make a payment. Waited 2 minutes before transferring the call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918306	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and gave verbal consent to speak with authorized third party to make the payment in the amount of $xxxxdated xx/xx/xxxx  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Bankruptcy chapter 7 terminated on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment. Advised do no see it pending on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to set up ACH and made payment to bring account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000962	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised promise to pay $xxxxand tried to offer collection repayment plan and stated and at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000961	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxwith confirmation provided and agent advise to allowxxxxiness days for the payment to clear bank. Agent advise on skip June autopay payment. Borrower inquired on having payment go through right way and agent advise 2 business days on bank side.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304930476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to bankruptcy department to make the payment. Advise hours of operation and to call back tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about grace period. Servicer advised due date is xx/xx/xxxx To avoid credit bureau reporting, payment must be made by xx/xx/xxxx(within 30 days).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940845	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930464	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, Borrower stated that intends on filing bankruptcy. Advised to the borrower loss mitigation options, borrower declined. Borrower made payment by phone in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and borrower made payment in the amount of $xxxxonline today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970896	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding inquired on yearend went over the statement and will be mailed and advised will be mailed by xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower regarding payment due and borrower stated that the website does not work hence not able to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950830	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of loss mitigation as received letter last month in regards forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  As per comment dated xx/xx/xxxxborrower reported property damage due to fire.
However no evidence of claim filed or damage being repaired or 100% inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950828	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquire about fraudulent letter. Advised can disregard. Advised borrower that account is due for May also advised about late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke to borrower made the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and promised to pay online on 9/13 in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950819	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrowed called in to make the payment for $xxxxd servicer provide the confirmation number to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304990825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the Automated Clearing House payment updated. The agent replied the mail was received and process concluded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000922	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding modification denial. Agent advised that borrower could send in appeal letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  Service was completed xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated having trouble getting online to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk with borrower to advised on final amount due and borrower stated they might be able to make a payment of $xxxxand they are paid xxxxy. Agent offered loss mitigation and borrower wants loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower. October payment of $xxxxmade online on 10/27. Standard ACH setup is in place. Advance ACH will start in December. It's okay to call back within 7 days and to send an email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment and request for change in address. Borrower paid by phone $xxxxschedule on xx/xx/xxxxand provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment as borrower was upset on ach.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and mentioned hardship as medical bills. Borrower can make payment on 04/24. Borrower one inquire on modification. Advised borrower has to fill out a package on the portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower made payment for February and provide confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that the payment for the March will be made on 05/02 in the amount of $xxxxrrower get paid weekly/fridays.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower is divorces and does not live in the property anymore, gets paid bi weekly because of which have difficulties in making the payment. Will speak to borrower 2 about it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding they will make payment in the amount of $xxxxon xx/xx/xxxxand April payment on 9th or 11th. Borrower inform reason for delinquency as car issues. Borrower does not want loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000898	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980902	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay online in the amount of $xxxxand identified as theft issue so had to close the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment dated xx/xx/xxxxthere is an water damage occurred and date of loss is xx/xx/xxxx Comment dated xx/xx/xxxxcheck being sent for internal endorsement and retured in the amount of $16276.49. Comment dated xx/xx/xxxxloss draft check has been mailed out.
However there is no 100% inspection or repairs been done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to change bank account for automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about not receivingxxxx passcode for online access. Servicer apologized and advised to try again later today also offered pay by phone but borrower declined. Confirmed email address provided by borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970825	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment history and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940762	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for phone to pay with amount of $xxxx no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is MFR filed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  A motion for relief was filed xx/xx/xxxx  As per comment dated xx/xx/xxxxChapter #7, filed on xx/xx/xxxx Case# xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for May payment of $xxxxon xxxxd Requested to waive late charge of $xxxxrvicer advised waiver not guaranteed. Borrower couldn’t verify last 4 digits of bank account, said will call back to make payment also mentioned automated clearing house was set up 3 weeks ago.  Servicer advised it may take 1–2 months to process. Borrower concerned automated clearing house might not go through. Servicer advised to check and make manual payment if needed. Borrower was upset and disconnected before call could be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990758	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment issue and mentioned there was job loss hence unable to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The comment dated xx/xx/xxxxstates the damage is considered and non monitored claim is raised and they received the check from insurance company for $xxxxand $xxxx recevied and the total loss estimate is  $xxxx per the comment dated xx/xx/xxxxthe claim check is endorsed and return. However much information is unavailable about the repairs and method of damage or what is damaged.  The damage repair amount is estimated at $xxxxroperty repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and promised to pay online in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called for payment. Customer stated will make an online in the amount of $xxxxby cutoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960758	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and borrower said does not want to go through insurance also explained about forbearance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicate that there was a fee dispute raised by the borrower and was resolved  and responded by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment xx/xx/xxxxdated indicate that there were damages to the property due to natural disaster and some fencing were down also lost some shingles  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950739	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay $xxxxonline yesterday and stated will post to loan Monday. Borrower lost their job but back to work no assistance needed. Borrower does not want loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970805	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called regarding loss draft related and payment related, questions related loss draft and insurance will not provide a letter reissue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates there was damage on the property and date of loss on xx/xx/xxxxComment dated xx/xx/xxxxstates loss draft and claim check received and dated xx/xx/xxxxcheck amount was $xxxxere was no evidence of repairs were started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they will make payment today and informed reason for delay is due to illness in family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made payment online in the amount $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a December payment and advised of all loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970795	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950719	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Called borrower and stated make an online payment on 05/16 borrower still make the 05/19 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent advised borrower about delinquency notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and make the payment for $xxxxand stated will make another payment on xx/xx/xxxxbut was not sure. Also inform the reason for default as lost job for 2 or 3 months and back to work now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding ACH auto payment confirmation. Advised for the ACH enrollment. Borrower stated that payment made just through the collection department to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment by phone in the amount of $57912 and stated prior reason for delinquency as income reduced as borrower was having part time hours and had to take leave for family Servicer advised of repayment plan and January payment was posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980840	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wants to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment for $xxxxand scheduled payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand stated will $xxxxon xx/xx/xxxxand will make another payment by xx/xx/xxxxfor $xxxxand reported reduced income as reason for default and stated had a death in family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970778	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxxand xx/xx/xxxx indicated the property is in FEMA natural disaster property address lies within disaster declared zip code for 47xxxxlinois. No Damages were reported.
305000821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the western union code, agent provided the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated payment was already sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304980821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment related and no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930343	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and reported fraud and issues with update, provided email for dispute documents, borrower plans to pay $xxxxon 9/8 and $xxxxon 8/18 via bill pay, cannot access funds until 8/11, receives disability, declined to share income or accept loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to confirm account status and to make a payment. Borrower was provided requested information and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to borrower regarding loss mitigation assistance, Borrower not interested. Borrower will pay payment for the month May online on 06/16 in the amount of $xxxxand for June in the month of July before 16th in the amount of $xxxx Borrower also stated about their hardship is due to car accident, excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment posting inquiry and agent advised funds were received and put in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower schedule payment for 09/05 in the amount of $xxxxand for 09/05 in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx  Bankruptcy chapter 13 Case #xxxx filed on xx/xx/xxxxand discharged on xx/xx/xxxxLITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand wanted to setup autopay for October and November month payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Bankruptcy Chapter 7 Case #xxxx filed on xx/xx/xxxxwas discharged on xx/xx/xxxxPrior to that bankruptcy chapter 13 Case #xxxx filed on xx/xx/xxxxwas dismissed and closed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304960677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009556	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and borrower inquired about loan and made online payment on xxxx25 and for reason for default stated have no idea.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower stated that been going through cancer treatments and promised to pay withing 15 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with the borrower. Confirmed payment of $xxxxwas made via Pay by Phone. Advised it may take 1–2 business days for the payment to clear the bank. Payment is considered effective as of today xx/xx/xxxxBorrower asked if the February payment was returned. Advised yes, it showed as returned as of yesterday xx/xx/xxxxInformed borrower they can make a payment using Bill Pay, Check, pay by phone, or Online. Borrower chose pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  As per the comment dated xx/xx/xxxxborrower filed for Chapter 7 bankruptcy in the xxxx on  xx/xx/xxxx under case number xxxx. The court gave a standard discharge on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called customer regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment. This is May payment requested to set up ACH set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the delinquency and mentioned they are having excessive obligations due to which they are unable to make the payment. Agent provided the loss mitigation options specifically offered repayment plan but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated they did not realize they were 30 days late till checking credit account and thought made was made last month to which agent advised unable to remove credit rating and will need to dispute credit bureau Borrower promise to pay online date 04/08 for 460.34 and 04/16 for 438.42 will be made by 28th April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000758	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment returned and mentioned forget about payment when asked about affected financially.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates there was a fee dispute identified due to late charge fee and waiver granted. The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980768	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated made a payment in the amount of $xxxxonline on 11/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990645	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated reason for default is excessive obligation. Made payment and June will be paid on 30th. Requested to waive late fee. Advised can waive only one late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930266	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower stated cannot pay till 6/15 and cannot talk now in meeting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment and wants to know communication set up for statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304990635	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment online also informed about delinquency reason. Borrowers make payment online in the amount of $ 1617.14 for 09/10, 11/24 & 12/24 by the 6th. Borrower stated that they are unemployed and started new job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about online payment and agent advised do not show anything pending or scheduled per the web payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding unable to register and advised already register and to follow forgot username to login.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Previously case was filed on xx/xx/xxxxhaving case # xxxx in chapter 7 and discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950620	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and agent transferred the call to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment pay by phone in the amount of $xxxxand stated reason for delinquency as out of work since December was able to get funds from 401K to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxfor march plus fee online,$xxxxfor April and $xxxxfor may payment. Agent advise hardship assistance and borrower does not want loss mitigation package. Borrower inform reason for delinquency as lot of expenses dealing with medical.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire how to register online. advised the online site address and borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they were off from auto draft payment and forgot to make the payment servicer provide the website to make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding partial payment. Borrower opted autopayment. Borrower would just need to make full payment by 16 of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower. They missed the November payment and didn’t know about it. They used the money for other expenses. Offered a shoxxxxloss mitigation. Promised to pay $500 on 01/11 through BillPay, and another $xxxxon 01/26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and stated that the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxx Also inquired about the loss mitigation assistance. Servicer advice for the loss mitigation assistance loan needs to be delinquent. Servicer advice there are multiple variables. Borrower confirmed that they will go and access the online application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and said cannot make payment this month as other obligations and was advised about the available options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000698	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called regarding reason for default due to knee surgery in Juxxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304950591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment due date. Agent provided the due date and the amount to be paid. Borrower inquired about auto deduction, agent informed it was deleted due several reverse payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940615	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to confirm the mailing address and make payment and agent transferred the call to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired about other loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called the borrower. The borrower changed from STD to manual draft. A payment of $xxxxis scheduled for xx/xx/xxxx Another payment of $xxxxis planned online for xx/xx/xxxx An automatic draft of $xxxxis set for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated they believed a manual draft of $xxxxwould be made for December, but the task was closed on 1/9/25 without funds being taken, and borrower declined assistance, a meeting, and confirmed they want to keep the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and borrower said they are paid every week and stated reason for default as they forgot and there is no hardship. Servicer advised for loss mitigation options and borrower declined those. Borrower confirmed for payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980690	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and borrower stated They made multiple online payments totaling $xxxxand have plans to continue making monthly payments; borrower believed payments would be auto drafted, Servicer provided loss mitigation options, but borrower declined loss mitigation options and was advised the loan is at risk of foreclosure due to no application being submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304918073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and said paid biweekly as will catch up with the account as father is sick and taking care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960598	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $500 and reported unemployment as reason for default and stated hardship is resolved and has a new job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304960597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960596	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked to borrower to verify documents and advise on received documents working on completing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxand xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304970662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they will make payment online on 3/28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940607	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918063	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform other borrower take care payment and will call back for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930182	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment online in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding late payment reflected on credit report. Advised to the borrower April payment was not until xx/xx/xxxxso reported delinquent. Borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on not being able to log into website confirmed web and advised need to regarding before login advised do not show that there is an online profile set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they never received 6 digit passcode for online access and agent advised code sent in delay due to system error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to cancel the ACH over the phone. Agent processed the request and advised to wait for couple of days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxalso provide the confirmation number to borrower. Also, borrower stated they are not able to make the payment online due to website issue and servicer advice there is technical issue, and the IT department is actively working on resolved the issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called borrower for payment and the payment was made in the amount of $xxxxfor 04/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304980659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding not sure why payment returned have to look into it and promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized 3rd party stated that they made 2 payments by ACH to which agent transferred the call to customer service for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304980656	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a June payment and advised the next payment due onxx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make sure that loan is current and payment due on xx/xx/xxxx Borrower will be making online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated had car problems and still not get fixed. Borrower get xxxxy paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970631	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304918033	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made stipulated payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940553	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment and no fee confirmation and borrower wants to make a payment. Call transferred to bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked with borrower advised final amount due. Borrower was unaware that payment not made yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940549	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on status of agreement letter. Advised, agreement is in preparation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304930123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower promise to pay $xxxxonline by 12/07 for November and $xxxxonline by 12/19 for December payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940545	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in regarding to make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950512	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment. Stated get paid biweekly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates notification of damage to property. On xx/xx/xxxxLoss draft check received processing is pending. Adjusted report completed. On xx/xx/xxxxloss draft mailed out with QM114 letter. No inspection result provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960537	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower made payment online in the amount of $xxxxand stated medical expenses starting in May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Property damage was reported with DOL ofxx/xx/xxxxand claim is under process.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding promise to pay and stated borrower work was slow from the last 3 months and income reduced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940538	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009427	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding requested mailing address and call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940535	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in needs to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917995	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on xx/xx/xxxxindicated the property is in a FEMA disaster area due xxxx declared on October 11 2024. No damages reported.
304917990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009423	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called requested to set up ACH on the account. Advised no autopay facility available. Account in bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Comment dated xx/xx/xxxxindicates the Bankruptcy is performing under plan. No further details available on Bankruptcy Case or Chapter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called to inquire about an increased payment and was advised it was due to flood insurance and escrow shortage; flood coverage was found insufficient, and they were asked to submit a new declaration page to remove lendxxxxd insurance. Borrower plans to make payments for March and April but was unaware of the change and also declined to set up an arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated will make payment online onxx/xx/xxxxand will make another payment on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and borrower completed payment by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment related and automated clearance house offered short loss mitigation received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called in with questions regarding to the motion for refile. Borrower was provided with the email address to send in a request in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was advised of payment misapplied on xx/xx/xxxxand agent also stated correction to take place is 5 business days. Borrower requested principal payment dated xx/xx/xxxxbe applied towards May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304990494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to requested to set up auto clearing house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower made payment online in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and informed that payment was made by phone in the amount of $xxxxfor xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer informed that lived in property and stated upcoming payments will be done on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they made payment and account should be current and borrower also stated they don't need loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940493	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called to request setting up a repayment plan. They want to pay $xxxxupfront and then $xxxxevery month from July to November 15 and the amounts mentioned are FAD $xxxxand pay by phone $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009398	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired about modification also follow up on deferral which they think they received and inquired on negative credit reporting. servicer advice to send the request for review and email to research department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxindicates borrower raise the credit reporting dispute. Comment dated xx/xx/xxxxindicates verify the borrower account and update the account status as current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated xx/xx/xxxxindicates property was damage due to hurricane the roof was damaged due to tree falling also lost the electricity and other cosmetic damages such as paint and garage door. also, borrower paying for the repairs from own pocket and borrower was not InTouch with the insurance company. and no evidence of insurance claim filed, and 100% inspection was done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304960483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand schedule payment for $xxxxon xx/xx/xxxxand promised to pay for March on 03/27 online and reported excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand also inquired about last payment received servicer advised last payment was made online on xx/xx/xxxxand nothing for July and assisted borrower to schedule multiple payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower regarding payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment. Stated will be late also paid. Borrower was unemployed for past 2 or 3 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made online payment of $xxxxand said will do the march payment on the app online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930047	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the trial payment plan. Agent replied that the payment plan is completed and they will be sending the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower stated will have pay $xxxxonline today. Borrower loss the job last year working now but had other no date for 05/10 will apply for loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized 3rd party called and pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and confirmed a payment of $xxxxfor March and April and planned to pay May by xx/xx/xxxxeclined loss mitigation assistance, and explained delinquency was due to spending $10,000 on a car and being out of work for two weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940468	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding request reaffirmation agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about the reason for default as excessive obligation and was not able to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and make payment said due to excessive expenses causing non sufficient funds in the bank also informed about the website as borrower would like to make one payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304930026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304930024	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on online access.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 12/2/2023, late charge dispute identified which has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired about waiving late charge. Agent advised fee waived and sent letter and it will be mailedxxxxsiness days. Borrower inquired on payment status. Agent advised payment was not received through online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for the general account information and agent provided it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980526	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower spoke about documents received and inquired about cashier's check being requested with documents. Agent confirmed its for payment per the agreement 06/01 and $xxxxbeing applied to the recording fee and a portion of that payment per documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304960456	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to pay by phone for $xxxxand no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000515	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay $2000 and thought was on auto pay and stated they travel a lot and bever check their bank account. Borrower also pays other bills and wants loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding payment. Borrower made payment $xxxxfor 11/14 and provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960443	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower required to cancel the ACH. The agent advised about the TAT and also the average grace days for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304930007	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquiry on paper work from attorney was received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Onxx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the reporting occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304950420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called out regarding impact of CA fires. Borrower stated not impacted by it. Made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990430	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and decline loss mitigation option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower paid by phone in the amount of $xxxxand provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower wants to make a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000480	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower promised to pay the May, June, July, and August payments totaling $xxxxonline by August 1st. They explained that husband lost job and they have other bills. Borrower plans to make payments on the 1st and 15th of each month. and exploring leaving a message, alternative income sources, and getting advice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to confirm account status and to make a payment. Borrower was provided requested information and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquiry on online access and stating it is not allowing to sign inquiry and discuss about the general information on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower haver being the payments in bank since March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower requested a credit correction for January 2025 due to issues making payments on the website, was advised to email an explanation with the signed request and loan number, informed of alternative payment methods and that no fee applies to their loan, and discussed late payments and future options. Agent discussed loss mitigation option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and requested to xxxx $xxxxon 12/19 for November and December. Also, setup January ACH, agent advised on collection activity and credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940396	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960401	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment amount of $xxxxand advised to allow business days for payment to clear and borrower was transferred from customer and verified inquired on payment and stated had made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980476	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called and was informed that they owe ₹892.33. They want to make the payment by transferring it to Bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  As per the comment dated xx/xx/xxxxprevious bankruptcy was filed on xx/xx/xxxx case xxxx525, Chapter 07, discharge, close details are not available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower confirm that hardship was related to excessive obligation due to spouse unemployment. Borrower made payment $xxxxfor xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929963	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called back to know what exactly is needed and agent advised to send actual statement for the account and not the transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  Service was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and borrower made the payment only in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated they made payment in the amount of $xxxxpay by phone xx/xx/xxxx But the payment processed was cancelled due to Discover loan, so agent placed the call on hold to transfer to discover representative and the call got disconnected before the transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and inquire about payment stop as advise need to check with the bank as made payment online want to cancel.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay in the amount of $xxxxfor January payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950367	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated that hardship was due to illness of family member and have been out of work in the last year. Borrower stated that they made a payment through BillPay in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of 4614.56 and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304917843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment plan and advised will refer to payment specialist, did advised borrower unable to skip draft due past date and payment will still draft for june.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980435	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to bankruptcy department. Made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for the month of April. Advised to do online payment, unable to accept the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000409	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding inquired payment amount due date and advised due for 2/8/2025 in the amount of $xxxxand advised of amount due with late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009297	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, Borrower stated that payment made by phone in the amount of $xxxxtowards May and June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired about making payment. Advised will transfer to payment specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000406	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and paid in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990345	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand schedule payment for $xxxxon 06/20 and promised to pay July payment on xx/xx/xxxxand reported excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000387	2	[2] Loan is in Bankruptcy [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make a payment and call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The loan was reaffirmed on xx/xx/xxxxand this a chapter 7 asset case and the trustee abandonment is pending.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960354	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about payment in the amount for month of April 2025.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a May payments and non sufficient funds in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower promised to pay in the amount of $xxxxon 12/31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and said was  set up for the auto draft already.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917809	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to forbearance plan and advised they want to start making payments from the following month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980408	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Comment dated xx/xx/xxxxindicates bankruptcy chapter 7 was discharged without reaffirmation and it was reviewed and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated reason for delinquency as payment plan with one installment of $xxxxwas created and scheduled for xx/xx/xxxx but the payment was returned possibly due to incorrect account information, Servicer reprocessed with confirmation #8309330 and marked delinquent for reason code 027, Borrower granted permission to contact credit bureau and a new plan of $xxxxadded ending xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to skip ach auto payment draft xx/xx/xxxxand advised made 1x payment scheduled for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment for April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970379	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired about payment received. Servicer confirmed the payment was received for April which was made on xx/xx/xxxxservicer provide the confirmation number to borrower. Borrower stated they only see the payment was went back. servicer advice to wait for 1 or 3 business days to clear the payment. Borrower wanted to make the payment for $xxxxalso ask to cancel the payment which made on xx/xx/xxxxthey stated they have made the payment on xx/xx/xxxx also stated the reason for default is excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxindicates borrower raise the ACDV dispute for the statement was not printed timely and negative suppression placed. Comment dated xx/xx/xxxxindicates verified the borrower account information and update statement with the date of last payment received
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950292	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in will pay payment on online on 7/20 in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009255	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the account status. The agent transferred them to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960309	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to bankruptcy department. CTI is down currently.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx2.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower asked how to get a copy of note, told it can be sent by email or fax. They said will try to find the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304980363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment was returned due to unable to locate said the representative that did the payment was needed to rep sexxxxo wants to say pbp information correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917771	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower advised June payment in amount of $xxxxwas made on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a may payment onxx/xx/xxxxin the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970356	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was unable to complete verification due to an emergency, disputed payment status of $xxxxdue by 02/14, refused to verify mailing address, and stated they would check records before making an online payment. Agent advise records shows no payment was made in December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding April month payment is pending and inform loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower regarding they have completed payment in the amount of $xxxx and provided confirmation number and agent advise to allowxxxxiness days for payment to clear.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304970346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower advised March month payment in amount of $xxxxwas sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account as said paid xxxxy and was hospitalized and was advised about owe for 3 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payments, stated they made an online payment of $xxxxfor 03/01 and 04/01, mentioned a possible $29 suspense amount, and stated reason for delinquency as a failed investment affecting payment timing and requested auxxxx setup, Servicer advised borrower could resume auto payments once the payment posts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower and borrower made the payments for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding the payment and borrower stated they cannot make payment due to they are commission based and they are not receiving income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929812	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower advised payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304950248	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make payment 1065.74 as of xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower will pay $xxxxby 06/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940257	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and advised need to speak with payment specialist and agent advised they are closed for the day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960270	2	[2] Currently Delinquent Mortgage

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized 3rd party called to make payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute was submitted in writing as executor of estate had made payment which is not applied hence late charge was applied hence the dispute was raised.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929803	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment and call was transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009204	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to loss draft check endorsement and servicer sent the loss draft procedure by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On xx/xx/xxxxthe borrower advised that they will be receiving a loss draft check and inquired about getting it endorsed. The cause of loss and date of loss is not mentioned. There is no evidence of repairs completed, or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment amount and advised to allowxxxxiness days for the payment to clear bank and inquired about on cancelling OTD scheduled for and advised if within 1 hour can cancel payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding assistances does not need LM assistance any longar account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305009194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about the February payment and agent transferred the call to payment specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304970301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay 2060.92 and stated been out of the country for four weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower stated that was out of work due to cancer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower. Standard payment was made yesterday. It was not a full amount, and they didn’t confirm the amount. The call got disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970282	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to know the status of loss draft and status of insurance claim check damaged due to hail and wind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated Borrower informed property damaged due to Hail and wind on xx/xx/xxxxand thy had received check in the amount of $11124. On xx/xx/xxxxLoss draft team mailed received stating check not received. On 06/132024 Loss draft check received and is in process of endorsement. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and inquiring about making a double payment advised about auto draft and payment online is pending and informed about to request a refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940222	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990207	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding receivedxxxx passcode for online access and advised known website issue to gather fixed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929761	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower inquired regarding payment. Borrower made payment and provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929759	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the loss draft check. Agent provided the general information about the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated xx/xx/xxxxthe damage occured due to Hail. The damage is dated July 2024 and it is due to hail. No information is given about the repairs, monitored or non monitored loss.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304980288	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment for February, March. Reason for default stated as marital difficulties. Advised about loss mitigation borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and advised due $xxxxthought was on bill pay then stated would like to make a payment in installment because other bills explained that can take is payment of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970270	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304980277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment amount of $xxxxand advised to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and completed the payment. Borrower not able to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917686	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated they already made payment for May on 05/30 to which agent explained it was not for May hence borrower said will make the payment of $xxxxonline on 06/20.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxx credit dispute was received by the borrower and the dispute got resolved on xx/xx/xxxx
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304990188	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised she was making payments online was not aware payments was not going.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made for April, promised for May. Stated has behind from January, off work for 2.5 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in inquire about loss mitigation on the file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower stated and setup loan on Automated Clearing House , advised Automated Clearing House start in May, Borrower stated did payment online $xxxxon 04/23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990180	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and requested for skip automated clearing houses for the month of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970250	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated they will make payment end of the week or early next week but could not give a date for sure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304950187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding due payment and already paid and logged in 05/01 HRD woman teel it was paid looking for confirmation and received consent from borrower to call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talke to borrower, Borrower paid by phone in the amount of $xxxxand provide confirmation number. Advised it will takexxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917662	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929699	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, Borrower inquiry on making payment. Payment schedule in the amount of $xxxxand provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917647	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009122	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised that working in has industry and bonus has decreased for past 4 years and stated he pics and chooses which bill he's paying on time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment xx/xx/xxxx borrower called in and advised that borrower home was affected by the hurricane he said that they are still living in the home. the home was damage pool cage, and siding and trees fallen.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917641	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and scheduled payment for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940169	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated reason for default is commission changes. Made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding promise to pay online and will go online for view options and borrower is looking for new full time and borrower1 no issues with job also there is no longer savings for November and December bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009117	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that already made the payment account should be current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower raised dispute for the dispute. Borrower made payment but reported missed payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304970222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment for October. Advised due to change so close to due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980225	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized party called from the law firm requesting for the reaffirmation agreement .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990134	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxindicates borrower raise the payment dispute for inaccurate information. Comment dated xx/xx/xxxxindicates verify the borrowers account information and update the payment history.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding took payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960151	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and servicer advised that the last payment was returned. However, the borrower has already submitted a replacement payment to cover it, as their bank account was hacked. Servicer advised the loan is current through xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment by phone in the amount of $xxxxbut did not want to provide banking info to which agent stated they have to provide the banking info. So, borrower said will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Bankruptcy chapter 7 terminated on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304970192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and promise to pay $xxxxon 01/31 promise to pay online $xxxxreason for default loss at work due to family member being sick. Offered loss mitigation provided outside assistance give permission to call bankruptcy within 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970188	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to discuss options on account. Servicer went over deferral and repayment options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding their hardship due to payment dispute. Borrower stated that they are not aware about account is not on auto draft due to payment due for the month of March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding and stated wife had surgery is in recovery will be there for external time. Borrower inquired on option advised borrower of the option deferment and modification and repay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990115	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower answered general questions about auto draft also confirmed due date is the 9th of each month. Call disconnected before closing and survey.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000158	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower owes $xxxxbut can't pay today. They will pay online by 2 PM on April 18. Please add late charges and fees. About six months ago, they lost their job and didn’t qualify for unemployment benefits.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990101	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated will be current by the end of the month. Expecting tax refunds and other funds. Advised about loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower will pay $xxxxon 04/24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990088	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was advised about the forbearance plan details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated indicate that there is a damage to the property due to Wildfire wind smoke also the roof is blown off and no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304950081	3	[3] Environmental Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[2] Environmental Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and informed that property is in living condition and mentioned reason for delinquency as casualty loss. Borrower is now able to make payment and looking for deferment and modification. Advise of the reinstatement/repayment . Borrower one cannot afford and advise of deferment . Borrower stated there is an mold forming in the house and after disaster unable to live over there. Borrower two got promotion and now able to make more funds and no escrow shortage as this is 2nd mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Damage was first noted on xx/xx/xxxxwith mold in the property and property being vacant. Comment on xx/xx/xxxxfurther explains that damage was caused by a hurricane, which left a hole in the roof. This also caused water damage. Borrower noted on xx/xx/xxxxthat the insurance company is suppose to fix everything and has filed a claim. Borrower noted that they have not paid anything out of pocket. No indication of repairs being done or 100% inspection on file.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
305000123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929610	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding promise to bill pay $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called advised 470.00 borrower stated will make a payment online payment 909.02 today on 6.12 which will included payment was not aware mays payment wasn't made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950073	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  customer called in to make trial payment in the amount of $xxxxll transferred to loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304990074	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrower paid by phone in the amount of $xxxxfor xx/xx/xxxxand provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding borrower has been locked out of payment website for 24 hrs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment and scheduled online payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquire about ACH set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire if payment was received or not and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower who wanted to pay online but couldn’t. Transferred the call to web support. Borrower has permission to contact call back within 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and requested to skip June automated clearing house payment and servicer sent request to supervisor for approval and advised borrower to follow up to confirm automated clearing house was successfully skipped due to tape drop scheduled for xx/xx/xxxx/27/25 and June auxxxx payment was skipped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304990057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and confirmed payment of $xxxxmade online on xx/xx/xxxxter initially thinking it had processed funds were used for home repairs and also declined for loss mitigation package and financial statement and gave permission to be contacted within 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000105	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to know due amount and servicer advised of net due $xxxxrrower stated payment will be made online on 2/4/2025 and disconnected when asked about February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  xxxxwer called in regarding borrower lost job and looking for deferment. Agent advised unable to defer and borrower used one time loan late fee waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about modification and agent advised about deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000099	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called into know the status of loss draft claim check. Borrower also wanted to know the where to put loan number on check. Advise any blank space on the front side of the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated xx/xx/xxxxproperty damage notification received. Borrower inquiry on loss draft. Borrower stated claim checks needs to send in. On xx/xx/xxxxBorrower follow up on loss draft check. Advise no check received in the department. On xx/xx/xxxxClaim check received and endorsed and return in progress also provide check and claim number. Om xx/xx/xxxxLoss draft claim check mailed. On xx/xx/xxxxLoss draft claim check endorsed and and document scan and check recently forward for the endorsement. On xx/xx/xxxxBorrower called in regarding general query for the loss draft. Advised to the borrower where to write loan number on the check. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent advised borrower of the payment due but did not commit to a payment, mentioned possibly paying in two weeks after accessing 401(k) funds at the end of the month, Borrower is paid biweekly on Fridays, and recently had to cover expenses for their family member business. Borrower does not want loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower requested closing documents, was advised the Closing Disclosure would be faxed immediately with an estimated turnaround time of 5 minutes to 1 hour, and was also informed about mailing timelines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and request to set up the payment. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980138	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquire on the payment. Advise that payment has not received. Borrower is using two different accounts to make payment. One of the account is not in used. Advise we need to remove the information online and update auto draft information. Advise will have to call the bank to have the stopped payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305009008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The xxxxwer called in and if it was Washer loan. Borrower asked someone if the loan was paid off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquire on the loan and has question regarding the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950037	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about the payment made in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower 1 and 2 are paid xxxxy and will make payment on 10/18. Reason for default was due to covering medical bills in September plus had to make remaining of tax debt for the upcoming paycheck. Agent gave loss mitigation options to which borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304980120	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding inquired on updating auto clearance over the phone and requested to update auto clearance with correct information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxthere was a dispute regarding credit reporting is valid and will not be altered and the credit dispute is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304950030	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding pay by phone with an amount of $xxxxand no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970098	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and requested for the Year end statement. Advised can only be mailed also advise can retrieve online. Borrower stated unable to login. Advise we are aware of the issue will let you know once it resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970088	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status pf the account and was advised about the total amount due and loss mitigation option details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in stated that lost job in middle of July and started new job in 9/23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment and provided confirmation. Agent advised to allowxxxxiness days for payment to be clear bank. Borrower requested to auto clearing house set up for auto payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970079	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to confirm account status and to make a payment. Borrower was provided requested information and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in about December payment and stated they were on certified funds and forgot the payment on the counter before they left out of the town and had to send it when they got back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that debit card from bank account has been hacked. Borrower had wait for new bank information card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304940009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and to make payment and was advised about auto draft as borrower did not know about august payment returned and was short for$xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304990016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding loss mitigation. Borrower wanted to apply for the loss mitigation because they had financial hardship due to illness of family members. Borrower promised to pay for May and June in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304960001	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding verbal accepts the deferral offer and got the information on the email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxindicates there was a damage on the property due to tree branches came down and damage roof causing water to leak into home. No evidence of repairs was started on the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304959999	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxorrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make online payment $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform attorney called in to request reaffirmation. Servicer advised to send a written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304940000	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform the issues for making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke tom borrower  called in to check the status of the account and mentioned not impacted by hurricane and no assistance required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959990	2	[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to foreclosure department and get an payment hold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated xx/xx/xxxxplaintiff is incorrect and does not match with caption. Recording date is incorrect as it should be December 10,2019. Comment dated xx/xx/xxxxlegal description in document matches the mortgage but does not match scriveners affidavit. Comment dated xx/xx/xxxxattorney is reviewing the title exam and legal description in mortgage.  There is no evidence of resolution been provided for legal description.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917485	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for February in the amount of $xxxxon xx/xx/xxxxmarch and may payment not sure when they can make. Borrower had loss mitigation package they will be filling it out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower asked about Loan #, wants to log in online to update bank information, and also asked about the due date. The due date for the advance loan is the 10th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304980078	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding numerous amount of times to find out about xxxxmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to see why he got a late charge increase, advised back in July we never received a payment in July, so when August came he was paying for July he was not aware.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949981	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called to inquiry about payment. Call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008965	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and payment and was advised about the website details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304980066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment of $xxxxscheduled online forxx/xx/xxxxand $xxxxscheduled for 8/1/2023. Received consent form from borrower to contact their cell number using an automated dialing system or text.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower regarding payment and payment in transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000017	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the reporting occurred. There was no further mention about the dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  Comment dated 10/8/2024 bankruptcy chapter xxxx case number xxxx case has been discharge on xxxx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and updated phone number with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939966	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305000008	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated made payment did not realize payment was returned and did not realize was behind for two payments and not one.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment xx/xx/xxxxcredit dispute was raised by borrower and the same has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to make payment and promised to pay in the amount of $xxxxand $xxxxon 06/27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929473	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower regarding payment. Borrower stated won't be able to make the payment and hang up the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305000000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower 2 lost job in January still no benefit however borrower 1 is working and did pay by phone $xxxx Next payment already set auto draft on 2oth each month and will be active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304970025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to require about account is on ach and can skip draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929467	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment xx/xx/xxxx Borrower called inquire on making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989980	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised that scheduled payment online not sure of amount, not at home but scheduled it for 02/13 and will be paid again in two weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment. Borrower stated has issues with pay by phone and online, asked for loan number. Inquired about reset email for online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999990	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to reinstatement loan so bring account current. Advised bankruptcy on the account discharged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989978	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and fully verified. Borrower wants to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  A prior chapter 7 bankruptcy case xxxx was filed on 6/6/2005 and discharged onxx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304959935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was advised about the total amount due details and auto draft not set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to borrower and advised of nxxxxcient funds xx/xx/xxxxto which borrower stated will make payment when they are paid again. Agent asked for reason for default to which borrower said no hardship. Agent probed again why to wait till next pay date to make payment to which borrower said they don't know and didn't provide any more information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304970005	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower advised payment in amount of $xxxxwas sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959925	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated bankruptcy completed. Made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929430	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquire on credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxcredit dispute raised by the borrower, however, it has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower wants to use LC waiver, both borrower sick with covid end of Oct and missed a week of work. Borrower gave consent to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and stated reason for delinquency is borrower thought they made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about online assistance to update email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make January and February payment in the amount of $xxxxand inform reason for delinquency as January payment bounced for some reason and February payment late because of auto draft stopped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer informed about income reduction and job paid biweekly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969979	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On comment dated borrower had raised dispute regarding late charged and wanted to be waived off late charge. On comment dated xx/xx/xxxxborrower disputed late charge and requested oxxxxlate charge waiver and waiver has been granted.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number 2503258.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower advised paid by phone $xxxxfor Jan payment, Feb payment stated should be on time 02/28. Borrower stated had to wait until got paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxwith late charge of $xxxxso stated not sure about June payment was make. also stated the reason for default is unexpected expenses need to pay them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated they made payment online and it did not show the past due, hence just made only one payment and have no problem taking care of the past due. Borrower asked for an email to be sent to them with the total past due to which agent advised they do not have ability to email however mail and delinquent letters were sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304999935	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and fully verified. Call was transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304959881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower is on fixed income may be put some funds aside each month till borrower can make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about due date and cutoff date for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated won't be able to make the payment because the payment is not discovered and hung up the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to the borrower regarding payment amount related.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929372	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304969921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower made a phone payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated paying this weekend and also stated paid for family member funeral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969915	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding payment plan related.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment dated xx/xx/xxxxindicates there was fee dispute related late charge and the dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number. Borrower also set up autopay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment plan $xxxxand May payment of $xxxxwas paid on time. Borrower stated automotive sales have been slow but are now starting to pick up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305008851	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called for confirming account status and for making the payment online and ACH payment. Borrower was provided the information and borrower mentioned they will make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304969902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and inquired online access advised borrower of new loan number to use to register loan on website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989868	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer provided loss draft ordered 10K letter. Customer inquiring on check needing to be endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxx there was hail damage occurred to property. Claim was filed.  Customer stated no check was received. There are no comments repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949809	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower stated family had a heart attack. borrower stated has been out of work since 12/19. Borrower stated family member help to make payment and only has income at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxly.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949800	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304969866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated reason for delinquency due to curtailment of income. Borrower pick up payment next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979927	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called to paid by phone $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about deleting ACH from the account and advised them that it would take 2 business days to update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959804	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrower made payment for June to August final amount due is $xxxxand provide confirmation number for the same. Borrower also informed hardship reason is due to son passed away.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower said they have been using the money to pay for medical expenses, which is making it hard for them to keep up with other payments. Agent offered the loss mitigation options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949790	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and borrower was approved for repayment plan through loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated that they have not received the mortgage statement and a payment of $xxxxwas sent on xx/xx/xxxx Borrower approved a follxxxxll within 7 days and provided consent to receive calls using the automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917333	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called made a partial bill payment of $xxxxon 5/30 and June payment approved for automated clearing house. Borrower reported employer paid late but received back pay and information verified. Borrower gave permission to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is MFR filed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated about their hardship is due to reduction in income, Borrower paid by phone for the month of November and December in the amount of $xxxxprovide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to set up a payment for next Wednesday via online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917330	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxproperty was damaged due to Tornado/storm on xx/xx/xxxx Third party inquired about needing endorsement of check to loss daft department. Loss draft check received $xxxxaim check endorsed and return. There was no indication of 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called has questions about how payment was applied. Call was transferred to bankruptcy department for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949774	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called and informed about illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Plan confirmed on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989835	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that lives in the property. Borrower refinanced the loan and said that out of town.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Comments shows that there is damage to the property. There is water damage to the property last year and cost of damage is $xxxxere is no information about claim. Onxx/xx/xxxxshows that borrower spend $25k for flood repairs on home. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire if mailing address is updated or not and agent advised mailing address updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment and servicer scheduled a payment of $xxxxfor xx/xx/xxxxth confirmation #8354250, while the borrower also inquired about login credentials for Payment, and plan changes were made and confirmed by servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008800	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding their hardship is due to reduction in income. Borrowers promise to pay on xx/xx/xxxxin the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to discuss the account stated reinstated the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and due for mdl needed for app. Borrower's hardship has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on xx/xx/xxxx  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke with Borrower. Borrower said they were disconnected during the last call and was told they wouldn’t need to send any more documents. However, agent advised as per notes we still need a complete loss mitigation application for their account and documents are needed. Borrower was upset and wanted to speak with the agent and they requested to speak with a supervisor. Agent transferred the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949761	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower regarding payment and borrower made payment for xxxx25 in the amount of $xxxxand it is in transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917321	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304999835	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with Borrower to confirm why they received a foreclosure notice. Informed them it was due to a delinquent balance. Borrower asked about the reinstatement amount. The call was friendly and transferred to the education team in foreclosure, who fully verified the details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304969825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform reason for delinquency was unable to access phone and account for last 3 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to set up auto clearance house and payments related.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949751	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to request mortgage statement for the last year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939761	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquiry on status of the modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the reporting occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304949748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and transfer to collection department regarding the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer request credit correction for refinance. Advised email to add and send request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower and advice the borrower default due amount as $xxxx Borrower stated they will make the payment for $xxxxonline on xx/xx/xxxx Servicer ask the reason for  not able to make the payment online. Borrower stated they have some financial issues and inform that they will make the payment online on 04/12 and the April payment will be paid on 4/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and regarding payment Plan was changed and later updated with payments totaling $xxxxending on xx/xx/xxxxhen adjusted to $xxxxending xx/xx/xxxxith payment in transit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire on web and agent advised to register online and borrower stated getting error of incorrect info. Agent advise website can only register under borrower listed first.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The servicer called in and provided mini miranda to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989779	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer needs to make a payment. Call transferred to bankruptcy department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke with Borrower. They said they’ve caught up on payments and no longer need any loss mitigation assistance. They have plan to call in a couple of weeks to make a payment."
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304999795	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and payments and was advised about the details and informed about late charges  as borrower said met with an accident and was in hospital.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicate that the payment dispute was raised by the borrower and was resolved and responded by the servicer. Comment datedxx/xx/xxxxindicate that there was a payment dispute by the borrower and was resolved and responded by the servicer
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated indicate that re is a damage to the property due to tornado and no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and informed that borrower two lives in the property. Borrower no longer needed loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999791	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929218	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to know how they can reinstate the loan to be current and agent advised account is in foreclosure and will have to send letter to request payoff. Borrower stated they are out of town and property is vacant.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comments dated xx/xx/xxxxproperty damage was reported but no evidence of claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304939724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to auto payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about grace period. Servicer advised that payments are considered late after the 20th. Certified letters were sent due to late payments. Borrower was told they can use the post office on weekends if not home. Account is currently up to date, but next payment must be received by the 20th to avoid being late. Servicer answered general questions on the assistance line. Spoke to xxxxwer (DSH), who asked why calls and letters were sent. Servicer explained that March payment was received on xx/xx/xxxxd April payment on xx/xx/xxxxoth late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment. Borrower made xxxxly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made a payment today over the phone in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917259	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding inquired on recast of loan and advised do not offer and inquired on doing a refinance and call transfer to refinance department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment dated xx/xx/xxxxindicates there was fee dispute regarding payment issues and payment did not go through, and the dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to confirm payments applied and agent advised funds have been applied and for further information they can reach out to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and requested to delete ACH, agent advised that required to have ACH deleted to make payment manually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939702	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and had personal fraud on credit card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is fraud.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999750	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called regarding making payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939695	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that did not have draft payment. Payment was returned due to insufficient fund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949688	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower and advised the xxxxment in the amount of $xxxxrrower will make an online payment for thexxxxment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and requested to cancel a website payment. Servicer advised that cancellation depends on timing and may require contacting borrower's bank and confirmed prior contact with servicer with no further follxxxxeded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917240	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding hardship due to excessive obligations. Advise hardship assistance, borrower not interested in loss mitigation. Borrower is promised to pay in the amount of $xxxxor April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower made online payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke to borrower  and made the payment online and was informed about the account details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929155	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959670	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired about modification. Call transfer to loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  The current foreclosure is on hold and the hold reason is modification/short sale pending.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304999729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to update the address on system. Servicer advice they will send the email and update the address tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979785	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was transferred to the bankruptcy department and made a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke to borrower and informed about the account status and payment details and provided online assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding due date. Borrower inquired on making partial payments. Borrower wanted to know what is difference principal curtailment. Borrower is making online payment through bill payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999722	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Third party called in regarding loss mitigation and agent advised they did not talked to borrower due to account in active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979775	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment updated, they asked if the payment was received. Agent confirmed yes, payment of $xxxxwas made on xx/xx/xxxxVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939664	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was advised about the payment details amount due also informed about the loss mitigation as file was removed due t missing documents on file borrower said back working now hardship resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917211	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment due related and confirmed that will pay online tomorrow and borrower husband is self employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to discuss about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304959652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding the payment and borrower stated still facing hardship and does not want loss mitigation. Agent advised about deferral and borrower accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304939658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated on autopay advised there is no autopay information sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquire on online access. Borrower was advised how to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the account status and  was transferred to the Bankruptcy Department after full verification. Borrower asked about the amount due and said they’re making a payment. The call was warmly transferred to the concerned department for processing the payment. Payment was processed for $xxxxand  Scheduled for xx/xx/xxxx Agent provided the confirmation # 8540856.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower stated they were not aware that May month payment was no made. Borrower advised they have been unemployed since October 2023. Borrower promised to pay $xxxxon xx/xx/xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about current loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to inquire on discover loan and to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquire about the late charges on xx/xx/xxxxorrower one made the payment by xx/xx/xxxx Advised late charges has been waived on xx/xx/xxxxand will include other late charges with next payment. Borrower inquire due date and advise its on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939635	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999698	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding payment and borrower made the payment in the amount of $xxxxon xx/xx/xxxxand inform reason for delinquency as fire. Borrower does not want loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comment dated xx/xx/xxxxindicates loss draft check was mailed out. Comment dated xx/xx/xxxxindicates A loss draft check for $xxxxwas endorse and release and marked pending processing. Comment dated xx/xx/xxxxindicates unauthorized 3rd party called in  to ask about endorsing a claim check. Agent advised to send the check with the loan number written on it. Comment dated xx/xx/xxxxindicates Borrower had insurance they will reimburse and property is vacant due to fire. Comment dated xx/xx/xxxxindicates date of loss is on xx/xx/xxxxthe property was burnt. There is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304949624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand inform reason for delinquency as family member was diagnosed with cancer in November 2024. Borrower currently work paid xxxxy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make the September and October payment of $xxxx Borrower explained that the September payment was returned because family member was in the hospital. Received consent to proceed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939626	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to borrower regarding workout documentation follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999684	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay in the amount of $xxxxvia online today and for May in the amount of $xxxxvia online. Borrower one mentioned reason for delinquency as borrower two income reduced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer promise to pay in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989671	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanted to keep the home and looking to pay off home with 401k when divorce is final.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and requested to move March payment to the end of the loan but was advised by servicer it’s not possible and processed February payment of $xxxx added plan ending xx/xx/xxxxnd borrower shared job loss history with return to work in January 2025.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower who wants to make a oxxxxpayment. Informed them that needs to talk to a payment specialist, but they have already left for the day. Let them know their office hours are 8 AM to 4:30 PM (CST). Offered to provide the phone number, but the borrower declined and said they will call back tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008673	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called made a partial payment of $xxxxwith no fee. Borrower was fully verified and transferred to the bankruptcy department. Servicer provided customer service phone number and extension. Borrower wants to lift the stop on online access and stated this account was to be excluded from bankruptcy. Borrower also wants to pay the April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969680	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make payment and borrower declined and call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989663	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx  Comment dated xx/xx/xxxxindicates a chapter 7 filed case number xxxx filed on xx/xx/xxxxdischarged on 3/4/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304939611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiry about defer andxxxxments advised don't defer andxxxxments, borrower stated have garnishment coming out check for bills and need time catching.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969672	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding paid March payment $900 with nxxxxcient funds fees and reason for delinquent was paid car off and will be getting extra work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment dated xx/xx/xxxxindicates there was property damage found due to water and date of loss on xx/xx/xxxx Claim check received $xxxxmment dated xx/xx/xxxxstates loss draft check mailed out with amount of $xxxxand no evidence of repairs was started.  The damage repair amount is estimated at $xxxxroperty repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they pay accordingly and went over loss mitigation, borrower denied. Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  xxxxwer called completed a partial payment of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939603	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in advised borrower not able to make any payment for November and January said end of month not sure waiting bonus check feb payment on xxxxount $xxxxIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  As per comment xx/xx/xxxxlate fee dispute was raised and the same has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment xx/xx/xxxxindicates borrower stated property repairs, and no evidence of 100% inspection done and repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and didn't want to go through verify process and also stated need me to just take the payment and borrower running out of time explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made a partial payment today (June 14) of $xxxx— Confirmation #8609289, however this month’s payment was rejected. Borrower requested a manual oxxxxdraft. Agent advised that since they’re not set up for auxxxxACH), they’ll need to make a partial payment or pay online. Borrower further mentioned that the delay was due to unexpected car expenses during Memorial Day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called regarding delinquent notice found. advised to disregard it. Borrower gave permission to in 7 business day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called inquire on auto setup and why the auto set up not done on 12/22. Borrower received different kind of statement with unapplied funds. Advise the auto setup put on hold and payment from August to November were put on suspense so interest rate and P&I could be calculated at 6%. Advised all suspense funds were applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008646	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding bankruptcy status. Borrower also inquired about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008645	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower advised they will make the payment online. Borrower advised they missed work due to recent storms and had to pay $xxxxdeductible to insurance company for roof and fence replacement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxindicates borrower was affected by storms and had to pay $xxxxdeductible to insurance company for roof and fence replacement. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and stated that unexpected draft comes out of checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand promised to pay $xxxxon xx/xx/xxxxand $xxxxon xx/xx/xxxxand reported excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999626	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and ask if can have late charge waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304929032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower completed the payment by phone in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment online in the amount of $xxxxon xx/xx/xxxxwith the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008628	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated that if they could pay today then they would already have paid and the next time borrower get paid they will pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304999616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and completed paid by phone amount of $xxxxvised allow 2 business days for payment clear from bank. Payment is effective xx/xx/xxxxpayment amount due is $xxxx Borrower stated payment amount for removed email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969632	3	[3] Title Issue -: Other [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the final trial plan payment for $xxxxd confirmation was provided the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comment dated xx/xx/xxxxindicates title issue for loan modification to be modified in second lien position on title. Commet dated xx/xx/xxxxindicates title issue was unresolved.  No evidence of title issue resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304949550	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and answered general questions regarding the loss draft. Borrower did not open new claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 8/5/2024, hail check reported in the amount of19634.37. Onxx/xx/xxxx loss draft check was received in the amount of $19634.37 which was endorsed and released. On xx/xx/xxxx hurricane damaged the trees on the property. Onxx/xx/xxxx property damage was notified. No information pertaining to 100% repair inspection found.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised in default due $xxxx and stated just make explanation that was march.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in regarding payment in the amount of $xxxxhence call was transferred to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304929011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment updated and agent advised about monthly payment and financial assistance. Borrower said they plan to make a payment on May 9, but it might be late. When agent asked to confirm this, the borrower hung up."
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999582	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower made online payment and advisedxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to correct the spelling of their name and agent advised to send a signed written request and copy of driver's license or stated id by mail, email or fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised that borrower made payment online on xx/xx/xxxx$xxxx advise borrower show payment in transaction for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said reason for default is divorce which is not finalized. Borrower also said is in the process of refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304959529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and stated experienced a financial setback in September due to an unexpected expense but has resolved it; a new plan with one payment of $xxxxwas added ending xx/xx/xxxxith permission to contact granted and advised of collection efforts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called payment schedule online May $xxxxon 06/04 promise to pay online $xxxxon 06/12. Borrower paid by weekly 05/30, On same schedule stated might move payment to up since paid 05/30,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928964	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower  called in to check the status of the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  comment dated xx/xx/xxxxindicate that the credit dispute was raised and was resolved and responded by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment dated xx/xx/xxxxindicate that there was a damage to the property due to hurricane and there are water damages in the property and no evidence of 100% inspection done or repair done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to make a payment in the amount of $xxxxon 02/26 for February month's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on payment amount and due date. Advised $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and wanted to know about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939504	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised about the due amount. Borrower stated that that income has been reduced.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated onxx/xx/xxxxshows that dispute was raised by borrower for credit correction. Request is received for credit dispute. On 8/5/2024 shows that this credit dispute was resolved and confirmed as per ACDV.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand promised to pay $xxxxon xx/xx/xxxxand reported illness in family as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928946	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand promised to pay $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Per comment dated xx/xx/xxxxa claim checks were received for an insurance claim, #xxxx93S, for date of lossxx/xx/xxxxin the amount of $22485.12 on xx/xx/xxxx $xxxxon 12/8/2023, and $27322.72 onxx/xx/xxxx All were endorsed and released. No indication that the damage was repaired or a 100% inspection was received.  The damage repair amount is estimated at $xxxxroperty repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number. Borrower stated two payments were sent to credit card company in error and requested a late fee waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and will pay $xxxxonline and husband lost job and loss of income working to try and get another payment offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on 6/5/2025. Borrower called and advised can make a payment $xxxxon 06/13 online. Reason for default over extended credit cards.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower wants to skip the ACH for this month. Borrower wanted to make payment manually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979595	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated on xx/xx/xxxx Credit dispute has been resolved. No future question.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in discussed about a payment and advised of collection activity and refused to provide borrower phone number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969548	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in regarding to inform about payment made in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959491	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated hardship was excessive obligation due to take care of sick family member. Borrower wanted to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304917047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding about how to register online and advised go to the website and click on register.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated the reason for default as they are having a medical issue since September also stated they have made a postdated payment online for January for $xxxxalso stated don't know when the borrower will be able to make the next payment. Servicer ask for cell number to update borrower stated its same as given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304917041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding February payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number. Servicer advised account is still due for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated will made a payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and borrower did not promise for amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and completed the payment in the amount of $xxxxvise to allow 2 business days for the payment to be cleared. Borrower stated has bank fraud and account is frozen. New account has been opened and auto setup completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform there’s no reason for the payment being late. Servicer attempted to probe twice. Borrower made a partial payment of $xxxxon 02/28 and promised to pay the March payment on 03/25 and Auxxxx has resumed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979551	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that they have not filed for bankruptcy and it was a thixxxx filing. Servicer provided email address to send a written request regarding fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  Chapter 7 was filed by spouse of borrower; account remains in bankruptcy status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Chapter 7 was filed by spouse of borrower.
304989474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to promise bill to pay $xxxx advise had personal expense but issue now resolved plan to pay April by 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire if the account is current and next payment due, Advised account is current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989472	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called was fully verified and transferred to the bankruptcy department and asked about payment status. Representative advised who Direct Mortgage Investment was, held the call for over 2 minutes, then cold transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower said will ask borrowxxxxmake a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxand stated the reason for default as death of family member and ask to help with waived late fee. Servicer advice they can only have option for one time for life of loan Servier placed the call on hold and borrower hang u
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment online in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower who was transferred from customer service. They made a payment arrangement for April 18 of $xxxxonline. They said everything is getting expensive like orange juice and cost of living—and mentioned that they works fuxxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Spoke with borrower advised due date $xxxxborrower asked again what forbearance explained what for explained again borrower stated does not know how late because on auto pay explained not a drafted auto bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding to payment. Borrower wanted to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304949347	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and escalated because 30 days late on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated on 6/4/2025 shows that dispute was raised by borrower for credit correction. Request is received for credit dispute. On 6/6/2025 shows that this credit dispute was resolved and confirmed as per ACDV.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire if a large payment was made toward the principal, as this could reduce the monthly payment. Advised that such a payment would not reduce the monthly payment but would reduce the interest paid over time. Further borrower inquired about options to lower the monthly payment. Advised that they can speak with a loan officer for further assistance and provided the contact number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939357	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated is sexxxxyed and waiting on payments from clients and wants to make a payment by phone for a paxxxxmount of $xxxxfrom July and expects to pay in August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and borrower can pay $xxxxtoday. Borrower in default for $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated reason for default is helping the family members with medical bills also stated the hardship is resolved and wanted to make the march payment with late charge for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to request to skip automated clearing house for the month of April and agent assisted and advised to pay manually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999376	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to negative credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates written credit dispute raised by the borrower and resolved by the servicer. There are no further dispute related comments, and the dispute appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and requested skip draft payment via ACH xx/xx/xxxx borrower also request to add 2 days, advised change would not take effect in time for scheduled drat tomorrow but can request to skip xx/xx/xxxxach and borrower can make manual payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989380	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to post date of trial payment. Borrower stated that they called on 07/20 and poxxxxof second trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxProperty damaged notification due to hurricane. Property fencing damage and have removed tree out of pocket. Borrower does not meet criteria due to not able to file claim. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding payment due and stated cannot pay today applied for assistance and thought calling about to give all missing information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called and said they made an online payment of $xxxxon 6/14 but couldn’t provide a confirmation number. Borrower made another payment of $xxxxby phone today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to discuss payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949306	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower paid by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Bankruptcy has been discharged on xx/xx/xxxxwith case # xxxx and chaptexxxxITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989367	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008420	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated borrower stated he made the payment today just now online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  As per comment xx/xx/xxxxLate charge fee was dispute was raised and the same has been resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008419	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding wanted to make a repayment pan and borrower didn’t have loss Mit and borrower did not see approved repay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304939305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called reported being unable to log in to make a payment online due to a website error. Servicer advised that the website is active and suggested checking internet connection. Borrower gave consent to receive calls and texts on cell number using an automated dialing system. Borrower received a letter with the company’s contact number and called today. Made a partial payment of $xxxxwith confirmation number. Borrower also promised to make the March payment of $xxxxonline on 03/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to put a stop payment for December and February month and reported payment dispute as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959316	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989345	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates that borrower had filed a feed dispute and has been resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999337	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959307	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry about status of modification. Customer stated trial modification was completed. Advised continue payments until agreement received by mail. Customer stated wants to schedule a payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on 9/4/2025. Called borrower and stated family member stated a new job in June and they paid defiantly is now paid monthly promise to pay online xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding and inquired called just pulled loan and advised borrower wants to transfer to discover trained representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that lives in the property. Reason for default fraud due to crypto scam. Borrower request for loss mitigation assistance and borrower looking for forbearance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304989326	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $457 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding general question and about why the F.C. extension showed as closed, advised to retry in an hour due to phone issues, apologized for the inconvenience,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304928716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called as completed a partial payment of $xxxxrvicer advised that it may take 1–2 business days for the payment to clear the bank. Payment is effective as of xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979372	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008398	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made payment in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxthere was an hurricane damaged and no claim filed. However, there is no 100% inspection or repairs been done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment of 1.0 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928681	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Title Issue -: Other [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding final modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is state lien on title noted on xx/xx/xxxx No evidence of release or satisfaction of lien.  There is state lien on title noted on xx/xx/xxxx No evidence of release or satisfaction of lien.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxindicates that subject property had some fence damage and borrower had not filed an insurance claim however there was no indication of 100% repairs inspection completed on the subject property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304959228	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding auto draft payment. Borrower will need to make the February payment manually. and will need fill out the letter for auto draft.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute has been raised and resolved on xx/xx/xxxx
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxproperty was damage due to storm. No claim related to information provided. No other information provided regarding damage. There is no indication of 100% inspection completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959227	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  Bankruptcy has been discharged onxx/xx/xxxxwith case # xxxx and chaptexxxxBankruptcy has been discharged onxx/xx/xxxxwith case # xxxx and chaptexxxxITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916833	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called n made payment for June and July did not commit for August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made payment for March and agent advise account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989259	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated paid twice a month and stated will pay march 7th and 15th and reported excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989258	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised working with loss mitigation team and also to make payment of 614.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304999260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding and stated made payment in the amount of $xxxxthrough online and advised payment in transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry if payment received. Advised payment was not received. Advised payment method was online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and cancelled auto draft online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated they received breach letter in February and cert letter to which agent advised they received payments and disregard the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304916796	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called and advise on due amount, borrower said already paid the due amount. Borrower will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The first legal was completed xx/xx/xxxx  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304959182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the auto pay and agent advised auto pay was delayed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304969257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired if a large principal payment was made to reduce monthly payment. Advised it wouldn’t lower the payment but would reduce interest. Borrower asked about lowering monthly payment, agent advised to contact a loan officer. Provided the contact number and transferred the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform made payment online for $xxxxand scheduled $xxxxfor xx/xx/xxxxand inquire about xxxxy program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979258	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939147	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to inquire on making payment and borrower made the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305008313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to report issues accessing the website while trying to make a payment on phone. The error message said account information could not be verified. Borrower does not prefer phone communication and called to check if the site was down. Servicer advised that the website is active and suggested checking internet connection or trying without xxxxervicer requested borrower to send a screenshot for IT review. Borrower completed a partial payment of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939138	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding admitted to hospital due to heart failure and borrower lost job but now borrower is working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower completed phone payment in the amount of $xxxxent advised allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about the total amount due, agent advised the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called paid by phone online $xxxxfor October todays 10/29 Nov payment on 11/12 no hardship payment amount dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959138	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired on modification and call was transferred to loss mitigation department. Borrower is looking for assistance for three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304999190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquire on the payment plan. Advise will transfer to payment specialist and provided the phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called in to request verification of mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959109	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment online in the amount of $xxxxon 6/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989151	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding made the payment online and for online must not have gone through for December payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and paid by phone on 06/28 $xxxxfor May Jun plus fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower spoke with customer service and stated will make payment by end of the July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304979181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called about May payment. Transferred to Collections, then to Payment Specialist. Borrower plans to pay $xxxxon 05/222025 and June payment by xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304939063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired about loan a requested for the payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304969123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform auto draft was set up online and payment were not drafted out for November, agent advised due to a month behind. Agent advised to send email to research department for payment dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and made 2 payments. Borrower declined loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979146	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquire on the payment and has haven't posted to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in borrower requesting reason for denial advised as to why borrower is going to follow up with other options closed and recapped call hrs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304928481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called to inquiry about ACH set up. Advised ACH was updated online in 01/25 effected on 02/25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928480	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and paid by phone in the amount of $xxxxplus no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928479	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called to make payment and agent advised to allow 2 business days for payment to clear the bank.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304949060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to the borrower said was sick with a virus and hospitalized. Borrower was paid for only one week out of two weeks off, which affected his commission check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959032	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to get information of how to do the bill payment. Servicer provide the information so borrower can do the bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and made the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979136	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to discuss payment status and RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989086	2	[2] Loan is in Bankruptcy [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comment dated xx/xx/xxxxindicates delinquent taxes in amount of $xxxxand there are no further comments related to delinquent taxes.
305008201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they were supposed to make payment yesterday and stated they had issue with direct deposit with check funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and promised to pay online in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979115	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower promise to pay online $xxxxon 02/14 and $xxxxon 02/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304969080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make a payment. Fully verified and transferred to Collections department. Borrower reported reduced income due to slow work and made a $xxxxpayment. Payment plan updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower, they had to pay over $300 for their son's medical expenses a couple of weeks ago. Offered a short loss mitigation. Promised to pay online $xxxxon 05/31 and $xxxxon 06/03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304959003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989063	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called was fully verified and transferred to collections. Inquired about making a payment and was transferred to a payment specialist. Borrower did not want the direct number, just the transfer. Later, Borrower called in through customer service and stated they are on certified funds until xx/xx/xxxx Borrower plans to pay $xxxxvia Western Union on 06/13. Mentioned that spouse works and helps with the mortgage, aiming to bring the loan down to two payments within 10 days. Borrower is interested in a repayment plan but declined loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304969070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding the payment and borrower made payment and stated reason for delinquency is borrower going through divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and verified SSN and property address, confirmed residence, and stated they attempted to make a payment at the end of January which didn’t go through and was unaware of the failure. Pxxxxone attempt included two regular payments of $xxxxand a late charge of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquired about not being able to login. Advised must register account first. Customer did not need any further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talk with borrower regarding payment in transaction and borrower made payment for December and January online. Borrower promise to pay February payment in the amount of $xxxxrrower has loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958973	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made a payment in the amount of $xxxxplus no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948991	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted to find out when the payment was made and also want to give authorization to family member. Borrower hangup the call before transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304999010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and make the payment and mentioned as
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about autopay setup on the account and requested late charges to be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and discussed payment options. Borrower said they may pay $xxxxon xx/xx/xxxxafter receiving bonus. Declined loss mitigation package regarding repayment. Delinquency due to reduced income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304989003	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said will make payment soon. Borrower cannot afford more options. Borrower submitted everything for loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305008130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer promise to pay in the amount of $xxxxon xx/xx/xxxx Customer stated made payment through the wrong bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008129	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicate that there is a damage to the property DOL:xx/xx/xxxxand no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired about the account is still showing good and borrower stated they submitted a payment online to pull and inquired about the capital one merger advised it would not affect the home loan to discover.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304979030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they have been trying to make the payment for online for last two weeks now. Borrower hangup the call while MM and stated will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower wanted to make payment. Advise ACH not sxxxx the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment amount due and repayment plan ends.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978977	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding that borrower was unemployed and received benefits and helps with other bills. Borrower is back to work and paid weekly with one job and xxxxy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988943	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired about making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916535	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated hardship is not resolved and promised to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304928310	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about the payment has been made for the month of November online in the amount of $xxxx
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates that credit dispute has been filed and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998907	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a general information on the loan and stated not interested and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower calling to see we will be drafting for account today ? wants to know why received. Delinquent notice hold time longer than expected 2 min released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916526	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated pail bill which is due for three months.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment shows that there is dispute on the file. Borrower is disputing for the payment. On 4/5/2024 borrower stated that funds applied incorrectly, and research request was received. Onxx/xx/xxxxrefund of payment request was done.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304916522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired about ACH setup and payments. Made two payments, one online and one with Collections. Confirmed $xxxxH active, next draft scheduled for xx/xx/xxxx Declined loss mitigation. Delinquency due to clerical error. Provided callback permission.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower said made two payments onlinexxxxs ago.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated due $xxxxwill pay on 15th stated that is Sunday and if wants to post to loan need to pay 06/13 online in morning.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account  and to make payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment and paid $xxxxfor November & December.  They further stated plans to pay $xxxxfor Jan online. Requested ACH form. Payment plan updated. Declined loss mitigation. Permission to call back granted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower to discuss about loan current status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired about website registration, servicer confirmed they can proceed using the new loan number after closing via discoverhomeloans.com/account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938844	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to inquire about the status of the statements being sent and call has been transferred bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired on how to register online. Agent advised process to get registered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948849	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment by phone $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called in reason for default bank keep rejecting payment why. Borrower paid by phone go online to set autograft moving.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305008028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978912	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated the reason for default as unemployment since March 2024 and is looking for hardship assistance. Servicer open the task and send the application to borrower. Borrower wanted to change the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304968902	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and updated payment plan with one payment of $xxxxdue by xx/xx/xxxxd later adjusted to one payment of $xxxxdue by xx/xx/xxxxayments for March in process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948829	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer spoke with borrower. Borrower filed Chapter 13 (property not included) and asked about missing statements. Advised to submit a complete loss mitigation package with authorization. Emailed application to donnalynn1018@yahoo.com. Provided HUD/CFPB resources.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment xx/xx/xxxxdated borrower stated July payment was made online but couldn’t confirm if it posted. Advised to email proof of payment to c/s@ymo.com. Agent  advised borrower that xx/xx/xxxxpayment was misapplied. Agent further confirmed the error and opened task for correction. Provided the turn around time of 5 business days. Borrower requested the payment be reapplied as payment toward principal for xx/xx/xxxxi.e. $xxxxent informed the borrower once corrected, next mortgage payment due will be xx/xx/xxxx On xx/xx/xxxxmisapplied payment was reversed.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304928243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to the borrower and asked to make payment Promise to bill pay to 2304.62 on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958810	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to request reaffirmed and advised to send written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay $xxxxplus no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304978902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment. Servicer advised of amount due $xxxxrrower Made a pxxxxone payment of $xxxxon 5/13 and promised to pay the remaining $xxxxon 5/22 and also declined loss mitigation package and also not interested in expanded loss mitigation or alternative resources.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968879	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and wanted informed that they have made the payment for March, but it went through credit card Borrower wanted to discover the credit card and asked for refund Servicer advice that borrower can make the payment when the amount was refunds. Also, borrower wanted to know the amount of $800 was received or not Servicer stated they don't receive the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978889	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to confirm if a recent online payment was received, servicer advised that the last processed online payment was on xx/xx/xxxxffered pxxxxone option, but borrower stated they will make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised borrower 2 unemployment pay cycle delay borrower paid on 15th, and also advised will make a payment xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called paid by phone $xxxx including Aug, Sept and Oct mortgage payment along with late charged of $xxxxand bad check fee of 20)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938784	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower inquired on skipping ach draft for xx/xx/xxxxand for cancelling ach. Put in both REO to skip and cancel.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304978873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding website related error. Borrower inquired payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978872	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called and stated that income has been shortened since last year with bonuses and now trying to move finances around to make.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304916436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to the borrower made online on 04/11 in the amount of 1261.08 march payment, advised borrower ach declined borrower stated she feel stupid she seen the money was still in the account, advised no hardship thought the payment was made, advised Coll efforts cause she thought she fully processed the payment online but realized after getting a call from us and checking her banking account the mortgage come from.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated reason for default as loan was not setup correctly and was not able to make the payment online. Borrower wanted to make the payment online for $xxxx Servicer provide the borrower a free payment options borrower took the direct number and inform they will call back later after they verify the mailing address and hung up the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007990	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was advised about the online details and website to login .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicate that there was dispute raised by the borrower for payment and was resolved and responded by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968833	3	[3] Title Issue -: Other	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payoff balances and per diem amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated xx/xx/xxxxtile issue identified as prior judgment as there are 3 judgment showing thats need to be cleared up.  There is no evidence of resolution been provided for prior judgments.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304938767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called inquiring about the payment made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938762	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment received in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304968829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938759	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about a loss draft issue. Inquiry was transferred to the Loss Draft department and fully verified. Borrower also asked about a check needing endorsement, advised that this inquiry was transferred to Loss Draft as well. Provided Loss Draft contact number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxcredit dispute raised by the borrower, however, it has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  As per the comment dated xx/xx/xxxxproperty was damaged due to fire with date of loss xx/xx/xxxx borrower called to get check IAO for $13,000 endorsed. Advised to did not endorse the check. Advised that we need the adjustment report and continued estimate. Advised on process and confirmed mailing address.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928173	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding promise to bill pay in the amount of $xxxxno fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304928169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay $xxxxand was not aware they were one month behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304988815	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and asked if credit reporting can be corrected. Thought payment was made but missed confirmation steps. Made payment today. Agent advised to call back on Friday to review January reporting. Borrower asked about applying principal payments to Jan—advised correction may take 5 business days.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower believed January payment was made but missed a confirmation step. Payment was completed today. Agent cannot view how January was reported and was advised to call back Friday. They want to dispute the credit impact and is delaying February payment until resolved. Borrower thought payment was made as other borrower handles bills.  Turnaround time advised by agent was 5 business days to resolve the issue
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968801	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding hardship was related to death in family. Borrower will pay next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998760	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer stated should be on auto draft through bank and for bill pay will have to check with bank. Customer stated currently out of country.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxx the was a damage to the property due to xxxx occurred on xx/xx/xxxx Customer had 2 checks in the amount of $xxxx& $xxxx dated xx/xx/xxxx loss draft check received in the amount of $xxxx& $xxxxere are no comments regarding 100% repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called, servicer advised that the full amount is due. Borrower said had thought that already paid online, but it seems the payment didn’t go through. Also mentioned that has a good income and is not facing any financial hardship and plans to bring the account current and has already made a partial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower regarding payment. Borrower advised that the payment of $xxxxwas mailed last week but was unsure of the exact date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to pay Jan $xxxxalso postdated payment in the amount of $xxxxfor 3/7.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for xx/xx/xxxxin the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is evidence of reaffirmation.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made phone payment in the amount of $xxxxent advised allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988776	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and verified with Bankruptcy Dept., stated they’re going through bankruptcy and excluded this loan, unable to pay online, servicer advised hours, phone, and callback info; Borrower will call back and was informed Payment Specialist can provide all options also, Borrower made a payment of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called requested maintenance both payment $xxxxason for default unaware may didn't draft thought Automated Clearing House started may Advised had to be done manually but Automated Clearing House is sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978796	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inform about the payment and sated that borrower started new job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978795	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called, transferred the call to the bankruptcy department after full verification. The borrower asked about making an additional principal payment and whether the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958685	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988748	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called in regarding to change phone number. Borrower gave verbal authorization for spouse to change phone number. Agent informed that payment cannot cancelled within 1 hour.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968742	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxxindicates that subject property had some damage on xx/xx/xxxx Comment dated xx/xx/xxxxindicates that the claim check has been endorsed and returned. Comment dated xx/xx/xxxxindicates that the check has been emailed. However, there was no indication of 100% repairs inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform tried faxing the automated clearing house form multiple times, but it didn’t go through. Borrower wasn’t aware that automated clearing house could be set up online, so servicer provided all available payment options. Borrower made a partial payment of $xxxxon May 7, and the May payment will be completed by May 11. Automated clearing house has now been set up. Borrower gave permission to call back in 7 days and consented to receive calls
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired on online access gave both websites. Borrower sated websites is saying that it has been removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916328	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in promise to bill pay in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: The file was referred to foreclosure on xx/xx/xxxx  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is MFR filed.  A motion for relief was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304928077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called in was fully verified said payment was made on xx/xx/xxxxwanted to know if we got the payment advised we have not got the payment said.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928075	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and discussed the hardship and plans to catch up on loan. Borrower ensured they will make October, November, and December payments in January. Car trouble caused financial strain. Borrower paid biweekly; next payday is xx/xx/xxxx Loss mitigation package was requested by borrower, so agent offered repayment options and HUD counseling offered. Borrower provided the permission to contact credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304998678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding inquired on online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938666	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry about resetting online as customer set up under third party and customer need it under itself. Advised customer that will remove withinxxxxiness days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to decline consent for auxxxxr. Borrower said the alternate number that belongs to spouse. Borrower stated made the April payment online on the 29th and plans to pay May’s payment on the 16th via partial payment. It appears set up automated clearing house instead of making a manual payment. Servicer advised that both April and May payments must be completed for June’s payment to process via automated clearing house. Account must be current for automated clearing house to work. Borrower gave consent to be contacted within 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower inquired on modification. Call transferred to loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about changing payment date; servicer advised due date can't be changed but delay days on ACH can be updated. Borrower requested verbal ACH setup using JPMorgan Chase Bank, checking account ending 926, with 10 delay days for monthly payment of $xxxxeffective xx/xx/xxxxd delay days updated effective August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978743	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower inquired on where to send payment s for bill pay, agent advised letter was mailed out on 10/22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928047	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to stated they their credit was impacted while they were in disaster forbearance plan borrower request to have it corrected also stated they will bring the account current and no need of 2nd options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  As per the comment dated xx/xx/xxxxindicates borrower stated their credit was affected while they were on disaster forbearance plan and ask the servicer to correct the credit report. Comment dated xx/xx/xxxxindicates servicer send the credit correction to credit bureau to request them to correct the January 2025 and December 2024 reporting to nxxxxting. Comment dated xx/xx/xxxxindicates the payment history was updated correctly and account shows current, and issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and going to make payment for March and April in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower and advised that May payment is pending and loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928039	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment for $xxxxand scheduled payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and though that payment was made already on 12/15 in the amount of $xxxxrrower asked to waive late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958610	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  xxxxwer confirmed one partial payment of $xxxxwas made with no fee, using confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and informed that borrower's family member will take care of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower stated going through divorce and attorney fees started July. Borrower made online payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and to make payment  and informed that was unemployed caused payment late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304928010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated account was on ACH and advised the 12/2023 payment was put to principle instated of monthly payment. Servicer stated task was open and advice will need to make the 01/20 payment. Also, borrower make the payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938590	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform his wife filed and is not on this loan, only signed the mortgage dot and deed, borrower asked if his credit reporting is effected during bk no credit reporting. and borrower will send a written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform made payment online for $xxxxon xx/xx/xxxxand reported excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inform made payment online on xx/xx/xxxxfor $xxxxand reported servicing problem as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on online assess advised of steps to reset password confirmed username that borrower provided will call bank to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated made the payment online on xx/xx/xxxxAdvice borrower the payment is in Tran. Borrower stated they have setup the promise to pay online for $xxxxon xx/xx/xxxxAnd stated the reason for default as borrower thought they was on auto draft. Servicer advice it was setup for June payment and borrower hung up the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916212	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938550	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in for payment due and provided online bill pay information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948583	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made a phone payment of $xxxx(FAD & FEB 2/26). And stated borrower lost second job, but adult children living with them just secured employment today. Income reduced; prefers not to receive L/M package and Payment made via phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxxa verbal fee dispute was received. The dispute was resolved, and the servicer confirmed the dispute and There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower contacted regarding online access issue. Borrower reported receiving an error message stating the site is not secure. Apologized and advised that the issue is known and currently being worked on. Borrower mentioned payment is due tomorrow and was attempting to make the payment online. Borrower inquired about alternative payment options, stating they haven’t written a check in a long time. Advised borrower is enrolled in ACH; payment of $xxxxwill be drafted automatically on the due date. Also advised payments can be made over the phone via representative or VRU with no fee. Confirmed account details for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and servicer provided amount due on the account. Borrower made payments in the amount of $xxxxand $xxxx and servicer provided confirmation numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding advised due for 04/202025 payment , stated they were on ach advised no ach on file since 2023, and last payment received was payment, online on xx/xx/xxxx advised options for ach.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304958506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and borrower lives in the property. Borrower no longer needed loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007784	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about payment plan but denied loss mitigation offered by the servicer. Borrower advised they will make September month payment in a few days and October month payment on xx/xx/xxxx Borrower also inquired about making principal curtailment payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Comment dated xx/xx/xxxxindicates flood damage in the property. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927914	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and make payment   said was out of work for couple of months as payment late and back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948561	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired on payment plan. Servicer advice will transfer the call to the payment specialist. Borrower wanted to know when the payment can be made. Servicer advice as in February Borrower stated will make the payment on xx/xx/xxxxfor $xxxxalso stated the reason for default as car issue and inform the servicer that they will bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304938520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with the borrower regarding the outstanding balance. Borrower acknowledged the dues and promised to pay in the amount of ₹2022.96 on 05/02, covering March and April installments along with associated fees. Borrower mentioned experiencing issues with the website, specifically, when attempting to log in, the webpage fails to load properly. Advised borrower to try accessing the site using a different browser or device and to clear cache/cookies. Offered further assistance if the issue persists
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand scheduled payment for $xxxxfor xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss the account borrower made payment for $xxxxand scheduled payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and stated Plan was kept. Updated to 1 payment of $xxxxdue by xx/xx/xxxxd another plan added for $xxxxdue by xx/xx/xxxxay 20 payment in transit. Loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and wanted to know about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on account information saying scheduled payment due. Advised if has not logged in to make a payment at least a week should be safe to make a payment due on xx/xx/xxxxcould be just a working issue on the site.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948517	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower made payment online in the amount of $xxxxon 5/9 and will try to include may payment but if not may payment will be made online at latest by 5/23 on next pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Property damage was reported due to water and DOL is xx/xx/xxxx  Repairs need to complete and claim check has been endorsed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they are going through with divorce and need the 1098 form that shows 80% of interest paid per counter ordered. Servicer advice the borrower to send the written request to research department to see if they send the correct 1098 can be send to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to advise of amount due in the amount of $xxxxand borrower promise to pay online on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
304938486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding payment and borrower inform reason for delinquency as they thought already payment made. Borrower made the payment by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927867	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding modification status. Borrower stated trial payment needed in April. Agent advised modification agreement still in process. Agent discussed terms of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304958457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about payment for the month of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304968527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968518	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978546	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower had a question about BillPay. They couldn’t enter the corporate address, so they were advised to search for Dovenmuehle. After that, they were able to add DMI as a permanent payee to their checking account within 7 days.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Called to the borrower advised disregard the call payment online xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958436	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment was returned due to NSF and advised to borrower loan is in delinquent since November 2023 and borrower did not give a validation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and borrower advised May and June month payments will be made online on xx/xx/xxxxand July month payment will be made by xx/xx/xxxx Borrower stated they are currently out of work for 8 weeks without pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on Discover loan. Borrower made online payment on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand promised to pay $xxxxon xx/xx/xxxxand $xxxxon xx/xx/xxxxand stated will mail in December month payment by xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968502	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and payment was made by phone in the amount of $xxxxIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Onxx/xx/xxxx credit dispute was resolved.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968500	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower inquired of payment received, agent advised Yes and confirmed date 10/7/2024.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988492	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on online access and setting up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007710	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was advised about the details and also informed about the website details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998420	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and wanted to know if payment received for April and late fee and May
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute has been raised and resolved on xx/xx/xxxx
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958400	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and discussed the reason for delinquency on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304978495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for December for $xxxxalso schedule the promise to pay for January for $xxxxand stated will make the payment on time. also stated no hardship. Servicer advice the payments was late for past few months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988472	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948438	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry for payment amount and due date. Advised $xxxxis due for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxx there was roof damage to the property due to hurricane. There was lost palm trees in yard. Claim was filed. Customer is still working on repairs. No comments found repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304927781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke to borrower and borrower  made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower requested to set up ACH. advised options to set up online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and borrower thoughts payments were set up on ACH payment made online 09/04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938366	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and did pay by phone in the amount of $xxxxfor March payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxx late fee dispute was raised, and the servicer resolved waived off the late fee on xx/xx/xxxx
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304998395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired got the principal amount and inquired about updating auto clearance house to include principal and borrower would like to their monthly payment to be drafted from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916059	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised that death in family. and paid of funeral expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand borrower stated they has been discharge out of bankruptcy since December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower to inform that may pending payment and loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment onxx/xx/xxxxthe account is current. Therefore, the reason for delinquency as borrower illness is not material.
304927743	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and stated that the mortgage is not included in bankruptcy. Servicer advised that the account is being monitored, and borrower has to keep making payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer reviewed transaction history and updated transaction history. Issue is resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998368	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding stated property owner occupied and reason for delinquency due to death of son and illness of husband is resolved and able to resume payments but unable to reinstate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304938331	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and said that borrower is self employed an did not worked for approx. 3 months and was advised of auto draft also assistance with the assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated unemployment and just found a new job doesn't know pay dates, in June will receive big check of $3500 and will pay off account with that. Agent advised about loss mitigation options and borrower showed interest.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304948389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on waiving late charge. Advised servicer can waive late charge as a onetime courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304938323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower inquired regarding disbursement of loan origination funds, agent advised TAT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007646	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304916025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called to update phone number and Social Security Number. They lives at the property. Borrower best contact is already listed in LCOM. borrower said had trouble setting things up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called inquire about online access stated needed to update email online advised not regarding need to full loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968402	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304927703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated cannot control how they are paid and believed the auxxxx would cover one payment. Took Pxxxxone for $xxxxfor FAD and ADV. Plan changed to 1 payment of $xxxxending xx/xx/xxxxo inspection required. Account to resume with auxxxx on 01/11; borrower provided LSC.com for LM review. Borrower interrupted call, stated they would hang up due to time constraints.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and inquired on online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on payment plan advised will to payment specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and mentioned they made two online payments: $xxxxonxx/xx/xxxxd $xxxxonxx/xx/xxxxt they are not sure if it went through.  They were advised to use the website for future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding promise to pay online through November and thought that made advised default activity continued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquired about payees' information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968339	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer stated ACH was set and just found no payment was drafted for last month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquiring on yexxxxtatement and looking for 1098 to which agent advised it was sent to their email address by xx/xx/xxxxand when borrower checked it was in their email. Agent advised borrower on full amount due and stated they got behind on mortgage and has to pay $600 extra till 03/31 to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305007580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized third party called and reported that the payment website appeared unsecured on Safari. Agent advised to confirm the URL and try using Chrome. A late fee was waived as a oxxxxcourtesy, and a confirmation letter was sent. Payment issues were discussed, and the borrower confirmed making payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made a promise to pay $xxxxon xx/xx/xxxx Borrower also advised reason for delinquency was unexpected bills in June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxfor August, September, October and November payment on time. Agent advised that autopay not drafting due to last payment paid late July to August since delinquent. Borrower called only after receiving a statement; advised to check with the post office as August and September statements were returned due to no forwarding address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding advise on payment is in transaction in the amount of $xxxx Borrower stated reason for delinquency their income for disability stopped for 7 months and they went through divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304988339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding April month payment is pending and inform loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998256	2	[2] Currently Delinquent Mortgage [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968297	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire about updating the auto draft. Borrower gave me bank information advised that we have on file we don't file we don't have to do anything else.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer stated payment was made and trying to PPVDMM. Advised can't discuss until PPVD MM then be able to further assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay $xxxxand also wanted to set up ACH payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304968287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called and stated that the June and July payments did not process as expected, despite having set up automatic payments. A payment of $xxxxwas made by phone to cover both months, and it was confirmed that the automatic payment will now process on the 2nd of each month, provided the account remains current and no payments are returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer confirmed payment made by phone in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998238	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay $xxxxon xx/xx/xxxxand reported excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number. Borrower also promised to make a payment in amount of $xxxxon xx/xx/xxxx Borrower stated reason for delinquency was illness of spouse for past four years and other expenses and obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304958189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about to remove escrow that was denied to which agent advised need written request with signature send them to the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304938166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made pay by phone in the amount of $xxxxrrower will set up ACH for 01/02 payment Borrower will call back to process payment of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304978277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower calling to confirm payment arrangements after experiencing financial hardship due to unexpected medical issues in March involving a family member. They provided consent to receive calls and texts on their mobile number and email, and committed to a biweekly payment plan with scheduled payments of $xxxxon July 12 and $xxxxon July 26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998207	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower will pay $xxxxon 06/20.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called and raised fee dispute on xx/xx/xxxx Fee dispute has been resolved on xx/xx/xxxxas late fee charges waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007517	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire payment amount and due date. Agent advise due for the xx/xx/xxxxpayment and letter about deferral was mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxindicates Borrower said they were affected by hurricane and living in the property and there was roof and siding damage. Comment dated xx/xx/xxxxindicates there was notification of damage to the property and there is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304927507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand agent advise to allowxxxxiness days for payment to clear. Borrower called in because they got a letter of estate and agent inform there was an error and send the letter by mistake.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding confusion about the loan being with Capital One, but was advised it is actually a Discover loan. After verifying the account, the borrower was transferred to the Discover collections department and discussed making payments for April and May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304968217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding loan status. Agent informed loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay by phone in the amount of $xxxxason for delay was delay in receiving payment by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304958114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower advise due is $xxxxand stated they were unable to get online to set up draft and make payment. Borrower pay by phone in the amount of $xxxxand confirmation number provided. Borrower try to get online and if they able to setup auto draft and agent advise successfully they will receive letter inxxxxys.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called on February 18, 2025, about a payment of $xxxxey said the March payment of $xxxxwill be made by March 1. Although autopay was set up, the money wasn’t being taken out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked with borrower regarding deferment process and next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in payment and borrower stated hardship was excessive obligation due to work was slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998100	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiry on reaffirmation .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  As per comment xx/xx/xxxxFee dispute was raised and the same has been resolved.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the check endorsement and agent transferred the call to loss draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304938034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about the auto draft. Servicer advice the payment was draft on xx/xx/xxxxand the ACH was setup for online on xx/xx/xxxxAlso servicer advice the payment for march was not received Also advice the borrower they can go online and manually draft the payment also stated if borrower did not make the payment today the late charge will assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire on Automated clearing house cancellation. Servicer advised it can be cancelled over the phone and cancellation requires 2 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke to the borrower discuss the account details borrower said will make the payment online for  $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304958035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and completed payment of $xxxx(Conf #8539225). Servicer advised payment is effective 5/5/25 and may take 1–2 business days to clear. Borrower also inquired about April payment posting; stated payment was sent from bank on 3/4/25. Servicer advised to email bank statement showing cleared funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding disbursement of loan origination funds and as per notes on act conformation of Automated Clearing House AUTO payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and make the scheduled payment for xx/xx/xxxxand hung up the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and stated why April payment was not auto drafted and why late fees was assessed. Agent advised due to not enough time to send request to draft April payment and borrower requested to remove late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower, and the borrower advised payment in amount of $xxxxwas already sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007380	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment, which was unable to be located and agreed to process pay by phone of $xxxxfor 5/17 (Conf #7913565). Servicer advised incorrect automatic clearing house information and declined to poxxxxor process 5/20 payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304998038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke with borrower regarding who states the made payment and inquired when and borrower states not sure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304998029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding payment due to which agent advised February payment was returned due to insufficient funds and also advised on pay by phone. Borrower stated they do not have account information and will need to call back for payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304927290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand confirmation number provided. Borrower forget to make payment until received letter of delinquent once the payment is process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304948045	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to schedule payment for $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915704	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxby phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304968021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding permission for contact if anything changes on this loan within 7 days. and also advised borrower on auto pay and advised was to start in june and may was not paid and also, he wants autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997987	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  Comment dated xx/xx/xxxxindicate that the chapter filed in xxxx filed on xx/xx/xxxxand was discharged on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and advised delinquency due to payment dispute and also 0tated payment was attempted on 5/4 but not completed. Will not process without confirmation number. Servicer advised payment by phone can be done free of charge. Borrower agreed to pay $xxxxonline after call; declined draft due to internet issues as borrower was away from home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997974	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304978026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to mention that May and June payments were mailed, but checks have not been cashed. Borrower confirmed they have not received the payments yet. Servicer informed mailed a $xxxxcheck. Servicer advised borrower to consider using one of the free payment options to avoid mail delays. Borrower thanked for the suggestion and ended the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called promise to paid online $xxxxDecember and January 02/24 by the 15th reason for default thought borrower had ACH set up was attempting to access website to see if set that where borrower first submitted information but wasn't able to view permission to in 7days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower stated they have received a letter about their payment and borrower informed they will have payment by 19th June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304988020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to get loan number to register servicer helped borrower with his queries.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and provided hardship reason as business failure and stated should be picking up first of the year. Borrower promised to pay online in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947974	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and borrower advised1 payment of $xxxxending xx/xx/xxxxs made. Payment in transit and DMI web automatic payment enrolled online."
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304987991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and inquired about the due date for August and September, and auto clearance was returned due to insufficient funds borrower required principal payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957901	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment xx/xx/xxxxindication damage to the property with the DOL of xx/xx/xxxx and on xx/xx/xxxxclaim check was endorsed and no evidence for 100% inspection done and repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and call was transferred to loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on letter that was generated on xx/xx/xxxx Borrower stated payment was received on the 22nd. Advised borrower that payment was received and can just disregard the letter, Advised account is current next payment due xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305007250	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding asked for appeal to defer the payments to the end of the loan. Advised appeal is not needed and the deferral has already processed and will be getting letter on it in a few days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304967914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in wanted to know if payment received and servicer advised about double payment drafted and will be applied for July month. Servicer advised borrower can disconnect the drafting and can request for refunds as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987925	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquire about ACH. Made payment, confirmation provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987904	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment by phone in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915570	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304977884	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer was receiving letters and call for delinquent but first payment was misapplied. Advised loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937773	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform completed a phone payment of $xxxxe agent advised that it may take up to 2 business days for the payment to clear, and the effective date is xx/xx/xxxxhe borrower asked for the bill pay address and was given. Servicer asked borrower about making partial, xxxxly, or xxxxy payments. The agent said it's possible but recommended calling in partial payments to avoid them being applied as principal payments, which could be reallocated. The payment will remain in suspense until the full amount is received and applied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated xx/xx/xxxxcredit dispute is reviewed and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977869	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and servicer advised financial assistance department payment breakdown. Borrower will make an online payment of $xxxxtonight for May. June payment was made on time onxx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated payment will be made today in the amount of $xxxxand April payment will be made on 04/11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304957802	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Called borrower regarding Automated Clearing House form filled out within defiance account  numbers, Called to verify which one to set up the Automated Clearing House form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called inquired on changing the account and opened the draft task and advised 2 bus days to update and borrower stated would send in payment and then have draft on 1st of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about payment received. Borrower advised payment method was made online. Borrower got payment confirmation. Borrower will make payment. and borrower can go under profile to set up notifications.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and make payment and was informed about the auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding reduced income and advised will make November payment on time. Servicer Provided short loss mitigation and collection information. Borrower authorized callback. Poxxxx online payment of $xxxxfor Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make a phone payment of $xxxxe agent advised it may take 1–2 business days for the payment to clear, with an effective date ofxx/xx/xxxxhe borrower asked about making manual payments again, as they are currently unable to pay online. The agent said phone payments are possible and will contact the cashier department to remove the online payment stop. The payment required a supervisor override, but the borrower disconnected during the call. The agent will get permission to make an outbound call to follow up. The payment did not go through. A representative confirmed the payment stop expired onxx/xx/xxxxd can be overridden, but the borrower must call back to complete the payment and provide authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about the payment to which agent advised there is pending payment in the amount of $xxxxthat will post today for March payment and also there are no other payment showing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304915497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired on making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make to final amount due and they thought it was on draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915492	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer advised due $xxxxwas going to do but did not have information and it is different bank then previous.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957750	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947774	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised payment was misapplied on xx/xx/xxxxservicer placed a request to move $80 paid on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding delinquency due to family illness and explained family member had surgery complications in Jan 2025, causing missed work and income. Both have returned to work and plan to make FAD payment of $xxxxonline on Feb 28; March payment expected by Mar 13. Provided hardship options. Declined loss mitigation package. Permission to call back confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304927004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired on online access and needed loan number to register hence agent provided loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304967764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937648	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about modification servicer advised account transferred to Loss Mitigation. Borrower declined offer and requested to opt out of deferment due to credit impact. Also requested to resume autopay and make a payment and also stated entering forbearance was a mistake and credit was affected. Servicer advised credit correction request was previously submitted once current, Borrower can be removed from Loss Mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On xx/xx/xxxx the borrower called regarding wildfixxxxed property damage and income loss. borrower confirmed staying at the damaged property, reporting ash, debris, pool damage, and loss of trees. borrower was facing financial hardship due to repair expenses and reduced income. borrower was in the process of contacting homeowner’s insurance for assistance. On comment dated xx/xx/xxxx damage notification was officially recorded. Comment dated xx/xx/xxxxindicates, Borrower confirmed is still living at the property and has filed an insurance claim. No evidence of repairs completion or 100% inspection completion found.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304997731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquire about online access to the servicer to which agent assisted with the website and advised to register. Borrower also requested to delete ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304947736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and stated they get paid xxxxy. Borrower also informed reason for delinquency is excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967745	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding complete pbp amount of 967.59, advised to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304957708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxalso stated the reason for default as borrower thought they have made the double payment in March servicer advice they did not receive the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer schedule a payment in the amount of $xxxx which was applied to the suspense funds. Customer informed payment was made in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promised to pay January, February and March payment. Borrower messed with auto draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on xx/xx/xxxxand there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937615	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower to discuss account status and subsequently sent the xxxxSCRA notice to inform them of their rights under the Servicemembers Civil Relief Act.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937587	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304915400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated reason for default is excessive obligations. Not able to pay on time. February payment set up. Advised about late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305007039	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and call was transferred to bankruptcy department. Borrower wants to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304977680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Right party contact called regarding promise to pay pending on 02/07.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on refinance as borrower interested in lowering interest rate. Borrower also inquired on payment breakdown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand schedule $xxxxon xx/xx/xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay for November, December and January. Borrower requested auto clearing house form. Borrower paid biweekly next payment on 01/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower completed promise to pay amount of $xxxxvised to allowxxxxiness days for payment to clear bank, payment is effective xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in and informed that the payment has been made on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  borrower called to planned to make a $xxxxpayment online on 3/06 and thought the account was current because a check from their church was sent on 2/10. The agent explained that the payment was received on 2/14 but returned due to the wrong payee. The borrower was advised to follow up with the church to confirm they received the check and can reissue it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947632	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that making both payments together on 06/27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Authorized party called in to make the payment on the account also mentioned that late charges should be waived and gave online details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment. Borrower stated could not make payment due to not having enough to cover payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The payment of $xxxxfor January and February was planned to be made over the phone, but the person didn’t have their bank details. They will call back in March and make the payment via ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called stated loan was supposed to be reinstated and wanted to bring up to date with payment, Advised to foreclosure for future information is not displaying greeting at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304987635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding ptp online on xx/xx/xxxxin the amount of 605.21 for june payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made online payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926838	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to pay by phone in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997567	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment of $xxxxand advised to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates there was a credit dispute regarding payment and advised matter is frustrate and comment dated xx/xx/xxxxstates advised can dispute with credit bureaus and funds are still and asked for clarity on how want the funds applied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and completed paid by phone amount of $xxxx Advised to allow 2 business days for payment to clear bank, Payment is effective tomorrow. No fee borrower stated has not been able to get online to make the payment. Borrower was going thought the make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987616	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called regarding late payment. There are payments are coming late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977583	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to Borrower. They called to ask about opting out of Loss Mitigation. Borrower said they no longer need help with Loss Mitigation assets. So, an oxxxxask was created
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx  As per the comment dated xx/xx/xxxxborrower filed for Chapter 7 bankruptcy in the Northern District of Illinois on xx/xx/xxxx The case number is xxxx. Borrower received a standard discharge on xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer informed payment made online in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997538	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire about online access and needed to setup the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997527	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower agreed to make a payment on 06/20  for $xxxxat the bank. Borrower advised the June payment will be in by 06/30.  Agent advised of collection efforts and credit reporting. Advised borrower to have payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment onxx/xx/xxxx the borrower accepted a promise to pay on 6/20 and 6/30 to bring the account current. Since we only have comments throughxx/xx/xxxx it is currently 60 days delinquent.
304977552	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated reason for default is excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305006929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about online assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and inquired about the fee and expenses and informed about late charges and was advised no fee on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower inquired about retaining an additional principal payment of $xxxx requested to remove it, and was advised of the option to delay up to 10 days or draft on the 15th. They also reported website access issues, confirmed account details, requested an ACH change, and were informed of the update process, including mail timelines and verification requirements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment in the amount of $xxxx agent advised to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower made a payment through online $800 onxx/xx/xxxxstill it is showing pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in regarding the principal balance payment in the amount of $xxxxand clear the payment within 2 days effective on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called regarding a fraudulent transaction where their bank account was compromised approximately three weeks ago, resulting in a loss of $xxxx Chase Bank denied the claim, but the borrower is actively disputing the decision. The borrower has promised to make an online payment of $xxxxon January 24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquire if any payment is pending and servicer advised last payment was made on xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957483	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the status of their payment draft and plan setup. Agent advised that the draft is still active and confirmed there are no issues going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006873	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and inquiring about the payment deferment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxindicate that there were damaged to the property and was affected by the xxxx the roof was damaged and there is no indication of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304937360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and confirmed payment of $xxxx(Confirmation #8416964) was made. Borrower advised financial hardship due to family member being out of work since December and is currently working other jobs while seeking employment in their field. March payment expected by cutoff date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called as was fully verified and made a phone payment of $xxxxfor May. Later, the borrower called again to pay the balance for June, also $xxxx with confirmation. No fee was charged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower thought the paperwork to make payment on February not January will look at paperwork.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquired about the removal of name from title. Servicer transfer the call to special loans department. Also borrower inquired about refinance servicer provide the phone number to borrower. Borrower also inquired about updating the deed. Servicer advice to send the written request to special loans by mail or fax and allow the 24 to 48 hours to receive the response and review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304987493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding stated that due to fraud on bank and borrower didn't realize bank return this payment in May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire if payment is received to which agent confirmed on xx/xx/xxxxfor $xxxxwas received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305006820	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997403	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding the loss mitigation and servicer advised account removed from the loss mitigation due to account is in good standing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated xx/xx/xxxxindicates house was damaged due to tree fall on property due to Hurricane on xx/xx/xxxx Comment dated xx/xx/xxxxindicates loss draft check was endorsed and returned to the borrower for the $xxxx There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304947393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977419	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and wanted to speak with supervisor as they were supposed to be on forbearance for a few months and payments paused. Took sup call borrower 1 was upset was to be on forbearance due to Hurricane and auto draft was to restart 12/20 to which Supervisor advised auto draft will not restart until shows current. Borrower 1 will have to send borrower 2 bill pay for November and December and will call back after paid to check on Flex pay. Waived late charge.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxx payment dispute was raised by the borrower and the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxx non monitored claim and borrower inquire about check in the amount of $25000 for the date of loss as xx/xx/xxxx Borrower stated the claim check needs to be endorsed so the agent provided with the loss draft department number and transferred the call. On xx/xx/xxxx loss draft check received pending processing. As per comment dated xx/xx/xxxx borrower stated had to leave the property due to Hurricane and did not contact the insurance reason being had outside damage and their deductible is $6000 and it is less with them fixing and paying out of pocket.  The damage repair amount is estimated at $xxxxroperty repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304977415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated that made payment online. May payment was posted onxx/xx/xxxxand June payment was posted onxx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304987451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to discuss about online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in advised about amount due. Posted payment. Reason for default mentioned as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947369	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to give disclosure property occupied lost call as borrower was explaining the reason for this call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment xx/xx/xxxxborrower advised his home has been damage due to hurricane xxxx and stated roof shingles had to be replaced. on xx/xx/xxxxcomment indicates borrower was impacted by natural disaster and there is no evidence for 100% inspection completed and no repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304937280	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Spoke to the borrower. They promised to pay online in March and April $xxxxon 6/5 and $xxxxon 6/27. In June, they promised to pay on 7/12, and in July by 7/28. They are paid biweekly and have extra funds to make the 6/5 payment and the next one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304926641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment of $xxxx Servicer advised to allowxxxxiness days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower thought draft would be start in sept, agent advised will start in Nov and can manually draft Oct, Dec.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967378	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower and confirmed rigxxxx contact; borrower verified personal and property details, stated the hurricaxxxxed hardship is resolved, and confirmed ability to resume monthly payments of $xxxx but requested deferral review due to inability to pay the forbearance amount in full or via repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower as per the comment dated xx/xx/xxxxreported being impacted by xxxx, with major damage to the property in xxxx. The borrower stated the hardship is now resolved and they can resume regular mortgage payments of $xxxxe borrower reported needing approximately $2,000 for property repairs and stated they have been unable to work for the past two weeks due to the impact of a natural disaster. A temporary hold was placed on late charges and credit bureau reporting due to the natural disaster impact. There is no information about the repairs being starts or damage being resolved.  There is no information about the claims either.  The damage repair amount is estimated at $xxxxroperty repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding auto pay set up set to beginning in June and advised payment in transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer scheduled a payment in the amount of $xxxxon xx/xx/xxxxfor January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called in and borrower promised to pay of $xxxxand $xxxxon xx/xx/xxxxand xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977324	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account and inquiring about the late charges waiver and was advised can waive late charge as one time courtesy waived fee and letter sent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated indicate that there is a damage to the property tree damage and no evidence of 100% inspection done or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment.  Borrower stated that waiting on money.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304937209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower was told they didn’t need to make the December payment. It would be moved to the end of the loan because of loan issues. The case was transferred to customer service for further action.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated reason for default is death of family member and wildfire. Borrower wanted to make two payment and have late fees waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding modification. Call transferred to loss mitigation department. Borrower made payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926557	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and discussed about late payment in the month of May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926556	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and wants to make a payment and to let us know that the loan is going to be referred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304937187	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding collection of payment. Borrower wanting add two days was about to read disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stating thought auto pay was setup online xx/xx/xxxxfor $xxxxand was expecting funds to be deducted borrower advised to make the account current and then setup auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand scheduled payment for $xxxxon xx/xx/xxxxand reported excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on auto draft and delay in draft and agent advised December payment was received on 11/02. Agent advise next payment due date is xx/xx/xxxxand account paid ahead 1 month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payments was misapplied and confirm misapplied payment on xx/xx/xxxxin the amount of $1020 to pay for December and January payment was applied as December, fees and additional principle opened and please apply paid fees, late charges and suspense and apply has January payment in full. Agent advised payment will be effective when it was made. Borrower concern credit reporting and advise due to misapplied funds can be corrected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent talked with borrower regarding intent to keep property and inform reason for delinquency as spouse injured and income reduced. Borrower advised letter of requested documents have been mailed which can be used for checklist and any updates borrower will send homeowner association, taxes and make correction to loss mitigation package. Borrower needs time to gather requested documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
305006707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to schedule the payment for xx/xx/xxxxin the amount of $60711 for November payment including late fee. Borrower stated the reason for default as unexpected car repairs and holidays.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977248	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number. Servicer advised loan is due for xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and neve received the statement or anything for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304915034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated they already made payment for the month of January and servicer advised it was applied to principal. Servicer advised they will reverse the payment and apply it toward January month payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997266	3	[3] Lien is not in first position. [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they cannot afford lump sum and repayment plan and stated they want deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property located in FEMA disaster area and no damages in file.
304987315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated their spouse is sick was in the hospital in an out and just came back home. Borrower had to pay for their medical $xxxxa month and the borrower is paid xxxxy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304937143	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and request to pull the money from 401k savings to get current also waiting for 401k approval request. Servicer advice the loss mitigation options to borrower. Borrower stated the reason for default as borrower left the money in stocks and having a other bills to pay also borrower was not sure when they will get paid and when they will be able to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment. Borrower authorize to husband and wanted to authorized. Authorization form sent via email on file. Borrower completed payment by phone in the amount of $xxxxand provide confirmation number for the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304967266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called and stated not interested advised not selling anything advised due $xxxxwomen.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and requested appraisal report to be sent by fax. Servicer raised a request and provided turnaround time of 3 days. Borrower also inquired about current appraisal amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and promised to pay $xxxxon xx/xx/xxxxand $xxxxon xx/xx/xxxxand wanted to setup autopay servicer suggested autopay will resume from next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inquire on flex draft or budget drafting and agent advised we do not offer but advised borrower how to make partial payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997228	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and was informed the account is active and in loss mitigation. Borrower wants to make a payment, so was informed  transfer to a representative in the loss mitigation department. Servicer summarized the call and transferred to extension. Later, the borrower called again and  wants to pay off the balance owed through March, including the late charge. Borrower made a payment of $xxxxrrower stated no longer needs loss mitigation and wants to opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxindicates there is fence damage to property due to hurricane. Thera re no other comment that indicates repairs are started or 100% inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957220	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On xx/xx/xxxxa written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute. And comment dated xx/xx/xxxxand xx/xx/xxxxthere were late fees dispute and those were also resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in regarding final amount due and no promised when this payment will be made and call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment. Borrower made payment by phone of $xxxxand provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304914961	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer advised caught covid and went into crisis almost had a attack was hospitalized for two weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illnesxxxxgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated xx/xx/xxxx customer inquiry on check needing endorsement. Customer stated received an check for roof damage. Customer stated due to wind tree fell on roof on xx/xx/xxxx On dated xx/xx/xxxx claim check was endorsed and returned to field in the amount of $xxxx comments found repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called and spoke to the borrower and set up the online payment for the amount of  $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform payment is on auto draft from February and agent advised auto draft effective from 04/2024.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower requested to skip ACH for the month of June, agent confirmed account is on ACH and can skip draft. Agent also advised borrower is responsible to make payment manually and advised grace days 7/12 but since its a Saturday borrower has till 07/14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304937042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxand confirmation number provided. Agent advised January payment should be draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304937039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that they wanted 2944.44 that posted to their account,  agent advised payment is not shown on our end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304957147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to discuss payment status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304947107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment of $xxxxwas sent via investment company also did $650 via online bill pay 10/9 advise that not received either payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment and bring the loan current and paid in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304997129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304987150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006531	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called asking about available payment options. Servicer advised that options may include reinstatement, payoff, or loss mitigation assistance. Servicer informed borrower that a written request is needed for reinstatement and that it may take 5–10 business days to hear back from the attorney’s office. Waxxxxferred the call to the loss mitigation team (MMZ) for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304947021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding principal balance payment in the amount of $xxxxfor xx/xx/xxxxand borrower need assistance stop the payment on account due to doesn't know who is stopped previous payments and due is FEB payment $xxxxit will be auto drafts on the file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304977001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304966989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in stated did not got the bill. Borrower stated if get the bill will pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304976938	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding due payment and asked to pay and not calling about that received so many foreclosures and explained was in delinquent on loan due to 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966977	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in on making payment. Servicer advised to transferred to payment specialist. Borrower wants to make 02/2025 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in, was advised of a $xxxxpayment due, and made the payment by phone on xx/xx/xxxxonfirmation #8613127); plan was updated accordingly. Contact info was verified, no inspection was done, and permission to call back was granted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304914733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966917	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower inquired on making a payment and discussed about bankruptcy status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304914725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304976852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that there is funds in the account don't know why was there is non sufficient funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304926078	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to request statement and advised payment for January was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304936775	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire on loss mitigation deferment status and stated made payment servicer confirmed received it on xx/xx/xxxxbut not posted yet for May due date.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  As per comment datedxx/xx/xxxxborrower reported credit dispute however no response is sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated xx/xx/xxxxborrower reported property damage due to Hurricane and stated Fence were knocked down, pool screen torn off.
However no evidence of property damage was repaired or claim being filed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304966864	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304986920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was advised that the account is current and disregard the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding to make payment for tomorrow and confirm the status of the payment made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304936729	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304914658	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regard to autopay setup and servicer advised autopay was returned on xx/xx/xxxxdue to nxxxxcient funds and October payment was not drafted because account was past due. Borrower made a payment in the amount of $xxxxrvicer provided confirmation number and advised borrower that autopay will resume for November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304926003	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and informed about the medical payment and mentioned as reason for delinquency as excessive obligation. Borrower does want loss mitigation package. Borrower wanted to make online payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304956843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding and inquired if payment received and advised no. Borrower advised that the there was 2 payments made in January and then borrower has made a payment each month after.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304936682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxx also advice the borrower to make the payment by own until received the notification of 1st draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called  and said made the payment. Borrower spoke to a representative who confirmed the loan was current. Borrower said that made two payments in December, but was advised that only one payment was received. Borrower called again to confirm a payment made on 2/7/25. Servicer advised that the payment was received. The December payment was applied to November, and the January payment was applied to December, so January still shows as due. Borrower made a payment of $xxxxon 2/7, and February will be paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304976681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Agent called borrower regarding payment and payment made by borrower in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to get payment applied correctly and sent task.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304946674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make March payment and agent advised loan is current and next payment due is on April 28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006230	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower promise to pay online on 01/07 in the amount of $xxxxfor December payment plus fee. Promise to pay ACH setup for January payment in the amount of $xxxxrrower was upset and wanted to complaint also when they went on portal nothing was showing to be due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304925806	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment in the amount of $xxxxEVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304936499	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talk to borrower was working with loss mitigation and has now been transferred to spoke with loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per the comment dated xx/xx/xxxxspoke with the borrower. They called to say  facing financial hardship due to a recent hurricane. Borrower home has minor damage, mostly outside. Fallen trees cut off water supply and knocked down fence. Borrower reported the damage to insurance company. Borrower income was affected because they earns through commission and couldn’t work as usual due to shutdowns. Borrower was informed about forbearance options and when to follow up. They understood the information. There is no evidence found regarding repair were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305006173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding for December payment amount made and confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made payment of $ 1252.54 and wanted to setup auto payment. Advised auto pay is set and will start from February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966606	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called in regarding the payment due of $xxxxe borrower has stated they will not be making any payments at this time and plans to file for Chapter 13 bankruptcy in January 2026 due to the need to make payments to file. They have requested that we cease all direct contact and instead communicate only through their attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304925751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304914457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding the payment made on 2/18 and agent advised payment was returned due to insufficient funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and stated borrower was unaware he was a payment behind and Prev rep did not advised him of that, advised per nots on xx/xx/xxxxwas advised payment was late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304946488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower wanted to know if payment received for December advised yesterday next due is 01/03 borrower stated payment should be received by tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304925665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and advised about the loan information. Borrower wants to update the statement balance need to transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304946447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make January payment and not sure when they will make Feb payment due to slow work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996492	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in advise family emergency has been resolved and as of march payment $xxxxfor June, July and august.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304914360	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they are not able to access the website and borrower made the payment today. Agent advised to turn off the xxxx they cannot get on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304966405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304946320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower stated they made online payment weeks back in the amount of $xxxxrrently they are travelling and will check what happened.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304914268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made sept payment in the amount of $xxxxon 10/03, oct payment on 10/7 and sept payment on 9/1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996388	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and promise to pay in the amount of $xxxxon 07/31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower regarding natural disaster. Borrower confirmed not impacted by CA fires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304976341	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304956356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower called who states borrower made payment online $xxxxtodays and Feb payment will be in by the 17th $xxxxason for default is borrower is sick with flue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304986406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment for December was paid in January and also advised account is current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304936155	3	[3] Lien is not in first position.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304946237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304956306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304925415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Talked to borrower, borrower inquired on not being able to log into website, agent suggested to reset password. Borrower stated that they received message stating username or password were incorrect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304925374	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304936100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304976230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304966239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired on disc loan collection not discover training on missed call, borrower stated will make payment this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304956231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305005835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304925302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about next due date. Borrower got a letter about the extra $50 that was sent in March payment. It was applied to the late or bad check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304976144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to make the payment online for $xxxxrvicer ask the reason for default borrower stated as layoff from work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304914026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to inquire about the payment received to which agent confirmed date and amount is processing online for $xxxxrrower also set up for ACH and agent advised that they would then be due for the October payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304976091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and made a phone payment of $xxxxon xx/xx/xxxxand agent processed and provided the (confirmation #8545442); May payment was scheduled to draft on 05/13 but failed due to insufficient funds, no hardship claimed, and plan was kept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304976088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower was called forgot to make the payment and set up an automatic clearing set6 on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304986201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer inquiry about payment amount and due date. Advised payment in the amount of $xxxxdue on NovembxxxxVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304946014	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.  The proof of claim was filed xx/xx/xxxx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304986155	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called to make a payment. Call transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304946008	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status on the file. Borrower made payment in the amount of $xxxxIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated on xx/xx/xxxxstated that there is damage to the property. Borrower explained the hurricane impacted right before the payment was due. Borrower has filed insurance claim. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304966013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and said will make payment online as facing issue with portal and said will wait till payment go through advised of grace period and no late charges .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304975989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304935820	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquire about ACH returned. Advised returned due to insufficient funds. Advised need to pay with the help of other payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304945945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $xxxxfor xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305005644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to inquire about payment and due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304925063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquired about the ACH setup and wanted draft the payment on 1st Servicer advice not able to draft the payment early advice can have the payment draft on due date or up to days. borrower make the payment for $xxxxAlso stated the reason for default as they have made the payment online and need to check if they have received the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304996034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer informed regarding reason for default. Customer informed that xxxxwer made payment in the amount of $xxxxon xx/xx/xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304986035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304986033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer require to skip ACH for February. Confirmed account is on ACH and can skip draft. Customer made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304986031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called regarding to make payment by next Friday xx/xx/xxxxand not sure when can pay May decline repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304995968	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on xx/xx/xxxx  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxx.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304995943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding promise to bill pay $xxxx and also stated tried to pay online it will not let him give website ,advised will need to register.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304985955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment for $xxxxalso stated the reason for default as unemployment from October to January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304924899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Customer called in to discuss on payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304935632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304945772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower inquired about issues accessing the website. The borrower said they had been getting an error page for a few days. Servicer verified email address and loan registration. Also advised them to use the website address. The borrower mentioned they went to website, navigated borrower and was able to access the login page during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305005507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment for $xxxxand scheduled $xxxxon xx/xx/xxxxand reported excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304935615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to verify payments made online on xx/xx/xxxxand xx/xx/xxxxservicer advised no payments were reflecting borrower made payments servicer advised payments would take 2 days to clear from bank and will post for today borrower reported payment dispute as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304945706	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and set up auto clearing house for January payment. Agent advised auto payment would have started in February. Borrower requested to late change waived off. Agent applied courtesy waiver $xxxxrrower pay by phone $xxxx
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower raised late charge fee on xx/xx/xxxx Late charge fee dispute has been resolved on xx/xx/xxxxas borrower get waiver.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304965739	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called to inform they made 2 payments online last week and agent advised only 1 payment was posted on xx/xx/xxxx borrower stated they will make one payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305005304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and confirmed payment of $xxxxmade on xx/xx/xxxxr April. PTP of $xxxxset for xx/xx/xxxxr May. June payment expected by xx/xx/xxxxa Automated cleating house once current. Borrower stated Automated clearing house was set up but was unaware it wouldn’t start immediately for April."
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304945469	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in and will pay $xxxxonline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304995595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and said that reason for delinquency. Borrower was not made payment for the month of January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304913457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding a payment and advise to allow to business days for payment to clear bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304924413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in inquiry about changing payment date for ach and advised no longer able to change date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304995473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made payment by phone in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304975396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304935183	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and request the credit correction provided the fax and email to send the credit dispute and request to setup the ACH. Servicer advice the options to setup the ACH online. borrower inquired on ACH setup servicer advice that they have received the deadline for November to verify the banking information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated xx/xx/xxxxindicates borrower raise the dispute for credit correction and setup the ACH. Servicer verify the information and update the ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
304985449	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called and started making payment for the month of September and was not due till October. The payment was applied incorrectly as on 10/15 and 10/28 totaling to $10000.00 should go as monthly and $xxxxtowards principal. payment made on November 12 and 22 should be apply for December due. Payment for November 25 and December 09 should apply for January
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On xx/xx/xxxx a payment dispute was received. The dispute was resolved as the servicer confirmed and there was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304975198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called the borrower and the borrower advised that they are not impacted by disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304924163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made Payment by phone of $xxxxon xx/xx/xxxxorrower stated loan was obtained and Automated clearing house setup submitted, expecting payments to start 07/03. Payment didn’t process; Borrower said they were advised no payment was due and now lacks funds. Financials updated, unable to offer repayment plan. Plan 01 added for 1 payment of $xxxxending xx/xx/xxxxorrower requested loss mitigation package and was offered HUD counseling.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304935004	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304934993	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make payment in the amount of $ 1069.2 and scheduled for xx/xx/xxxx Borrower stated to stop the payment and did not want to affect the credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304945006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower said the payment was made on the 14th or 15th, but no amount was provided. To move forward, we need proof of payment. If it was made, please send an email to C/S@ymo.com regarding the refund or payment dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304924004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in regarding final automated clearing house paid and no promised to pay and no hardship indication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304975018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304923928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment of 1132.82 is payment for jan and feb.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
305004741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make a payment in the amount of $xxxxand servicer provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304974844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to check the status of the account and was disputing about the payment and was advised to send the payment proof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304974815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304944732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower requested to set up Automated clearing house. Advised options to set up online. Borrower requested verbal read Automated clearing house disclosure statement opened advised it will be effective for January that Nov and Dec needs to be paid before the draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304954761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in to make the payment on the account and was advised about the auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304994868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer contacted borrower to discuss about loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304994858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304934576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304923598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called and said they thought the ACH was already set up. The advisor is set, but the decision had to be made manually and wasn’t completed, so the ACH couldn’t start for the automatic payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304912656	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called regarding the net amount due of $xxxx was advised by the agent, made a payment of $xxxx promised to pay $xxxxonline on August 8, 2025, stated the August payment will be received on August 28, and mentioned the refund request was delayed due to an oversight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304984708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  The borrower called in to make a payment on 11/28. Servicer was setting up ACH payment which did not come out, borrower was informed about this issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304954611	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in made payment. Wanted to know if credit was hit. Advised on xx/xx/xxxxcredit was hit. Borrower asked to transfer the call to supervisor. Payment did not made on time due to ACH did not worked. Borrower raised credit dispute. Credit need to be reviewed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated xx/xx/xxxx  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated xx/xx/xxxxindicates borrower wanted to know if credit was hit. Advised on xx/xx/xxxxcredit was hit. Borrower asked to transfer the call to supervisor. Payment did not made on time due to ACH did not worked. Borrower raised credit dispute. Credit need to be reviewed. Advised to open CSOCCD to dispute the credit and advised to set up ACH verbally over the phone. On xx/xx/xxxxadvised to sent more details about credit dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304984675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  As per comment dated on xx/xx/xxxx Borrower inquire on making March's payment advised will to payment specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304944497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Servicer called borrower to discuss account borrower paid $xxxxand stated has been setting up autopay but unable to setup servicer advised autopay is effective for this month but since xx/xx/xxxxwas not paid so it didn't activated need to pay April manually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304923459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in regarding payment confirmation, borrower made payment xx/xx/xxxxonline in the amount of $xxxx borrower has auto draft set up but asked why her payment was not auto drafted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304934379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and inquiry if the ach is still set up, advised yes and also advised april payment would either need to be made or have it manually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304944423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304994571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx  Borrower called in and made online payment in the amount of $xxxx
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
304983743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A

Customer Loan ID	Loan Exception ID	Exception ID	Loan Status	Exception Date	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments
304959670	35505936	625	Loan Review Complete	08/15/2025	General	open		3	Loan is in Foreclosure
304999795	35505941	5638	Loan Review Complete	08/15/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304968833	35505946	6430	Loan Review Complete	08/15/2025	General	open		3	Title Issue -	Other
304983406	35505955	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
305000922	35505973	625	Loan Review Complete	08/15/2025	General	open		3	Loan is in Foreclosure
304967378	35506037	5640	Loan Review Complete	08/15/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305003692	35506046	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304939603	35506130	5638	Loan Review Complete	08/15/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
305003678	35506229	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
305002731	35506231	5638	Loan Review Complete	07/24/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
305002731	35506232	5640	Loan Review Complete	07/24/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304959228	35506254	5640	Loan Review Complete	08/15/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304937648	35506401	5638	Loan Review Complete	08/15/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304937648	35506402	5640	Loan Review Complete	08/15/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305006873	35506477	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304990088	35506489	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304990088	35506490	5638	Loan Review Complete	08/06/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304997266	35506499	17	Loan Review Complete	08/21/2025	General	open		3	Lien is not in first position.
304981157	35506507	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304981157	35506508	6430	Loan Review Complete	08/06/2025	General	open		3	Title Issue -	Other
304936155	35506529	17	Loan Review Complete	08/21/2025	General	open		3	Lien is not in first position.
304929473	35506536	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304916796	35506572	625	Loan Review Complete	08/21/2025	General	open		3	Loan is in Foreclosure
304989835	35506583	5638	Loan Review Complete	08/15/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304989835	35506584	625	Loan Review Complete	08/15/2025	General	open		3	Loan is in Foreclosure
304967745	35506609	5631	Loan Review Complete	08/15/2025	General	open		3	RFD - Borrower Illness
304983390	35506623	3538	Missing File	07/21/2025	General	open		3	Collection Comments - Missing
305007784	35506647	5638	Loan Review Complete	08/15/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304969632	35506708	6430	Loan Review Complete	08/15/2025	General	open		3	Title Issue -	Other
304933465	35506711	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304983603	35506734	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing					Seller Comment (2025-08-18): DHL LPG does not require this VOE at this point in origination process. Also acceptable to use Paystub if VOE cannot be obtained timely from TPSV
304931804	35506768	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304931804	35506769	6430	Loan Review Complete	08/06/2025	General	open		3	Title Issue -	Other
305010161	35506830	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304959491	35506860	5627	Loan Review Complete	08/15/2025	General	open		3	Cease and Desist Request Received From Mortgagor or 3rd Party
304932929	35506873	5627	Loan Review Complete	07/30/2025	General	open		3	Cease and Desist Request Received From Mortgagor or 3rd Party
304953245	35506882	5640	Loan Review Complete	07/30/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304981145	35506917	5638	Loan Review Complete	08/06/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304981145	35506918	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304941785	35506933	5274	Loan Review Complete	07/30/2025	General	open		3	Delinquent HOA Fees
304941785	35506934	6430	Loan Review Complete	07/30/2025	General	open		3	Title Issue -	Other
305008628	35506943	5631	Loan Review Complete	08/15/2025	General	open		3	RFD - Borrower Illness
304951229	35506966	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304962125	35506969	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304960758	35506987	5640	Loan Review Complete	08/15/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305009718	35506995	2	Loan Review Complete	08/06/2025	General	open		3	Foreclosure processing has been delayed.
305009718	35506996	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
305009718	35506997	5747	Loan Review Complete	08/06/2025	General	open		3	Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution
304919660	35507001	5627	Loan Review Complete	08/06/2025	General	open		3	Cease and Desist Request Received From Mortgagor or 3rd Party
304971958	35507037	5638	Loan Review Complete	08/06/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
305001538	35507077	5742	Loan Review Complete	08/06/2025	General	open		3	Written Dispute - No indication servicer responded to outstanding dispute in writing
304920564	35507515	3538	Missing File	07/21/2025	General	open		3	Collection Comments - Missing
304953293	35507618	5638	Loan Review Complete	07/30/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304953293	35507619	5640	Loan Review Complete	07/30/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305003680	35507629	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304961716	35507632	5638	Loan Review Complete	08/06/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304961716	35507633	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304992876	35507667	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304936499	35507718	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304973453	35507759	5640	Loan Review Complete	07/24/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305011700	35507790	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304982296	35507843	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304981851	35507926	5627	Loan Review Complete	08/06/2025	General	open		3	Cease and Desist Request Received From Mortgagor or 3rd Party
304928964	35508062	5638	Loan Review Complete	08/21/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304928964	35508064	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305011539	35508117	3538	Missing File	07/22/2025	General	open		3	Collection Comments - Missing
304981183	35508143	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304993091	35508153	6430	Loan Review Complete	07/24/2025	General	open		3	Title Issue -	Senior Liens
304932883	35508225	625	Loan Review Complete	07/24/2025	General	open		3	Loan is in Foreclosure
304932883	35508226	6430	Loan Review Complete	07/24/2025	General	open		3	Title Issue -	Other
304960456	35508265	625	Loan Review Complete	08/15/2025	General	open		3	Loan is in Foreclosure
304928681	35508287	5640	Loan Review Complete	08/15/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304928681	35508288	6430	Loan Review Complete	08/15/2025	General	open		3	Title Issue -	Other
305011701	35508290	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304983398	35508292	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
305009398	35508390	5640	Loan Review Complete	08/15/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304952167	35508426	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304933244	35508461	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304981576	35508534	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304962239	35508685	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304991382	35508739	5640	Loan Review Complete	07/30/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304973588	35508754	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304942834	35508862	5640	Loan Review Complete	07/30/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304993436	35508884	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304992029	35508921	5612	Loan Review Complete	08/06/2025	General	open		3	Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date
304929218	35508949	625	Loan Review Complete	08/15/2025	General	open		3	Loan is in Foreclosure
304929218	35508950	5638	Loan Review Complete	08/15/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304933336	35508965	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304951239	35508978	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304952988	35508989	5638	Loan Review Complete	07/24/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304983594	35509005	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304943483	35509006	5756	Loan Review Complete	07/24/2025	General	open		3	Mortgagor Deceased - Not clear or no information on executor/heir
304981667	35509018	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304993602	35509047	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304993602	35509048	5761	Loan Review Complete	07/30/2025	General	open		3	F/C Sale Date Scheduled Within Next 6 Months
304919469	35509075	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304952197	35509138	6430	Loan Review Complete	08/06/2025	General	open		3	Title Issue -	Senior Liens
304943176	35509143	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304943176	35509146	6430	Loan Review Complete	07/30/2025	General	open		3	Title Issue -	Senior Liens
305011894	35509166	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304977324	35509179	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304943493	35509274	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
305008398	35509306	5638	Loan Review Complete	08/21/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304960001	35509337	5638	Loan Review Complete	08/06/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304960001	35509338	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304973371	35509383	6430	Loan Review Complete	07/24/2025	General	open		3	Title Issue -	Senior Liens
304990914	35509409	5638	Loan Review Complete	08/06/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304981924	35509464	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304997974	35509558	5627	Loan Review Complete	08/21/2025	General	open		3	Cease and Desist Request Received From Mortgagor or 3rd Party
305001478	35509560	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304953277	35509663	3538	Missing File	07/21/2025	General	open		3	Collection Comments - Missing
304982230	35509722	17	Loan Review Complete	08/06/2025	General	open		3	Lien is not in first position.
304941197	35509747	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304947369	35509795	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305000962	35509840	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304997228	35509914	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304972637	35509931	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304972637	35509932	5612	Loan Review Complete	07/30/2025	General	open		3	Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date
304971874	35509962	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304943317	35510002	5627	Loan Review Complete	07/24/2025	General	open		3	Cease and Desist Request Received From Mortgagor or 3rd Party
304989380	35510008	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304920778	35510040	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304933175	35510084	6430	Loan Review Complete	07/30/2025	General	open		3	Title Issue -	Other
304943274	35510125	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304941107	35510145	5638	Loan Review Complete	08/06/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304941107	35510146	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304999835	35510169	625	Loan Review Complete	08/21/2025	General	open		3	Loan is in Foreclosure
304943498	35510185	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304950830	35510208	5638	Loan Review Complete	08/21/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304950830	35510209	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304981442	35510219	5638	Loan Review Complete	08/06/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304981442	35510220	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305010516	35510258	5640	Loan Review Complete	08/06/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304943298	35510284	625	Loan Review Complete	07/24/2025	General	open		3	Loan is in Foreclosure
304943148	35510315	6430	Loan Review Complete	07/30/2025	General	open		3	Title Issue -	Senior Liens
304962916	35510324	5759	Loan Review Complete	07/30/2025	General	open		3	Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance
305011773	35510398	2	Loan Review Complete	07/30/2025	General	open		3	Foreclosure processing has been delayed.
305011773	35510399	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
305011773	35510400	5748	Loan Review Complete	07/30/2025	General	open		3	Contested FC (No Atty Authorized) - Notes clearly state contested FC, no indication of resolution
304936775	35510426	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304936775	35510427	5742	Loan Review Complete	08/21/2025	General	open		3	Written Dispute - No indication servicer responded to outstanding dispute in writing
304963596	35510458	3538	Missing File	07/18/2025	General	open		3	Collection Comments - Missing
304973309	35510460	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304946008	35510555	5638	Loan Review Complete	08/21/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304981881	35510572	17	Loan Review Complete	07/30/2025	General	open		3	Lien is not in first position.
304999990	35510624	625	Loan Review Complete	08/21/2025	General	open		3	Loan is in Foreclosure
304982281	35510721	6430	Loan Review Complete	07/30/2025	General	open		3	Title Issue -	Other
304982281	35510722	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
304983194	35510724	5640	Loan Review Complete	07/24/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305002498	35510784	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304973407	35510818	625	Loan Review Complete	07/24/2025	General	open		3	Loan is in Foreclosure
304983444	35510898	5638	Loan Review Complete	07/30/2025	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
304983444	35510899	5640	Loan Review Complete	07/30/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304960921	35510906	625	Loan Review Complete	08/06/2025	General	open		3	Loan is in Foreclosure
304950081	35510912	5654	Loan Review Complete	08/21/2025	General	open		3	Environmental Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
305007517	35510937	5640	Loan Review Complete	08/21/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
305003241	35510962	625	Loan Review Complete	07/30/2025	General	open		3	Loan is in Foreclosure
305003124	35511001	5640	Loan Review Complete	07/30/2025	General	open		3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
304932839	35511041	6430	Loan Review Complete	07/30/2025	General	open		3	Title Issue -	Senior Liens

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Loan is in Foreclosure	39	0	0	0	0	39
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	36	0	0	0	0	36
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	22	0	0	0	0	22
		Collection Comments - Missing	22	0	0	0	0	22
		Title Issue -	15	0	0	0	0	15
		Cease and Desist Request Received From Mortgagor or 3rd Party	6	0	0	0	0	6
		Lien is not in first position.	4	0	0	0	0	4
		RFD - Borrower Illness	2	0	0	0	0	2
		Foreclosure processing has been delayed.	2	0	0	0	0	2
		Written Dispute - No indication servicer responded to outstanding dispute in writing	2	0	0	0	0	2
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	2	0	0	0	0	2
		Delinquent HOA Fees	1	0	0	0	0	1
		Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution	1	0	0	0	0	1
		Mortgagor Deceased - Not clear or no information on executor/heir	1	0	0	0	0	1
		F/C Sale Date Scheduled Within Next 6 Months	1	0	0	0	0	1
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Contested FC (No Atty Authorized) - Notes clearly state contested FC, no indication of resolution	1	0	0	0	0	1
		Environmental Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	1	0	0	0	0	1
		Total Comment Grade (3) Exceptions:	159	0	0	0	0	159